UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:
811-07175

Name of Registrant:
Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – December 31, 2009

Item 1: Reports to Shareholders

Vanguard Tax-Managed Funds®
Annual Report

December 31, 2009

Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Growth and Income Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

> For the fiscal year ended December 31, 2009, Vanguard’s four domestic Tax-Managed Funds’ returns ranged from about 29% for the Tax-Managed Capital Appreciation Fund to about 19% for the Tax-Managed Balanced Fund.

> Growth stocks outperformed value stocks during the year, and mid-capitalization stocks outpaced large- and small-cap stocks.

> Consistent with their tax-efficiency mandates, the funds continued to avoid making taxable capital-gains distributions to shareholders.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Results of Proxy Voting	9
Tax-Managed Balanced Fund	11
Tax-Managed Growth and Income Fund	39
Tax-Managed Capital Appreciation Fund	56
Tax-Managed Small-Cap Fund	75
Your Fund’s After-Tax Returns	95
About Your Fund’s Expenses	96
Glossary	98

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Tax-Managed Balanced Fund	VTMFX	19.14%
Tax-Managed Balanced Composite Index[1]		18.25
Mixed-Asset Target Allocation Moderate Funds Average[2]		22.86

Vanguard Tax-Managed Growth and Income Fund
Investor Shares	VTGIX	26.47%
Admiral™ Shares[3]	VTGLX	26.54
Institutional Shares[4]	VTMIX	26.63
S&P 500 Index		26.46
Large-Cap Core Funds Average[2]		27.46

Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	VMCAX	29.03%
Admiral Shares	VTCLX	29.11
Institutional Shares	VTCIX	29.21
Russell 1000 Index		28.43
Multi-Cap Core Funds Average[2]		30.88

Vanguard Tax-Managed Small-Cap Fund
Investor Shares	VTMSX	25.59%
Institutional Shares	VTSIX	25.75
S&P SmallCap 600 Index		25.57
Small-Cap Core Funds Average[2]		31.41

1 50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.
2 Derived from data provided by Lipper Inc.
3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
4 This class of shares also carries low expenses and is available for a minimum investment of $5 million.

Chairman’s Letter

Dear Shareholder,

Although the year began gloomily, stocks reversed course in March and rose steadily from then on. Vanguard’s four domestic Tax-Managed Funds followed suit.

The Tax-Managed Capital Appreciation Fund was the best performer, with a return of about 29%. The weakest performer was the Tax-Managed Balanced Fund, with a still-robust return of about 19%. Municipal bonds––which account for about half of the Tax-Managed Balanced Fund––produced a solid gain for the year, but trailed equities.

The funds met their tax-efficiency objective, as they have since their inception. In the Performance at a Glance chart on page 8, you can see that the funds’ advisors, Vanguard’s Quantitative Equity Group and Fixed Income Group, continued to avoid distributing capital gains to shareholders.

You may wish to review the table and discussion of after-tax returns for the fiscal year that appear later in this report.

Impressive stock returns masked lingering uncertainties
For the 12 months ended December 31, 2009, the broad U.S. stock market returned more than 29%, its highest calendar-year return since 2003. The year began with the market searching for a bottom, and it finally hit a low point in early March. From there, stocks mounted one of their strongest rallies ever—in magnitude and duration—resulting in a check mark-shaped stock chart for 2009.

The market’s outsized result came against a backdrop of economic uncertainty. The economy, which struggled to regain its footing as the financial crisis abated, began to show signs of growth in the second half of the year, even as unemployment climbed to levels not seen since 1983.

Stock markets outside the United States fared even better during 2009, especially many emerging markets, which weathered the financial crisis in relatively better fiscal and economic shape than their developed-market counterparts.

Bond markets calmed down, money market funds endured
Compared with the last months of 2008, when credit markets seized up and investors fled to the safety of U.S. Treasuries, 2009 represented a return to normalcy for bonds. Investors’ appetite for risk returned, and the demand for

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2009
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	28.43%	–5.36%	0.79%
Russell 2000 Index (Small-caps)	27.17	–6.07	0.51
Dow Jones U.S. Total Stock Market Index	29.35	–5.01	1.09
MSCI All Country World Index ex USA (International)	42.14	–3.04	6.30

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.93%	6.04%	4.97%
Barclays Capital Municipal Bond Index	12.91	4.41	4.32
Citigroup 3-Month Treasury Bill Index	0.16	2.22	2.88

CPI
Consumer Price Index	2.72%	2.28%	2.56%

corporate bonds increased, raising their prices and bringing down their yields. For the 12 months ended December 31, the broad taxable bond market returned about 6%, while municipal bonds returned about 13%.

Meanwhile, money market funds and other short-term savings vehicles did poorly in 2009. Interest rates at the shortest end of the maturity spectrum remained at historic lows, a casualty of the Federal Reserve Board’s efforts to revive the economy. The Fed kept its target for the federal funds rate between 0% and 0.25% for the entire year.

The stock market rally powered all four funds
Reflecting the broad U.S. stock market’s striking recovery, Vanguard’s four domestic Tax-Managed Funds posted notable returns.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Tax-Managed Fund	Ratio
Balanced	0.15%
Mixed-Asset Target Allocation Moderate Funds Average	0.94

Growth and Income
Investor Shares	0.21%
Admiral Shares	0.15
Institutional Shares	0.09
Large-Cap Core Funds Average	1.26

Capital Appreciation
Investor Shares	0.21%
Admiral Shares	0.15
Institutional Shares	0.09
Multi-Cap Core Funds Average	1.18

Small-Cap
Investor Shares	0.19%
Institutional Shares	0.09
Small-Cap Core Funds Average	1.43

1 The fund expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the fiscal year ended December 31, 2009, the expense ratios were: for the Tax-Managed Balanced Fund, 0.15%; for the Tax-Managed Growth and Income Fund, 0.21% for Investor Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.21% for Investor Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.19% for Investor Shares and 0.09% for Institutional Shares.

The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

(We review the performance of Vanguard Tax-Managed International Fund in a separate report.)

The Tax-Managed Capital Appreciation Fund, which includes large- and mid-capitalization stocks, led the way with a return of about 29%, as mid-cap stocks generally outpaced their large- and small-cap brethren. The Tax-Managed Growth and Income Fund has investment characteristics similar to those of its benchmark, the Standard and Poor’s 500 Index, and the fund and index produced nearly identical returns of about 26%. The Tax-Managed Small-Cap Fund advanced about 25%. The Tax-Managed Balanced Fund’s gain of about 19% reflected its nearly equal allocations to stocks and tax-exempt bonds.

Total Returns
Ten Years Ended December 31, 2009
Average
Annual Return
Tax-Managed Balanced Fund	2.72%
Tax-Managed Balanced Composite Index[1]	2.89
Mixed-Asset Target Allocation Moderate Funds Average[2]	2.37

Tax-Managed Growth and Income Fund Investor Shares	–0.97%
S&P 500 Index	–0.95
Large-Cap Core Funds Average[2]	–2.21

Tax-Managed Capital Appreciation Fund Investor Shares	–1.05%
Russell 1000 Index	–0.49
Multi-Cap Core Funds Average[2]	–0.17

Tax-Managed Small-Cap Fund Investor Shares	6.46%
S&P SmallCap 600 Index	6.35
Small-Cap Core Funds Average[2]	4.68

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.
2 Derived from data provided by Lipper Inc.

Three of the funds recorded gains in all ten equity sectors—a striking contrast to 2008, when all sectors finished with losses. In the Tax-Managed Small-Cap Fund, two sectors—financials and the tiny telecommunication services sector—declined. Growth stocks outpaced value stocks for the year, as higher-quality, dividend-paying companies lagged in the earlier stages of the recovery.

The information technology and consumer discretionary sectors were the top two contributors for all four funds. Corporations, which slashed their budgets during the financial crisis, resumed spending on communications equipment and on computer hardware and software. Sales of home computers and electronic components also helped lift the IT sector.

Although the downturn spurred an increase in the nationwide savings rate, certain consumer discretionary companies were well-positioned to benefit from customers’ new cost-consciousness. Internet retailers, media companies, home-improvement retailers, and recreation-oriented companies were among the firms that bounced back and drove the sector’s powerful return.

For the three funds that hold large- and mid-cap stocks, the financial sector also proved to be a source of strength. Giant banks passed the Treasury Department’s stress tests and began to regain investors’ confidence. Across the sector more broadly, investment firms, consumer-finance firms, and insurance companies took advantage of record-low interest rates to improve their balance sheets. Financial stocks, however, hurt the returns of the Tax-Managed Small-Cap Fund. Many of the fund’s commercial regional banks saw their shares plummet because of sour real estate loans.

To varying degrees, all four funds benefited from the performance of the energy, materials, health care, industrials, and consumer staples sectors as the stock market rally continued.

Metals and mining firms and chemical companies rose as worldwide demand for commodities revived. Global demand and signs of improvement in the economy also helped conglomerates and construction firms in the industrial sector. As oil prices rose during the year, so did the energy sector, particularly exploration and production, drilling, and equipment companies. Mergers and acquisitions boosted health care stocks. Consumer staples stocks increased along with consumer confidence, led by soft drink and tobacco companies.

The Tax-Managed Balanced Fund’s performance reflected that of its composite benchmark: The Russell 1000 Index returned about 28% and the Barclays Capital 7 Year Municipal Bond Index returned more than 7%. Fixed income returns were driven by increased demand for municipal bonds and by the federal government’s willingness to stabilize state and local governments along with the overall economy.

Tax-efficient strategy backed by skilled advisors, low costs
Over the past decade, Vanguard’s domestic Tax-Managed Funds have generated average annual returns ranging from about 6% for the Tax-Managed Small-Cap Fund to about –1% for both the Tax-Managed Growth and Income Fund and the Tax-Managed Capital Appreciation Fund.

To say the least, the decade was unkind to investors, with two bear markets smothering returns. It was the first calendar decade (a decade starting with a “0” year) that the S&P 500 Index finished with a negative total return––even the 1930s had a gain of about 1% when dividends are included. While we all wish the outcomes were better, it’s worth noting that three of the four funds in this report outperformed their peer-group averages during the period. The Tax-Managed Capital Appreciation Fund was about 1 percentage point off the multi-cap core funds average.

While maintaining tax-efficiency, all four funds have stayed close to the returns of their benchmarks, a testament to the skill and discipline employed by Vanguard’s Quantitative Equity and Fixed Income Groups. Low operating costs help the funds closely follow their indexes even in volatile investment environments.

The funds seek not only to offer competitive returns but to help investors keep more of those returns on an after-tax basis. Unlike many of their peers, the Vanguard Tax-Managed Funds have never distributed taxable capital gains to shareholders. The funds’ advisors hope to continue this record for many years as they manage each fund’s holdings with tax consequences in mind.

Two turbulent years underscore the wisdom of diversification
The past two years have been unusually volatile by almost any standard, and the period has served as a useful, if unwelcome, reminder that investing in the stock market is accompanied by risk. It’s precisely because of this risk that we expect stocks to outperform more conservative assets over the long term, on average, and also expect to experience occasional stretches of very poor performance.

The wisest way to confront such risk, in Vanguard’s view, is to construct a diversified portfolio with allocations suited to your own tolerance for market swings, as well as your investment goals. For tax-conscious investors, Vanguard’s Tax-Managed Funds, with their proven tax-efficiency and their low expense ratios, can play a useful role in such a portfolio.

On another matter, I would like to inform you that on January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 19, 2010

Your Fund’s Performance at a Glance
December 31, 2008, Through December 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Managed Fund	Share Price	Share Price	Dividends	Gains
Balanced	$16.19	$18.75	$0.497	$0.000
Growth and Income
Investor Shares	$19.65	$24.30	$0.480	$0.000
Admiral Shares	40.39	49.94	1.018	0.000
Institutional Shares	19.65	24.30	0.507	0.000
Capital Appreciation
Investor Shares	$21.39	$27.19	$0.409	$0.000
Admiral Shares	43.04	54.72	0.848	0.000
Institutional Shares	21.38	27.19	0.435	0.000
Small-Cap
Investor Shares	$17.44	$21.75	$0.152	$0.000
Institutional Shares	17.47	21.80	0.168	0.000

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*
The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

Tax-Managed Balanced Fund, Tax-Managed Growth and Income Fund, Tax-Managed Capital Appreciation Fund, Tax-Managed Small-Cap Fund

			Percentage
Trustee	For	Withheld	For
John J. Brennan	332,950,230	6,158,865	98.2%
Charles D. Ellis	328,349,533	10,759,561	96.8%
Emerson U. Fullwood	332,169,919	6,939,175	98.0%
Rajiv L. Gupta	332,466,216	6,642,878	98.0%
Amy Gutmann	332,166,754	6,942,340	98.0%
JoAnn Heffernan Heisen	332,562,599	6,546,496	98.1%
F. William McNabb III	332,782,852	6,326,242	98.1%
André F. Perold	332,490,478	6,618,617	98.0%
Alfred M. Rankin, Jr.	332,559,339	6,549,756	98.1%
Peter F. Volanakis	332,772,952	6,336,142	98.1%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:
(a) Purchasing and selling real estate.
(b) Issuing senior securities.
(c) Borrowing money.
(d) Making loans.
(e) Purchasing and selling commodities.
(f) Concentrating investments in a particular industry or group of industries.
(g) Eliminating outdated fundamental investment policies not required by law.

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Tax-Managed Balanced Fund
2a	20,098,321	395,849	762,518	1,562,292	88.1%
2b	19,923,283	479,699	853,706	1,562,292	87.3%
2c	19,700,762	421,721	1,134,205	1,562,292	86.3%
2d	19,709,564	444,557	1,102,566	1,562,293	86.4%

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
2e	19,842,698	410,682	1,003,309	1,562,292	87.0%
2f	19,891,812	441,294	923,581	1,562,293	87.2%
2g	20,130,446	415,232	711,008	1,562,294	88.2%

Tax-Managed Growth and Income Fund
2a	34,517,238	1,032,437	1,165,869	2,382,597	88.3%
2b	34,371,942	1,108,210	1,235,392	2,382,597	87.9%
2c	34,032,274	1,125,722	1,557,548	2,382,597	87.0%
2d	34,101,064	1,173,426	1,441,055	2,382,596	87.2%
2e	34,062,529	1,067,679	1,585,336	2,382,597	87.1%
2f	34,263,249	1,091,872	1,360,423	2,382,597	87.6%
2g	34,666,772	1,120,509	928,264	2,382,596	88.7%

Tax-Managed Capital Appreciation Fund
2a	47,953,335	762,909	1,293,296	1,496,933	93.1%
2b	47,774,989	787,977	1,446,575	1,496,934	92.8%
2c	47,464,905	753,178	1,791,459	1,496,932	92.2%
2d	47,397,340	846,849	1,765,354	1,496,931	92.0%
2e	47,301,900	825,047	1,882,594	1,496,933	91.8%
2f	47,586,000	877,229	1,546,312	1,496,933	92.4%
2g	48,122,300	744,113	1,143,130	1,496,931	93.4%

Tax-Managed Small-Cap Fund
2a	45,514,086	741,292	1,329,232	3,142,669	89.7%
2b	45,245,097	849,395	1,490,118	3,142,668	89.2%
2c	44,968,725	763,653	1,852,233	3,142,668	88.6%
2d	44,990,591	855,772	1,738,248	3,142,668	88.7%
2e	44,984,890	762,992	1,836,729	3,142,668	88.7%
2f	45,228,710	900,305	1,455,594	3,142,670	89.2%
2g	45,616,705	800,467	1,167,439	3,142,668	89.9%

Tax-Managed Balanced Fund

Fund Profile
As of December 31, 2009

Total Fund Characteristics
Yield[1]	2.0%
Turnover Rate	27%
Expense Ratio[2]	0.15%
Short-Term Reserves	0.0%

Equity Characteristics
		Comparative	Broad
	Fund	Index[3]	Index[4]
Number of Stocks	529	965	4,201
Median Market Cap	$33.2B	$34.3B	$30.7B
Price/Earnings Ratio	31.8x	32.5x	35.7x
Price/Book Ratio	2.2x	2.2x	2.1x
Dividend Yield	1.5%	1.9%	1.8%
Return on Equity	20.2%	20.2%	19.3%
Earnings Growth Rate	9.4%	8.3%	8.1%
Foreign Holdings	0.0%	0.0%	0.0%

Fixed Income Characteristics
		Comparative	Broad
	Fund	Index[5]	Index[6]
Number of Bonds	358	4,441	46,162
Yield to Maturity	3.0%[7]	3.1%	3.6%
Average Coupon	4.7%	5.0%	5.0%
Average Effective
Maturity	6.4 years	7.0 years	13.5 years
Average Quality	AA	AA	AA
Average Duration	5.7 years	5.4 years	8.3 years

Total Fund Volatility Measures[8]
	Fund Versus	Fund Versus
	Composite Index[9]	Broad Index[4]
R-Squared	0.99	0.92
Beta	0.97	0.50

Ten Largest Stocks[10] (% of equity portfolio)
Exxon Mobil Corp.	integrated oil
	and gas	2.9%
Microsoft Corp.	systems software	2.0
Apple Inc.	computer hardware	1.9
Johnson & Johnson	pharmaceuticals	1.7
JPMorgan Chase & Co.	diversified financial
	services	1.6
Procter & Gamble Co.	household products	1.6
Google Inc. Class A	Internet software
	and services	1.5
General Electric Co.	industrial
	conglomerates	1.4
International Business	computer
Machines Corp.	hardware	1.4
Cisco Systems Inc.	communications
	equipment	1.4
Top Ten		17.4
Top Ten as % of Total Net Assets		8.4%

Fund Asset Allocation

1 30-day SEC yield. See the Glossary.
2 The expense ratio shown is from the prospectus dated April 24, 2009, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended December 31, 2009, the expense ratio was 0.15%.
3 Russell 1000 Index.
4 Dow Jones U.S. Total Stock Market Index.
5 Barclays Capital 7 Year Municipal Bond Index.
6 Barclays Capital Municipal Bond Index.
7 Before expenses.
8 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
9 50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.
10 The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.3%	10.2%	10.3%
Consumer Staples	10.8	10.7	9.9
Energy	11.2	11.3	10.6
Financials	14.3	14.4	16.0
Health Care	12.6	12.5	12.6
Industrials	10.6	10.4	10.6
Information Technology	19.3	19.4	19.3
Materials	4.0	4.0	4.0
Telecommunication
Services	3.1	3.1	2.9
Utilities	3.8	4.0	3.8

Distribution by Maturity (% of fixed income portfolio)
Under 1 Year	7.7%
1–5 Years	33.6
5–10 Years	47.9
10–20 Years	10.7
20–30 Years	0.0
Over 30 Years	0.1

Largest Area Concentrations[3]
(% of fixed income portfolio)
New York	18.5%
California	10.0
Texas	7.4
New Jersey	6.1
Massachusetts	5.2
Arizona	5.1
Florida	3.9
Georgia	3.8
Missouri	3.4
Puerto Rico	3.3
Top Ten	66.7%

Distribution by Credit Quality
(% of fixed income portfolio)
AAA	28.4%
AA	46.5
A	21.8
BBB	3.1
Other	0.2

Equity Investment Focus

Fixed Income Investment Focus

1 Russell 1000 Index.
2 Dow Jones U.S. Total Stock Market Index.
3 “Largest Area Concentrations” figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1999–December 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended December 31, 2009			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Balanced Fund[1]	19.14%	3.18%	2.72%	$13,082
Fee-Adjusted Returns[2]	17.98	3.18	2.72	13,082
Russell 1000 Index	28.43	0.79	–0.49	9,520
Barclays Capital 7 Year Municipal Bond Index	7.61	4.58	5.59	17,222
Tax-Managed Balanced Composite Index[3]	18.25	3.02	2.89	13,293
Mixed-Asset Target Allocation Moderate
Funds Average[4]	22.86	2.16	2.37	12,641

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts with balances below $10,000.
3 50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.
4 Derived from data provided by Lipper Inc.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Fiscal-Year Total Returns (%): December 31, 1999–December 31, 2009

1 50% Russell 1000 Index, 50% Barclays Capital 7 Year Municipal Bond Index.

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets
As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (47.9%)
Consumer Discretionary (4.9%)
	Walt Disney Co.	65,950	2,127
	Comcast Corp. Class A	96,350	1,624
*	Amazon.com Inc.	11,951	1,608
	McDonald’s Corp.	24,309	1,518
	Target Corp.	27,800	1,345
	Lowe’s Cos. Inc.	55,800	1,305
*	DIRECTV Class A	36,722	1,225
	Home Depot Inc.	35,399	1,024
	NIKE Inc. Class B	14,730	973
*	Ford Motor Co.	96,900	969
	News Corp. Class A	64,100	877
	Time Warner Inc.	25,796	752
	Staples Inc.	30,155	741
	Yum! Brands Inc.	20,800	727
*	Viacom Inc. Class B	22,958	682
	TJX Cos. Inc.	18,600	680
*	Kohl’s Corp.	12,600	679
*	Starbucks Corp.	29,300	676
	Time Warner Cable Inc.	16,161	669
	Best Buy Co. Inc.	15,075	595
	Coach Inc.	12,800	468
	Marriott International Inc.
	Class A	16,275	443
*	Bed Bath & Beyond Inc.	10,800	417
	Gap Inc.	19,725	413
	Harley-Davidson Inc.	15,185	383
*	Apollo Group Inc. Class A	6,300	382
	Polo Ralph Lauren Corp.
	Class A	4,573	370
	Ross Stores Inc.	8,400	359
	PetSmart Inc.	12,721	339
	BorgWarner Inc.	9,900	329
	RadioShack Corp.	16,372	319
*	O’Reilly Automotive Inc.	8,000	305
	DISH Network Corp. Class A	14,557	302
	Advance Auto Parts Inc.	7,205	292
	DeVry Inc.	5,100	289
	Tiffany & Co.	6,700	288

			Market
			Value•
		Shares	($000)
	Thor Industries Inc.	9,120	286
	Hasbro Inc.	8,925	286
	Phillips-Van Heusen Corp.	7,000	285
	Harman International
	Industries Inc.	8,030	283
	Strayer Education Inc.	1,320	280
	Pulte Homes Inc.	27,497	275
	Cablevision Systems Corp.
	Class A	10,594	273
	John Wiley & Sons Inc.
	Class A	6,400	268
	Guess? Inc.	6,000	254
	Sherwin-Williams Co.	4,100	253
	Washington Post Co. Class B	560	246
	Macy’s Inc.	14,400	241
	Black & Decker Corp.	3,700	240
	International
	Speedway Corp. Class A	8,410	239
	Weight Watchers
	International Inc.	7,600	222
	International Game
	Technology	11,600	218
	Brinker International Inc.	13,375	200
	Gentex Corp.	10,200	182
	Burger King Holdings Inc.	8,000	151
*	Dollar General Corp.	6,500	146
	DR Horton Inc.	13,399	146
*	Brink’s Home Security
	Holdings Inc.	4,300	140
*	New York Times Co. Class A	11,000	136
	Wyndham Worldwide Corp.	6,300	127
	Omnicom Group Inc.	3,200	125
*	Liberty Global Inc.	5,446	119
*	Discovery
	Communications Inc.
	Class A	3,841	118
*	Liberty Media Corp. - Starz	2,364	109
*	Career Education Corp.	4,500	105
	Comcast Corp.	6,476	104
	Family Dollar Stores Inc.	3,200	89

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Johnson Controls Inc.	2,300	63
	WABCO Holdings Inc.	2,334	60
	H&R Block Inc.	2,600	59
*	Toll Brothers Inc.	2,000	38
*	MGM Mirage	4,013	37
*	Liberty Media Corp. - Capital	1,200	29
	CBS Corp. Class B	1,600	22
	Starwood Hotels &
	Resorts Worldwide Inc.	400	15
	Lennar Corp. Class B	680	7
	Newell Rubbermaid Inc.	218	3
	Darden Restaurants Inc.	50	2
*	Krispy Kreme Doughnuts Inc.
	Warrants Exp. 3/2/12	243	—
			32,975
Consumer Staples (5.2%)
	Procter & Gamble Co.	83,484	5,062
	Coca-Cola Co.	73,700	4,201
	Wal-Mart Stores Inc.	72,900	3,897
	PepsiCo Inc.	52,087	3,167
	Philip Morris
	International Inc.	47,000	2,265
	CVS Caremark Corp.	50,998	1,643
	Colgate-Palmolive Co.	16,200	1,331
	Walgreen Co.	32,700	1,201
	Costco Wholesale Corp.	17,219	1,019
	Archer-Daniels-Midland Co.	27,321	855
	Altria Group Inc.	35,500	697
	Kraft Foods Inc.	25,016	680
	JM Smucker Co.	7,746	478
	Safeway Inc.	21,734	463
	Dr Pepper Snapple
	Group Inc.	15,400	436
	Coca-Cola Enterprises Inc.	18,900	401
	Estee Lauder Cos. Inc.
	Class A	8,149	394
	Brown-Forman Corp. Class B	6,950	372
	Molson Coors Brewing Co.
	Class B	8,000	361
	Mead Johnson Nutrition Co.
	Class A	8,238	360
	Pepsi Bottling Group Inc.	9,300	349
	Church & Dwight Co. Inc.	5,500	332
	Clorox Co.	5,400	329
	Tyson Foods Inc. Class A	25,331	311
	McCormick & Co. Inc.	8,400	304
*	Energizer Holdings Inc.	4,894	300
	Kimberly-Clark Corp.	4,672	298
*	Constellation Brands Inc.
	Class A	18,600	296
	Del Monte Foods Co.	25,700	291
	Alberto-Culver Co. Class B	9,950	291
*	Dean Foods Co.	15,650	282
	Corn Products
	International Inc.	9,407	275

			Market
			Value•
		Shares	($000)
	Hormel Foods Corp.	7,100	273
	PepsiAmericas Inc.	9,300	272
*	Smithfield Foods Inc.	16,600	252
	Bunge Ltd.	3,600	230
*	Ralcorp Holdings Inc.	3,800	227
	General Mills Inc.	3,000	212
*	Central European
	Distribution Corp.	7,400	210
	Kroger Co.	7,100	146
			34,763
Energy (5.4%)
	Exxon Mobil Corp.	134,594	9,178
	Chevron Corp.	51,833	3,991
	Schlumberger Ltd.	32,867	2,139
	ConocoPhillips	33,387	1,705
	Occidental Petroleum Corp.	20,404	1,660
	Apache Corp.	12,773	1,318
	Devon Energy Corp.	17,146	1,260
	Anadarko Petroleum Corp.	18,993	1,186
	EOG Resources Inc.	10,378	1,010
	XTO Energy Inc.	16,266	757
	Hess Corp.	12,300	744
	Noble Energy Inc.	8,500	605
	Peabody Energy Corp.	13,361	604
*	Cameron International Corp.	12,700	531
	Consol Energy Inc.	10,100	503
	Range Resources Corp.	9,150	456
*	Newfield Exploration Co.	9,100	439
	Pioneer Natural
	Resources Co.	9,049	436
*	Nabors Industries Ltd.	19,489	427
	Diamond Offshore
	Drilling Inc.	4,300	423
*	Alpha Natural Resources Inc.	9,430	409
*	FMC Technologies Inc.	7,040	407
*	Pride International Inc.	12,587	402
	Cabot Oil & Gas Corp.	9,100	397
	BJ Services Co.	20,211	376
	Helmerich & Payne Inc.	9,200	367
	Murphy Oil Corp.	6,700	363
	Halliburton Co.	11,664	351
*	Forest Oil Corp.	14,300	318
	St Mary Land &
	Exploration Co.	8,944	306
	Marathon Oil Corp.	9,682	302
*	Rowan Cos. Inc.	12,585	285
*	Continental Resources Inc.	6,260	268
*	Superior Energy Services Inc.	9,700	236
*	Helix Energy Solutions
	Group Inc.	19,500	229
*	SEACOR Holdings Inc.	3,000	229
*	SandRidge Energy Inc.	22,400	211
*	CNX Gas Corp.	7,100	210
*	Mariner Energy Inc.	17,700	205
	Smith International Inc.	7,179	195

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Plains Exploration &
	Production Co.	4,748	131
	Patterson-UTI Energy Inc.	8,502	131
	Tesoro Corp.	6,752	91
	Chesapeake Energy Corp.	2,100	54
	National Oilwell Varco Inc.	1,229	54
*	Southwestern Energy Co.	1,100	53
	Cimarex Energy Co.	400	21
*	Denbury Resources Inc.	1,400	21
			35,994
Financials (6.8%)
	JPMorgan Chase & Co.	122,164	5,091
	Bank of America Corp.	281,485	4,239
	Wells Fargo & Co.	149,656	4,039
	Goldman Sachs Group Inc.	16,100	2,718
	Citigroup Inc.	502,711	1,664
	US Bancorp	43,300	975
	State Street Corp.	19,676	857
	Morgan Stanley	27,460	813
	American Express Co.	19,333	783
	Aflac Inc.	16,000	740
	Charles Schwab Corp.	39,305	740
	Franklin Resources Inc.	6,738	710
	Bank of New York
	Mellon Corp.	25,100	702
	Loews Corp.	16,400	596
*	Progressive Corp.	32,000	576
	Public Storage	7,061	575
	Travelers Cos. Inc.	10,589	528
	Lincoln National Corp.	18,300	455
	Host Hotels & Resorts Inc.	38,901	454
	Discover Financial Services	29,180	429
	MetLife Inc.	11,440	404
	Plum Creek Timber Co. Inc.	10,700	404
	Prudential Financial Inc.	8,112	404
	Fifth Third Bancorp	41,100	401
	Hartford Financial
	Services Group Inc.	17,200	400
	Unum Group	20,000	390
	BlackRock Inc.	1,622	377
	SunTrust Banks Inc.	18,500	375
	Federal Realty
	Investment Trust	5,445	369
	Simon Property Group Inc.	4,602	367
	SL Green Realty Corp.	7,300	367
*	TD Ameritrade Holding Corp.	18,800	364
	Digital Realty Trust Inc.	7,178	361
*	CB Richard Ellis Group Inc.
	Class A	26,200	356
	Kimco Realty Corp.	26,100	353
	Jones Lang LaSalle Inc.	5,769	348
	Hospitality Properties Trust	14,525	344
	Reinsurance Group of
	America Inc. Class A	7,124	339
	People’s United Financial Inc.	19,800	331

			Market
			Value•
		Shares	($000)
*	Leucadia National Corp.	13,500	321
	Torchmark Corp.	7,300	321
	Legg Mason Inc.	10,600	320
	HCC Insurance Holdings Inc.	11,000	308
	Moody’s Corp.	11,300	303
*	Arch Capital Group Ltd.	4,200	301
	WR Berkley Corp.	11,950	294
	Lazard Ltd. Class A	7,700	292
*	First Horizon National Corp.	21,679	290
	RenaissanceRe Holdings Ltd.	5,400	287
	AMB Property Corp.	11,200	286
*	St Joe Co.	9,900	286
	PNC Financial Services
	Group Inc.	5,400	285
	Allstate Corp.	9,400	282
*	Markel Corp.	830	282
	Hanover Insurance Group Inc.	6,100	271
	SEI Investments Co.	15,000	263
	KeyCorp	46,300	257
	BancorpSouth Inc.	10,900	256
*	Forest City Enterprises Inc.
	Class A	21,571	254
	Allied World Assurance
	Co. Holdings Ltd.	5,200	240
	Capital One Financial Corp.	6,200	238
*	Genworth Financial Inc.
	Class A	20,900	237
	Cullen/Frost Bankers Inc.	4,600	230
	Alexandria Real Estate
	Equities Inc.	3,500	225
*	Jefferies Group Inc.	9,300	221
	Commerce Bancshares Inc.	5,689	220
	Raymond James
	Financial Inc.	9,250	220
	Washington Federal Inc.	11,100	215
	Assurant Inc.	7,200	212
	Brown & Brown Inc.	11,800	212
	First Citizens BancShares Inc.
	Class A	1,267	208
	Wesco Financial Corp.	590	202
	StanCorp Financial Group Inc.	5,000	200
	BOK Financial Corp.	4,040	192
	Regions Financial Corp.	36,100	191
	American Financial
	Group Inc.	7,650	191
	TFS Financial Corp.	15,600	189
*	NASDAQ OMX Group Inc.	9,500	188
	Marshall & Ilsley Corp.	34,500	188
	Whitney Holding Corp.	19,100	174
	CME Group Inc.	499	168
*	GLG Partners Inc.	47,200	152
*	MBIA Inc.	35,400	141
	BB&T Corp.	3,800	96
	Comerica Inc.	2,600	77
	Apartment Investment &
	Management Co.	4,700	75

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Chubb Corp.	1,400	69
	Ameriprise Financial Inc.	1,180	46
	Taubman Centers Inc.	400	14
	AON Corp.	300	12
			45,740
Health Care (6.0%)
	Johnson & Johnson	86,332	5,561
	Pfizer Inc.	207,839	3,781
	Merck & Co. Inc.	75,421	2,756
	Abbott Laboratories	38,900	2,100
*	Amgen Inc.	35,174	1,990
*	Gilead Sciences Inc.	32,755	1,418
	UnitedHealth Group Inc.	44,074	1,343
*	Medco Health Solutions Inc.	18,616	1,190
*	WellPoint Inc.	18,825	1,097
	Medtronic Inc.	23,200	1,020
*	Celgene Corp.	15,319	853
*	Thermo Fisher Scientific Inc.	17,703	844
	Allergan Inc.	13,316	839
*	Express Scripts Inc.	9,200	795
	Bristol-Myers Squibb Co.	30,895	780
	McKesson Corp.	12,044	753
	Baxter International Inc.	12,800	751
*	Biogen Idec Inc.	13,060	699
	Aetna Inc.	20,913	663
*	Genzyme Corp.	12,080	592
	Eli Lilly & Co.	15,900	568
	Cardinal Health Inc.	16,790	541
	CIGNA Corp.	15,300	540
*	Forest Laboratories Inc.	16,600	533
	Quest Diagnostics Inc.	8,500	513
*	Life Technologies Corp.	9,800	512
*	Zimmer Holdings Inc.	8,470	501
	AmerisourceBergen Corp.
	Class A	18,494	482
*	St Jude Medical Inc.	12,168	448
	CR Bard Inc.	5,600	436
*	Waters Corp.	6,810	422
*	Hospira Inc.	8,060	411
*	Mylan Inc.	22,029	406
*	Laboratory Corp. of
	America Holdings	5,200	389
	DENTSPLY International Inc.	10,900	383
	Becton Dickinson and Co.	4,684	369
	Beckman Coulter Inc.	5,300	347
	IMS Health Inc.	16,264	343
*	King Pharmaceuticals Inc.	26,667	327
	Cooper Cos. Inc.	8,400	320
*	Watson Pharmaceuticals Inc.	8,000	317
	Techne Corp.	4,200	288
*	Endo Pharmaceuticals
	Holdings Inc.	12,700	260
*	CareFusion Corp.	8,395	210
	Omnicare Inc.	8,000	193
*	Patterson Cos. Inc.	6,600	185
*	Boston Scientific Corp.	18,300	165

			Market
			Value•
		Shares	($000)
	PerkinElmer Inc.	5,400	111
	Stryker Corp.	249	13
			40,358
Industrials (5.1%)
	General Electric Co.	302,409	4,575
	United Technologies Corp.	24,876	1,727
	3M Co.	16,900	1,397
	FedEx Corp.	12,434	1,038
	Union Pacific Corp.	16,218	1,036
	Raytheon Co.	16,662	858
	Boeing Co.	15,820	856
	Danaher Corp.	11,185	841
	United Parcel Service Inc.
	Class B	13,200	757
	Precision Castparts Corp.	6,528	720
	CSX Corp.	13,800	669
	Caterpillar Inc.	10,200	581
	L-3 Communications
	Holdings Inc.	6,300	548
	Southwest Airlines Co.	45,587	521
	Emerson Electric Co.	12,100	515
	CH Robinson Worldwide Inc.	8,269	486
	ITT Corp.	9,700	482
	Cummins Inc.	10,224	469
	Fluor Corp.	9,648	435
	Expeditors International of
	Washington Inc.	12,500	434
	Burlington Northern
	Santa Fe Corp.	4,338	428
	Honeywell International Inc.	10,400	408
	WW Grainger Inc.	4,200	407
	Republic Services Inc.
	Class A	14,110	399
	Bucyrus International Inc.
	Class A	6,761	381
*	McDermott International Inc.	15,700	377
	Fastenal Co.	8,900	371
	Textron Inc.	19,646	370
	Flowserve Corp.	3,900	369
	Rockwell Collins Inc.	6,400	354
	Roper Industries Inc.	6,700	351
*	Stericycle Inc.	6,100	337
*	Jacobs Engineering Group Inc.	8,820	332
	AMETEK Inc.	8,650	331
	Northrop Grumman Corp.	5,918	331
	Gardner Denver Inc.	7,625	324
	Donaldson Co. Inc.	7,569	322
*	Quanta Services Inc.	15,400	321
	Copa Holdings SA Class A	5,700	310
*	URS Corp.	6,900	307
	Equifax Inc.	9,900	306
	JB Hunt Transport
	Services Inc.	9,300	300
*	Terex Corp.	15,011	297
	IDEX Corp.	9,500	296
*	Iron Mountain Inc.	12,746	290

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Lennox International Inc.	7,400	289
	Dun & Bradstreet Corp.	3,400	287
	Manpower Inc.	5,100	278
*	Alliant Techsystems Inc.	3,144	278
	SPX Corp.	5,007	274
	KBR Inc.	14,400	274
*	Navistar International Corp.	7,000	271
	Toro Co.	6,341	265
*	Covanta Holding Corp.	14,400	260
	Manitowoc Co. Inc.	25,944	259
	Landstar System Inc.	6,625	257
*	WESCO International Inc.	9,400	254
	UTi Worldwide Inc.	17,100	245
	Valmont Industries Inc.	3,100	243
*	Armstrong World
	Industries Inc.	6,092	237
	Pentair Inc.	6,800	220
	Robert Half International Inc.	8,200	219
	Lockheed Martin Corp.	2,803	211
	General Dynamics Corp.	3,091	211
	Con-way Inc.	5,400	188
	Deere & Co.	3,400	184
	Illinois Tool Works Inc.	3,700	178
*	Aecom Technology Corp.	6,300	173
	Brink’s Co.	6,833	166
*	Thomas & Betts Corp.	3,800	136
	Cintas Corp.	4,550	119
*	Spirit Aerosystems
	Holdings Inc. Class A	5,400	107
	Norfolk Southern Corp.	1,700	89
	Ryder System Inc.	1,400	58
	Wabtec Corp.	1,300	53
*	AGCO Corp.	1,500	48
	PACCAR Inc.	900	33
	Pall Corp.	400	14
			33,942
Information Technology (9.2%)
	Microsoft Corp.	208,306	6,351
*	Apple Inc.	28,911	6,096
*	Google Inc. Class A	7,853	4,869
	International Business
	Machines Corp.	34,647	4,535
*	Cisco Systems Inc.	189,300	4,532
	Hewlett-Packard Co.	79,007	4,070
	Oracle Corp.	128,500	3,153
	Intel Corp.	138,300	2,821
	QUALCOMM Inc.	37,600	1,739
	Visa Inc. Class A	16,744	1,464
*	EMC Corp.	75,800	1,324
	Texas Instruments Inc.	48,100	1,254
	Corning Inc.	61,900	1,195
*	eBay Inc.	42,800	1,008
*	Dell Inc.	64,900	932
	Mastercard Inc. Class A	3,450	883
*	Yahoo! Inc.	51,000	856
*	Adobe Systems Inc.	21,800	802

			Market
			Value•
		Shares	($000)
	Applied Materials Inc.	57,151	797
	Motorola Inc.	97,500	757
*	Symantec Corp.	38,362	686
*	Broadcom Corp. Class A	20,550	646
*	NetApp Inc.	16,512	568
	CA Inc.	22,552	507
*	Intuit Inc.	16,200	498
	Amphenol Corp. Class A	10,714	495
	Xilinx Inc.	18,200	456
	Altera Corp.	19,600	444
	KLA-Tencor Corp.	12,000	434
*	Citrix Systems Inc.	10,100	420
*	BMC Software Inc.	10,400	417
*	Fiserv Inc.	8,525	413
*	Agilent Technologies Inc.	13,144	408
	Fidelity National Information
	Services Inc.	17,060	400
*	Autodesk Inc.	15,400	391
	Global Payments Inc.	6,853	369
	Analog Devices Inc.	11,434	361
*	NVIDIA Corp.	17,900	334
*	Computer Sciences Corp.	5,700	328
*	Affiliated Computer
	Services Inc. Class A	5,300	316
	National
	Semiconductor Corp.	20,500	315
	Factset Research
	Systems Inc.	4,327	285
*	Teradata Corp.	8,336	262
*	Lam Research Corp.	6,500	255
*	Tellabs Inc.	44,600	253
*	Fairchild Semiconductor
	International Inc. Class A	24,600	246
*	Avnet Inc.	8,100	244
*	Ingram Micro Inc.	11,000	192
	Automatic Data
	Processing Inc.	3,874	166
*	Atmel Corp.	33,600	155
*	Cadence Design
	Systems Inc.	23,600	141
*	Lexmark International Inc.
	Class A	4,500	117
	Harris Corp.	2,100	100
*	LSI Corp.	14,400	87
	AVX Corp.	5,300	67
*	Activision Blizzard Inc.	6,000	67
*	Tech Data Corp.	1,400	65
	Lender Processing
	Services Inc.	1,500	61
*	AOL Inc.	2,345	55
*	Convergys Corp.	3,100	33
*	Arrow Electronics Inc.	700	21
*	NCR Corp.	336	4
			61,520

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
Materials (2.0%)
	Monsanto Co.	19,508	1,595
*	Freeport-McMoRan
	Copper & Gold Inc.	15,387	1,235
	Newmont Mining Corp.	19,114	904
	International Paper Co.	22,587	605
	Mosaic Co.	8,900	532
	Nucor Corp.	10,400	485
	Ecolab Inc.	10,800	481
	Dow Chemical Co.	17,400	481
	Sigma-Aldrich Corp.	7,900	399
	EI du Pont de
	Nemours & Co.	11,800	397
	Celanese Corp. Class A	11,400	366
	Ball Corp.	7,028	363
	CF Industries Holdings Inc.	3,900	354
*	Owens-Illinois Inc.	10,400	342
	Nalco Holding Co.	13,400	342
	FMC Corp.	6,100	340
	Airgas Inc.	7,000	333
*	Crown Holdings Inc.	12,800	327
	Reliance Steel &
	Aluminum Co.	6,800	294
	Ashland Inc.	7,280	288
	Terra Industries Inc.	8,900	286
	Cytec Industries Inc.	7,785	284
*	Pactiv Corp.	11,700	282
	Sealed Air Corp.	11,800	258
	Scotts Miracle-Gro Co.
	Class A	6,200	244
	Praxair Inc.	2,900	233
	Martin Marietta Materials Inc.	2,286	204
	Schnitzer Steel Industries Inc.	4,100	196
	Cliffs Natural Resources Inc.	4,000	184
	Steel Dynamics Inc.	9,800	174
	Albemarle Corp.	2,000	73
	Air Products & Chemicals Inc.	500	41
	Vulcan Materials Co.	334	18
	United States Steel Corp.	300	17
			12,957
Telecommunication Services (1.5%)
	AT&T Inc.	154,166	4,321
	Verizon Communications Inc.	67,900	2,250
*	American Tower Corp.
	Class A	17,944	775
*	Crown Castle
	International Corp.	15,228	595
*	Sprint Nextel Corp.	136,468	499
*	NII Holdings Inc.	11,805	396
*	SBA Communications Corp.
	Class A	10,921	373
	Telephone &
	Data Systems Inc.	5,800	197
*	Clearwire Corp. Class A	28,900	195
*	United States Cellular Corp.	4,450	189

			Market
			Value•
		Shares	($000)
*	MetroPCS
	Communications Inc.	20,300	155
	Telephone &
	Data Systems Inc. -
	Special Common Shares	3,000	91
*	tw telecom inc Class A	2,100	36
*	Clearwire Corp. Rights
	Exp. 6/21/10	28,900	12
			10,084
Utilities (1.8%)
	Exelon Corp.	24,700	1,207
	FPL Group Inc.	16,200	856
	PG&E Corp.	15,400	688
	Sempra Energy	11,867	664
	Edison International	16,700	581
	PPL Corp.	16,500	533
*	AES Corp.	36,200	482
	Questar Corp.	11,195	465
	EQT Corp.	9,400	413
	Wisconsin Energy Corp.	7,500	374
*	NRG Energy Inc.	15,600	368
	MDU Resources Group Inc.	15,450	365
	CMS Energy Corp.	22,101	346
	Energen Corp.	7,300	342
	National Fuel Gas Co.	6,800	340
	Dominion Resources Inc.	8,308	323
*	Calpine Corp.	28,700	316
	NSTAR	8,400	309
	NV Energy Inc.	24,417	302
	Allegheny Energy Inc.	12,211	287
	Northeast Utilities	11,100	286
	Southern Co.	8,200	273
*	Mirant Corp.	17,154	262
*	RRI Energy Inc.	44,900	257
	UGI Corp.	10,100	244
	Aqua America Inc.	13,200	231
	American Water
	Works Co. Inc.	9,800	220
	DPL Inc.	7,800	215
	Ormat Technologies Inc.	5,400	204
	Public Service Enterprise
	Group Inc.	5,564	185
	Duke Energy Corp.	9,392	162
	ITC Holdings Corp.	2,100	110
	Entergy Corp.	700	57
	American Electric
	Power Co. Inc.	400	14
*	Dynegy Inc. Class A	2,300	4
			12,285
Total Common Stocks
(Cost $207,982)			320,618

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.0%)
Alabama (0.5%)
Alabama Public School & College Auth.	5.000%	12/1/21	500	533
Alabama Public School & College Auth.	5.000%	12/1/22	500	530
Huntsville AL Capital Improvement GO	5.000%	9/1/26	2,000	2,174
				3,237
Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (14)	1,695	1,775

Arizona (2.6%)
Arizona School Fac. Board Rev.
(State School Improvement)	5.750%	7/1/14 (2)(Prere.)	500	595
Arizona School Fac. Board Rev. COP	5.500%	9/1/23	500	544
Arizona Transp. Board Highway Rev.	5.250%	7/1/12 (Prere.)	1,965	2,180
Arizona Transp. Board Highway Rev.	5.250%	7/1/17	2,215	2,414
Mesa AZ Util. System Rev.	5.000%	7/1/14 (14)(Prere.)	500	577
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.000%	7/1/21 (14)	500	533
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev.	5.000%	1/1/28	3,250	3,529
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24	5,000	4,844
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	500	584
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	500	584
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	500	584
Scottsdale AZ Muni. Property Corp. Excise Tax Rev.	5.000%	7/1/16 (Prere.)	500	584
				17,552
California (5.1%)
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	500	524
California GO	5.250%	10/1/13 (14)	500	556
California GO	5.000%	11/1/13	500	552
California GO	5.000%	6/1/15	500	545
California GO	6.000%	2/1/16	500	563
California GO	5.000%	3/1/17	500	535
California GO	5.000%	4/1/17	500	535
California GO	5.500%	4/1/18	1,000	1,088
California GO	6.000%	4/1/18	500	559
California GO	5.000%	9/1/18	500	521
California GO	5.000%	11/1/18 (14)	500	523
California GO	5.000%	6/1/19 (14)	500	519
California GO	5.000%	6/1/25	495	488
California GO	5.500%	3/1/26	500	510
California GO	4.500%	8/1/28 (2)	485	426
California GO	5.750%	4/1/29	500	512
California GO	5.000%	9/1/29 (2)	500	475
California GO	6.500%	4/1/33	500	540
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	500	547
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	9/1/11 (2)	1,535	1,547
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/14 (2)	3,000	3,296
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/15 (2)	3,000	3,229
California State Econ. Recovery Bonds	5.000%	7/1/14 (Prere.)	205	238
California State Econ. Recovery Bonds	5.000%	7/1/15	295	321

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Econ. Recovery Bonds	5.000%	7/1/18	500	536
California State Econ. Recovery Bonds	5.000%	7/1/20	500	528
California State Econ. Recovery Bonds	5.250%	7/1/21	825	881
California State Econ. Recovery Bonds	5.000%	7/1/22	500	516
California State Econ. Recovery Bonds PUT	5.000%	3/1/10 (Prere.)	500	504
California State Econ. Recovery Bonds PUT	5.000%	7/1/10 (Prere.)	500	512
California Statewide Community Dev. Auth. Rev.	5.000%	6/15/13	500	532
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	500	520
Los Angeles CA USD GO	5.000%	7/1/21 (4)	1,825	1,945
Los Angeles CA USD GO	5.000%	7/1/26	500	523
Los Angeles CA USD GO	5.000%	7/1/29	500	513
Orange County CA Sanitation Dist. COP	5.000%	2/1/29 (4)	2,500	2,640
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/27 (4)	500	531
San Diego CA USD GO	0.000%	7/1/27	500	192
San Diego CA USD GO	5.500%	7/1/27 (4)	500	577
San Diego CA USD GO	0.000%	7/1/28	500	181
San Diego CA USD GO	0.000%	7/1/29	500	168
San Jose CA Redev. Agency	6.500%	8/1/28	700	744
Univ. of California Rev.	5.000%	5/15/21	500	539
Univ. of California Rev.	5.000%	5/15/25	500	538
Univ. of California Rev.	5.000%	5/15/27 (14)(3)	500	514
Ventura County CA Community College Dist. GO	0.000%	8/1/27	2,500	871
				34,154
Colorado (0.9%)
Colorado Dept. of Transp. Rev. RAN	5.250%	12/15/13 (2)(Prere.)	3,750	4,336
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18 (14)	1,500	1,495
				5,831
Connecticut (0.9%)
Connecticut GO	5.500%	12/15/13	3,000	3,471
Connecticut GO	5.000%	1/1/14	500	568
Connecticut GO	5.000%	2/15/23	500	565
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	6.500%	10/1/12	500	570
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)	5.000%	11/1/25	500	538
				5,712
Delaware (0.1%)
Delaware Transp. Auth. Transp. System Rev.	5.000%	7/1/19	500	577

District of Columbia (0.1%)
District of Columbia Income Tax Rev.	5.250%	12/1/27	500	555

Florida (2.0%)
Citizens Property Insurance Corp. Florida
(High Risk Account)	5.500%	6/1/17	500	510
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/22	500	558
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	500	551
Florida Dept. of Transp.	6.375%	7/1/11	1,000	1,084
Florida Hurricane Catastrophe Fund
Finance Corp. Rev.	5.000%	7/1/12	3,565	3,814
Florida Turnpike Auth. Rev.	5.250%	7/1/10 (14)	825	828
Florida Turnpike Auth. Rev.	5.000%	7/1/19	500	558
1 Miami-Dade County FL Special Obligation
TOB VRDO	0.260%	1/4/10 LOC	1,200	1,200

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County FL Health Fac. Auth. Rev.
(Nemours Foundation Project)	5.000%	1/1/19	500	537
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/13 (ETM)	500	575
Orlando FL Util. Comm. Water & Electric Rev.	5.250%	10/1/14 (ETM)	500	586
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23	2,435	2,584
				13,385
Georgia (1.9%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13 (14)	3,370	3,415
Atlanta GA Water & Wastewater Rev.	5.750%	11/1/27 (4)	500	576
Georgia GO	5.000%	4/1/12	500	548
Georgia GO	5.000%	10/1/13	500	572
Georgia GO	5.000%	9/1/15 (Prere.)	500	583
Georgia GO	5.000%	4/1/16	500	582
Georgia GO	5.000%	5/1/16	500	583
Georgia GO	5.000%	7/1/16	500	583
Georgia GO	5.750%	8/1/17	500	608
Georgia GO	5.000%	5/1/25	500	564
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12 (14)	3,000	3,285
Georgia Road & Tollway Auth. Rev. GAN	5.000%	6/1/14	500	569
Milledgeville-Baldwin County GA Dev. Auth. Rev.
(Georgia College and State Univ. Foundation)	5.625%	9/1/14 (Prere.)	500	596
				13,064
Hawaii (0.7%)
Hawaii GO	5.875%	10/1/10 (14)(Prere.)	1,870	1,949
Hawaii GO	5.000%	4/1/19 (2)	500	558
Hawaii GO	5.000%	3/1/26 (4)	500	535
Hawaii GO	5.000%	6/1/29	500	540
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	553
Univ. of Hawaii Rev.	5.000%	10/1/27	500	530
				4,665
Illinois (1.6%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (14)	2,380	2,291
Chicago IL Board of Educ. GO	5.250%	12/1/24 (4)	500	539
Chicago IL Board of Educ. GO	5.250%	12/1/26 (12)	500	528
Chicago IL GO	5.000%	1/1/19 (2)	500	545
Chicago IL O’Hare International Airport Rev.	5.000%	1/1/24 (4)	500	526
Cook County IL GO	5.000%	11/15/21	500	546
Illinois GO	5.000%	1/1/18	500	552
Illinois Sales Tax Rev.	0.000%	12/15/16 (2)	5,000	3,939
Illinois State Tollway Highway Auth.
Toll Highway Rev.	5.000%	1/1/25 (4)	500	527
Metro. Pier & Exposition Auth. Illinois
Dedicated Sales Tax Rev.	0.000%	6/15/19 (14)	1,000	657
				10,650
Indiana (0.2%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25	290	281
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (14)	500	536
Indiana Transp. Finance Auth. Highway Rev.	5.000%	12/1/12 (14)	500	554
				1,371
Iowa (0.0%)
Iowa State Special Obligation (Ijobs Program)	5.000%	6/1/24	220	240

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas (0.5%)
Kansas Dept. of Transp. Highway Rev.	5.000%	9/1/22	500	561
Leavenworth County KS USD	4.500%	9/1/19 (12)	500	543
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/16	1,250	1,355
Univ. of Kansas Hosp. Auth. Health System	5.000%	9/1/17	1,000	1,070
				3,529
Kentucky (0.1%)
Kentucky Property & Building Comm. Rev.	5.000%	11/1/26 (4)	500	531

Louisiana (0.3%)
Jefferson Parish LA
(Environmental Fac. & Community Dev. Auth.)	5.000%	4/1/18	405	440
Louisiana GO	5.000%	5/1/23 (4)	500	533
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/16	1,260	1,295
				2,268
Maryland (1.2%)
Baltimore MD Consolidated
Public Improvement GO	5.000%	10/15/18 (2)	1,365	1,510
Baltimore MD Consolidated
Public Improvement GO	5.000%	10/15/19 (2)	2,185	2,409
Maryland GO	5.000%	2/15/13	1,000	1,125
Maryland GO	5.000%	8/1/17	500	564
Maryland GO	5.000%	11/1/19	500	588
Maryland State & Local Fac. Rev.	5.000%	8/15/22	500	561
Maryland Transp. Auth. Rev.	5.000%	7/1/15 (4)	750	849
Maryland Transp. Auth. Rev.	5.000%	7/1/22	500	560
				8,166
Massachusetts (2.6%)
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26 (14)	1,500	1,798
Massachusetts GO	6.000%	11/1/11	1,210	1,326
Massachusetts GO	5.500%	11/1/13 (14)	2,000	2,312
Massachusetts GO	5.500%	11/1/16 (ETM)	500	602
Massachusetts GO	5.500%	11/1/16 (14)(ETM)	500	601
Massachusetts GO	5.500%	10/1/18	500	593
Massachusetts GO	5.500%	10/1/20	500	599
Massachusetts GO	5.250%	8/1/23	500	587
Massachusetts GO	5.000%	3/1/25	1,000	1,103
Massachusetts GO	5.000%	3/1/26	1,000	1,100
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)	6.500%	7/1/12	1,440	1,490
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	5/15/19	500	573
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.000%	8/15/27 (14)	500	526
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/21	1,805	2,143
Massachusetts Water Resources Auth. Rev.	5.000%	8/1/21 (2)	2,135	2,359
				17,712
Michigan (1.7%)
Mason MI Public School Dist.
(School Building & Site) GO	5.250%	5/1/17 (4)	1,850	2,104
Michigan GO	5.000%	9/15/14 (4)	500	557
Michigan GO	5.000%	5/1/18	500	545
Michigan GO	5.500%	11/1/25	595	645

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hosp. Finance Auth. Rev.
(Ascension Health) PUT	5.000%	11/1/12	4,735	5,113
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	2,110	2,220
				11,184
Minnesota (0.3%)
Minnesota GO	5.000%	6/1/13	500	567
Minnesota GO	5.000%	11/1/14	500	581
Minnesota GO	5.000%	8/1/19	500	585
Minnesota GO	5.000%	8/1/21	500	576
				2,309
Mississippi (0.5%)
Mississippi GO	5.500%	12/1/18	2,750	3,253

Missouri (1.7%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26	500	528
Kansas City MO Water Rev.	5.000%	12/1/18 (13)	500	567
Missouri Health & Educ. Fac. Auth.
(Washington Univ.)	6.000%	3/1/10 (Prere.)	4,000	4,078
Missouri Health & Educ. Fac. Auth.
Health Fac. Rev.
(St. Luke’s Episcopal - Presbyterian Hosp.)	5.500%	12/1/15 (4)	2,965	3,076
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/17	500	579
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/19	500	575
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/20	500	570
Missouri Highways & Transp. Comm. Road Rev.	5.000%	5/1/23	1,000	1,116
Missouri Highways & Transp. Comm. Road Rev.	5.250%	5/1/23	350	392
				11,481
Nevada (0.4%)
Clark County NV School Dist. GO	5.000%	6/15/18	1,690	1,853
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26 (14)	500	525
				2,378
New Hampshire (0.1%)
Manchester NH General Airport Rev.	5.000%	1/1/17	500	525

New Jersey (3.1%)
Garden State Preservation Trust New Jersey	5.250%	11/1/13 (4)(Prere.)	875	1,008
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	500	285
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/18	530	573
New Jersey CTFS Partner Equipment
Lease Purchase	5.000%	6/15/19	500	534
New Jersey Econ. Dev. Auth. Natural
Gas Fac. Rev. VRDO	0.180%	1/4/10 LOC	650	650
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	500	568
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	500	568
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/14	500	560
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	500	527
New Jersey Econ. Dev. Auth. Rev. (School Fac.)
PUT	5.000%	9/1/14 (4)	500	555
New Jersey Econ. Dev. Auth. Rev.
(Transp. Project)	5.000%	5/1/19	500	545
New Jersey GO	5.250%	7/15/15 (2)	500	582
New Jersey GO	5.250%	7/1/16 (14)	500	582
New Jersey GO	5.250%	7/15/18 (2)	500	582

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	3,000	3,207
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (14)(Prere.)	625	690
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (14)(Prere.)	330	364
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (14)(Prere.)	1,440	1,590
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/14 (3)(Prere.)	500	583
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (14)	4,000	4,537
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/26 (2)	2,000	788
New Jersey Turnpike Auth. Rev.	5.500%	1/1/25 (2)	500	578
Tobacco Settlement Financing Corp.
New Jersey Rev.	5.000%	6/1/41	500	344
				20,800
New Mexico (0.1%)
New Mexico Finance Auth. Transp. Rev.	5.000%	6/15/13 (2)	500	561

New York (9.4%)
Erie County NY GO	6.125%	1/15/11 (14)	610	640
Erie County NY IDA School Fac. Rev.
(Buffalo City School Dist.) GO	5.000%	5/1/18	500	552
Erie County NY IDA School Fac. Rev.
(Buffalo City School Dist.) GO	5.000%	5/1/19	500	550
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/11 (2)	3,000	3,249
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/12 (4)(ETM)	2,000	2,260
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/21 (14)	500	527
Long Island NY Power Auth. Electric System Rev.	5.000%	4/1/23	500	529
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	500	529
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.125%	4/1/10 (3)(Prere.)	2,110	2,141
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	11/15/24	500	550
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.500%	7/1/15	500	576
Metro. New York Transp. Auth. Rev.
(Transit Rev.)	5.500%	11/15/12 (14)	1,000	1,109
Metro. New York Transp. Auth. Rev.
(Transit Rev.)	5.500%	11/15/14 (14)	500	570
Metro. New York Transp. Auth. Rev.
(Transit Rev.)	5.500%	11/15/18	500	553
Metro. New York Transp. Auth. Rev.
(Transit Rev.)	5.500%	11/15/19 (14)	500	533
New York City NY GO	5.250%	8/1/11	500	536
New York City NY GO	5.500%	6/1/13 (Prere.)	500	575
New York City NY GO	5.250%	8/1/13	500	563
New York City NY GO	5.750%	8/1/13	500	550
New York City NY GO	5.750%	8/1/13 (2)	500	550
New York City NY GO	5.000%	1/1/14	500	560
New York City NY GO	5.000%	8/1/16	500	559
New York City NY GO	5.000%	2/1/17	500	556
New York City NY GO	5.000%	9/1/17	500	544
New York City NY GO	5.000%	2/1/18	500	547
New York City NY GO	5.000%	8/1/19	500	542
New York City NY GO	5.250%	8/15/24	500	542
New York City NY GO	5.000%	8/1/25	905	942
New York City NY GO	5.000%	8/15/26	475	502
New York City NY GO	5.000%	5/15/28	480	505
New York City NY GO	5.000%	8/1/28	500	519

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.625%	4/1/29	840	925
New York City NY GO	5.000%	5/15/29	500	525
New York City NY Housing Dev. Corp.
Multi-Family Rev.	5.000%	5/1/12	500	520
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17	500	543
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18	750	558
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/19	500	543
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/27	500	539
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/29	500	525
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/24 (14)	500	536
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (14)	500	530
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.250%	1/15/25	500	545
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	2,000	2,214
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/18 (2)	500	543
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	500	545
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/29	1,070	1,135
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/18	500	554
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	2/1/19 (14)	500	548
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/23	500	540
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/24	500	538
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/28	500	535
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24 (2)	500	557
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27 (2)	500	551
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.100%	7/1/10 (4)	1,500	1,506
New York State Dormitory Auth. Rev. Non State
Supported Debt (Mount Sinai School of
Medicine of New York Univ.)	5.000%	7/1/24 (14)	500	508
New York State Dormitory Auth. Rev. State
Supported Debt	5.000%	7/1/22	500	535
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22	500	544
New York State GO	4.500%	2/1/17	500	554
New York State GO	4.500%	2/1/18	500	549
New York State GO	4.500%	2/1/19	500	548
New York State Local Govt. Assistance Corp.	5.000%	4/1/21	500	565
New York State Thruway Auth. Rev.	5.000%	1/1/20 (14)	500	541
New York State Thruway Auth. Rev.	5.000%	1/1/21 (14)	2,490	2,686
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	558
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	562

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	475	519
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	539
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	542
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	525
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	531
New York State Thruway Auth. Rev.
(Service Contract)	5.500%	4/1/14	4,000	4,337
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	500	560
New York State Urban Dev. Corp. Rev.	5.000%	12/15/18	500	568
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/25	1,500	1,627
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/22 (14)	2,030	2,408
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/26	500	545
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/15	500	578
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/19 (14)	500	581
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (14)	500	586
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/25	500	540
				63,151
North Carolina (0.8%)
North Carolina Eastern Muni. Power Agency Rev.	5.125%	1/1/14	2,400	2,592
North Carolina Infrastructure Financial Corp. COP
Capital Improvements	5.000%	2/1/21 (4)	2,000	2,172
2 Wake County NC GO	5.000%	1/1/26	500	552
				5,316
Ohio (1.7%)
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) VRDO	0.200%	1/4/10 LOC	800	800
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners) VRDO	0.200%	1/4/10 LOC	200	200
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.125%	6/1/24	1,440	1,294
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (14)	500	525
Huber Heights OH City School Dist.	4.750%	12/1/26	500	518
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/13 (14)	1,775	1,779
Ohio Common Schools GO VRDO	0.150%	1/8/10	300	300
Ohio State Conservation Projects GO	5.000%	3/1/17	1,885	2,090
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	3,000	3,413
Ohio Water Dev. Auth. PCR (FirstEnergy)
VRDO	0.230%	1/4/10 LOC	300	300
				11,219
Pennsylvania (0.8%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.000%	6/1/25 (14)	500	520
Pennsylvania GO	5.000%	9/1/14 (4)	500	576
Pennsylvania GO	5.250%	7/1/15	500	584
Pennsylvania GO	5.375%	7/1/21	1,085	1,299
Pennsylvania GO	5.000%	4/15/28	500	547
Pennsylvania Turnpike Comm.
Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	310	313

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/29	500	506
Philadelphia PA Muni. Auth. Rev.	6.375%	4/1/29	500	528
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	500	511
				5,384
Puerto Rico (1.7%)
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/21 (14)	500	506
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/21	500	524
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (14)	500	518
Puerto Rico GO	6.000%	7/1/27 (14)	500	517
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/22 (3)	500	491
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/25	500	497
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24 (2)	500	493
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (3)	2,425	2,547
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/18 (2)	500	511
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/29	500	473
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(ETM)	3,000	3,785
Puerto Rico Sales Tax Financing Corp. Rev.	5.250%	8/1/27	500	513
				11,375
South Carolina (0.5%)
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (14)	1,600	747
South Carolina Jobs Econ. Dev. Auth.
Hosp. Fac. Rev. (Palmetto Health)	5.250%	8/1/24 (4)	1,700	1,787
South Carolina Public Service Auth. Rev.	5.000%	1/1/29	500	534
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	500	559
				3,627
Tennessee (0.2%)
Shelby County TN GO	5.000%	4/1/19	500	578
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	500	514
				1,092
Texas (3.8%)
Austin TX Combined Util. System Rev.	0.000%	5/15/18 (14)	1,000	724
Austin TX Water & Wastewater System Rev.	5.750%	5/15/10 (14)(Prere.)	2,200	2,245
Board of Regents of the Univ. of Texas System
Rev. Financing System	5.000%	8/15/18	500	577
Harris County TX Health Fac. Dev. Corp.
Hosp. Rev. (Texas Children’s Hosp.) VRDO	0.200%	1/4/10	200	200
Harris County TX Rev.	5.000%	10/1/23	500	561
Houston TX Util. System Rev.	5.125%	5/15/28 (14)	500	517
North Harris County TX Regional Water Auth. Rev.	5.125%	12/15/25	3,000	3,196
North Texas Tollway Auth. Rev.	6.000%	1/1/20	500	553
North Texas Tollway Auth. Rev.	6.000%	1/1/25	500	534
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	3,405	3,675
San Antonio TX Electric & Gas System	5.000%	2/1/19	500	565
San Antonio TX Water Rev.	6.500%	5/15/10 (14)(ETM)	25	25
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/16 (2)	2,260	2,555
Texas A & M Univ. Rev. Financing System	5.000%	5/15/26	2,000	2,191
Texas GO Public Finance Auth.	5.500%	10/1/12	500	542
Texas Muni. Gas Acquisition & Supply Corp. Rev.	6.250%	12/15/26	500	537
Texas Muni. Power Agency Rev.	0.000%	9/1/15 (14)	3,000	2,432
Texas State Transp. Comm. First Tier	4.750%	4/1/24	500	528
Texas State Transp. Comm. First Tier	5.000%	4/1/26	500	535
Texas Tech Univ. Rev. Refunding & Improvement	5.000%	2/15/28	500	529

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Water Finance Assistance GO	5.000%	8/1/24	500	553
Texas Water Finance Assistance GO	5.000%	8/1/25	500	551
Texas Water Finance Assistance GO	5.000%	8/1/26	500	547
Texas Water Finance Assistance GO	5.000%	8/1/27	500	545
				25,417
Utah (0.1%)
Utah GO	5.000%	7/1/16	500	580

Virginia (0.8%)
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	587
Virginia Public Building Auth. Rev.	5.000%	8/1/24	1,090	1,202
Virginia Public School Auth. Rev.	5.000%	8/1/13	500	567
Virginia Public School Auth. Rev.	5.000%	8/1/19	500	578
Virginia Public School Auth. Rev.	5.000%	8/1/19	500	578
Virginia Public School Auth. Rev.	5.000%	8/1/20	1,500	1,701
				5,213
Washington (1.0%)
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.250%	7/1/16	500	579
Energy Northwest Washington Electric
Refunding Rev. (Project No. 1)	5.000%	7/1/17	500	571
Port of Seattle WA Rev.	5.000%	3/1/20 (14)	2,430	2,535
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	536
Washington GO	5.700%	10/1/15 (4)	500	557
Washington GO	5.000%	2/1/16	500	572
Washington GO	0.000%	6/1/20 (14)	500	332
Washington GO	5.000%	8/1/20	500	567
Washington GO	5.000%	7/1/21 (4)	500	549
				6,798
Wisconsin (0.7%)
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,355	1,450
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,340	1,434
Wisconsin GO	5.000%	5/1/22	1,060	1,159
Wisconsin GO	5.000%	5/1/23	500	544
				4,587
Total Tax-Exempt Municipal Bonds (Cost $329,815)				341,224
Total Investments (98.9%) (Cost $537,797)				661,842
Other Assets and Liabilities (1.1%)
Other Assets				12,166
Liabilities				(4,823)
				7,343
Net Assets (100%)
Applicable to 35,686,648 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				669,185
Net Asset Value Per Share				$18.75

Tax-Managed Balanced Fund

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	592,058
Overdistributed Net Investment Income	(1,270)
Accumulated Net Realized Losses	(45,648)
Unrealized Appreciation (Depreciation)	124,045
Net Assets	669,185

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of this security represented 0.2% of net assets.
2 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of December 31, 2009.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Dividends	5,767
Interest	13,087
Total Income	18,854
Expenses
The Vanguard Group—Note B
Investment Advisory Services	53
Management and Administrative	705
Marketing and Distribution	127
Custodian Fees	13
Auditing Fees	22
Shareholders’ Reports and Proxies	17
Trustees’ Fees and Expenses	1
Total Expenses	938
Net Investment Income	17,916
Realized Net Gain (Loss) on Investment Securities Sold	(7,889)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	100,729
Net Increase (Decrease) in Net Assets Resulting from Operations	110,756

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,916	20,278
Realized Net Gain (Loss)	(7,889)	(21,093)
Change in Unrealized Appreciation (Depreciation)	100,729	(133,875)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,756	(134,690)
Distributions
Net Investment Income	(18,087)	(20,382)
Realized Capital Gain	—	—
Total Distributions	(18,087)	(20,382)
Capital Share Transactions
Issued	54,143	74,123
Issued in Lieu of Cash Distributions	15,215	17,178
Redeemed[1]	(80,121)	(70,789)
Net Increase (Decrease) from Capital Share Transactions	(10,763)	20,512
Total Increase (Decrease)	81,906	(134,560)
Net Assets
Beginning of Period	587,279	721,839
End of Period[2]	669,185	587,279

1 Net of redemption fees for fiscal 2009 and 2008 of $168,000 and $266,000, respectively.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,270,000) and ($1,099,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.19	$20.45	$20.02	$18.88	$18.49
Investment Operations
Net Investment Income	.491	.565	.588	.540	.496
Net Realized and Unrealized Gain (Loss)
on Investments	2.566	(4.260)	.430	1.150	.380
Total from Investment Operations	3.057	(3.695)	1.018	1.690	.876
Distributions
Dividends from Net Investment Income[1]	(.497)	(.565)	(.588)	(.550)	(.486)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.497)	(.565)	(.588)	(.550)	(.486)
Net Asset Value, End of Period	$18.75	$16.19	$20.45	$20.02	$18.88

Total Return[2]	19.14%	–18.32%	5.11%	9.09%	4.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$669	$587	$722	$662	$606
Ratio of Total Expenses to
Average Net Assets	0.15%	0.13%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.86%	3.01%	2.86%	2.84%	2.64%
Portfolio Turnover Rate	27%	19%	10%	4%	10%

1 For tax purposes, nontaxable dividends represent 69%, 72%, 73%, 74%, and 76% of dividends from net investment income.
2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in-capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2009, the fund had contributed capital of $139,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Balanced Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	320,618	—	—
Tax-Exempt Municipal Bonds	—	341,224	—
Total	320,618	341,224	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2009, the fund had $59,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $45,600,000 to offset future net capital gains of $7,309,000 through December 31, 2010, $9,343,000 through December 31, 2011, $7,026,000 through December 31, 2016, and $21,922,000 through December 31, 2017.

At December 31, 2009, the cost of investment securities for tax purposes was $537,844,000. Net unrealized appreciation of investment securities for tax purposes was $123,998,000, consisting of unrealized gains of $133,355,000 on securities that had risen in value since their purchase and $9,357,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2009, the fund purchased $234,299,000 of investment securities and sold $160,960,000 of investment securities, other than U.S. government securities and temporary cash investments.

Tax-Managed Balanced Fund

F. Capital shares issued and redeemed were:
	Year Ended December 31,
	2009	2008
	Shares	Shares
	(000)	(000)
Issued	3,142	4,011
Issued in Lieu of Cash Distributions	870	952
Redeemed	(4,590)	(3,987)
Net Increase (Decrease) in Shares Outstanding	(578)	976

G. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 12, 2010, for potential recognition or disclosure in these financial statements.

Tax-Managed Growth and Income Fund

Fund Profile
As of December 31, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	502	500	4,201
Median Market Cap	$42.7B	$42.7B	$30.7B
Price/Earnings Ratio	30.3x	30.3x	35.7x
Price/Book Ratio	2.2x	2.2x	2.1x
Yield[3]		1.9%	1.8%
Investor Shares	1.7%
Admiral Shares	1.8%
Institutional Shares	1.8%
Return on Equity	20.8%	20.8%	19.3%
Earnings Growth Rate	8.2%	8.2%	8.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	38%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.21%
Admiral Shares	0.15%
Institutional Shares	0.09%
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.99
Beta	1.00	0.97

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.6%	9.6%	10.3%
Consumer Staples	11.4	11.4	9.9
Energy	11.5	11.5	10.6
Financials	14.4	14.4	16.0
Health Care	12.6	12.6	12.6
Industrials	10.2	10.2	10.6
Information Technology	19.8	19.8	19.3
Materials	3.6	3.6	4.0
Telecommunication
Services	3.2	3.2	2.9
Utilities	3.7	3.7	3.8

Ten Largest Holdings[6] (% of total net assets)
Exxon Mobil Corp.	integrated oil
	and gas	3.3%
Microsoft Corp.	systems software	2.4
Apple Inc.	computer hardware	1.9
Johnson & Johnson	pharmaceuticals	1.8
Procter & Gamble Co.	household products	1.8
International Business	computer
Machines Corp.	hardware	1.7
AT&T Inc.	integrated
	telecommunication
	services	1.7
JPMorgan Chase & Co.	diversified financial
	services	1.7
General Electric Co.	industrial
	conglomerates	1.6
Chevron Corp.	integrated oil
	and gas	1.6
Top Ten		19.5%

1 S&P 500 Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended December 31, 2009, the expense ratios were .21% for Investor Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares.
5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
6 The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1999–December 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended December 31, 2009			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Growth and Income Fund
Investor Shares[1]	26.47%	0.37%	–0.97%	$9,073
Fee-Adjusted Returns[2]	25.23	0.37	–0.97	9,073
Dow Jones U.S. Total Stock Market Index	29.35	1.09	–0.17	9,828
S&P 500 Index	26.46	0.42	–0.95	9,090
Large-Cap Core Funds Average[3]	27.46	–0.15	–2.21	8,001

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Tax-Managed Growth and Income Fund
Admiral Shares	26.54%	0.42%	1.95%	$116,997
Fee-Adjusted Returns[2]	25.30	0.42	1.95	116,997
Dow Jones U.S. Total Stock Market Index	29.35	1.09	3.20	129,182
S&P 500 Index	26.46	0.42	1.92	116,754

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Derived from data provided by Lipper Inc.
4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Growth and Income Fund

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Growth and Income Fund
Institutional Shares	26.63%	0.46%	–0.88%	$4,576,108
Fee-Adjusted Returns[1]	25.39	0.46	–0.88	4,576,108
Dow Jones U.S. Total Stock Market Index	29.35	1.09	–0.17	4,913,790
S&P 500 Index	26.46	0.42	–0.95	4,545,113

Fiscal-Year Total Returns (%): December 31, 1999–December 31, 2009

1 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

Tax-Managed Growth and Income Fund

Financial Statements

Statement of Net Assets
As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (9.6%)
	McDonald’s Corp.	233,355	14,571
	Walt Disney Co.	415,188	13,390
	Home Depot Inc.	367,752	10,639
	Comcast Corp. Class A	583,490	9,838
*	Amazon.com Inc.	72,051	9,692
	Target Corp.	162,636	7,867
	Lowe’s Cos. Inc.	318,338	7,446
	Time Warner Inc.	252,417	7,355
*	Ford Motor Co.	715,207	7,152
*	DIRECTV Class A	206,860	6,899
	News Corp. Class A	487,244	6,670
	NIKE Inc. Class B	84,172	5,561
	Johnson Controls Inc.	144,917	3,948
*	Viacom Inc. Class B	131,103	3,898
	Staples Inc.	156,360	3,845
*	Starbucks Corp.	160,421	3,699
*	Kohl’s Corp.	66,211	3,571
	Yum! Brands Inc.	101,280	3,542
	TJX Cos. Inc.	90,618	3,312
	Time Warner Cable Inc.	76,311	3,158
*	Carnival Corp.	94,637	2,999
	Best Buy Co. Inc.	73,978	2,919
	Omnicom Group Inc.	67,172	2,630
	Coach Inc.	68,859	2,515
	McGraw-Hill Cos. Inc.	68,269	2,288
*	Bed Bath & Beyond Inc.	56,864	2,197
	Gap Inc.	103,210	2,162
*	priceline.com Inc.	9,523	2,081
	CBS Corp. Class B	146,728	2,062
*	Apollo Group Inc. Class A	27,705	1,678
	H&R Block Inc.	72,578	1,642
	Mattel Inc.	78,346	1,565
	Macy’s Inc.	91,179	1,528
	Marriott International Inc.
	Class A	54,758	1,492
	Starwood Hotels &
	Resorts Worldwide Inc.	40,508	1,481
	VF Corp.	19,142	1,402

			Market
			Value•
		Shares	($000)
	Fortune Brands Inc.	32,420	1,401
	JC Penney Co. Inc.	51,075	1,359
	Nordstrom Inc.	35,736	1,343
	Genuine Parts Co.	34,398	1,306
	Whirlpool Corp.	16,092	1,298
	Harley-Davidson Inc.	50,727	1,278
	Sherwin-Williams Co.	20,554	1,267
	International Game
	Technology	64,278	1,206
*	Expedia Inc.	45,626	1,173
	Ross Stores Inc.	27,043	1,155
	Tiffany & Co.	26,803	1,153
*	O’Reilly Automotive Inc.	29,568	1,127
	Ltd Brands Inc.	57,868	1,113
	Darden Restaurants Inc.	30,111	1,056
*	AutoZone Inc.	6,482	1,025
	Polo Ralph Lauren Corp.
	Class A	12,435	1,007
	Newell Rubbermaid Inc.	59,889	899
*	Sears Holdings Corp.	10,388	867
	Wynn Resorts Ltd.	14,793	861
	Hasbro Inc.	26,805	859
	Black & Decker Corp.	13,126	851
	Family Dollar Stores Inc.	29,856	831
	Scripps Networks
	Interactive Inc. Class A	19,281	800
*	GameStop Corp. Class A	35,921	788
	Wyndham Worldwide Corp.	38,496	776
*	Interpublic Group of
	Cos. Inc.	104,809	773
	Gannett Co. Inc.	50,925	756
	DeVry Inc.	13,289	754
*	Goodyear Tire & Rubber Co.	52,143	735
	Pulte Homes Inc.	68,007	680
	Leggett & Platt Inc.	32,781	669
	Abercrombie & Fitch Co.	18,928	660
	DR Horton Inc.	59,455	646
	Washington Post Co. Class B	1,330	585
	Comcast Corp.	33,914	543
	Harman International
	Industries Inc.	15,181	536

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	RadioShack Corp.	26,856	524
*	Big Lots Inc.	18,052	523
	Lennar Corp. Class A	34,769	444
*	AutoNation Inc.	20,249	388
*	Office Depot Inc.	58,997	381
*	New York Times Co. Class A	24,762	306
*	Eastman Kodak Co.	57,336	242
	Meredith Corp.	7,825	241
			205,879
Consumer Staples (11.4%)
	Procter & Gamble Co.	631,398	38,282
	Coca-Cola Co.	500,707	28,540
	Wal-Mart Stores Inc.	461,089	24,645
	PepsiCo Inc.	337,164	20,500
	Philip Morris
	International Inc.	411,535	19,832
	CVS Caremark Corp.	305,079	9,827
	Colgate-Palmolive Co.	107,438	8,826
	Altria Group Inc.	448,081	8,796
	Kraft Foods Inc.	319,473	8,683
	Walgreen Co.	213,824	7,852
	Kimberly-Clark Corp.	89,652	5,712
	Costco Wholesale Corp.	94,272	5,578
	General Mills Inc.	70,505	4,992
	Archer-Daniels-Midland Co.	138,724	4,343
	Sysco Corp.	128,165	3,581
	HJ Heinz Co.	68,373	2,924
	Kellogg Co.	54,893	2,920
	Avon Products Inc.	92,171	2,903
	Kroger Co.	140,477	2,884
	Lorillard Inc.	34,756	2,788
	ConAgra Foods Inc.	95,947	2,212
	Reynolds American Inc.	36,600	1,939
	Mead Johnson Nutrition Co.
	Class A	44,209	1,932
	Safeway Inc.	87,805	1,869
	Clorox Co.	30,128	1,838
	Sara Lee Corp.	150,628	1,835
	JM Smucker Co.	25,728	1,589
	Dr Pepper Snapple
	Group Inc.	55,014	1,557
	Molson Coors Brewing Co.
	Class B	34,010	1,536
	Coca-Cola Enterprises Inc.	68,860	1,460
	Campbell Soup Co.	41,122	1,390
	Hershey Co.	35,935	1,286
	Brown-Forman Corp. Class B	23,650	1,267
	Estee Lauder Cos. Inc.
	Class A	25,457	1,231
	Pepsi Bottling Group Inc.	31,046	1,164
	McCormick & Co. Inc.	28,243	1,020
*	Whole Foods Market Inc.	30,656	841
	Tyson Foods Inc. Class A	65,731	806
*	Dean Foods Co.	39,400	711
*	Constellation Brands Inc.
	Class A	42,915	684

			Market
			Value•
		Shares	($000)
	SUPERVALU Inc.	45,646	580
	Hormel Foods Corp.	15,000	577
			243,732
Energy (11.5%)
	Exxon Mobil Corp.	1,025,961	69,960
	Chevron Corp.	433,548	33,379
	Schlumberger Ltd.	259,452	16,888
	ConocoPhillips	320,602	16,373
	Occidental Petroleum Corp.	175,330	14,263
	Apache Corp.	72,650	7,495
	Devon Energy Corp.	95,976	7,054
	Anadarko Petroleum Corp.	106,286	6,634
	Halliburton Co.	194,948	5,866
	XTO Energy Inc.	125,448	5,837
	EOG Resources Inc.	54,441	5,297
	Marathon Oil Corp.	152,848	4,772
	National Oilwell Varco Inc.	90,313	3,982
	Hess Corp.	63,011	3,812
	Chesapeake Energy Corp.	139,831	3,619
*	Southwestern Energy Co.	74,750	3,603
	Spectra Energy Corp.	139,666	2,865
	Baker Hughes Inc.	66,870	2,707
	Noble Energy Inc.	37,405	2,664
	Williams Cos. Inc.	126,355	2,664
	Peabody Energy Corp.	58,020	2,623
	Murphy Oil Corp.	41,366	2,242
*	Cameron International Corp.	52,975	2,214
	Valero Energy Corp.	122,260	2,048
	Consol Energy Inc.	39,189	1,952
	Range Resources Corp.	34,186	1,704
*	FMC Technologies Inc.	26,478	1,532
	El Paso Corp.	151,920	1,493
	Diamond Offshore
	Drilling Inc.	15,011	1,477
	Smith International Inc.	53,586	1,456
*	Nabors Industries Ltd.	61,302	1,342
	Pioneer Natural
	Resources Co.	24,970	1,203
	BJ Services Co.	63,560	1,182
	Cabot Oil & Gas Corp.	22,269	971
*	Denbury Resources Inc.	53,813	797
	Massey Energy Co.	18,384	772
	Sunoco Inc.	25,488	665
*	Rowan Cos. Inc.	24,886	563
	Tesoro Corp.	30,084	408
			246,378
Financials (14.4%)
	JPMorgan Chase & Co.	851,550	35,484
	Bank of America Corp.	2,147,428	32,340
	Wells Fargo & Co.	1,104,530	29,811
	Goldman Sachs Group Inc.	111,116	18,761
	Citigroup Inc.	4,213,813	13,948
	American Express Co.	257,164	10,420
	US Bancorp	413,616	9,310
	Morgan Stanley	293,944	8,701

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Bank of New York
	Mellon Corp.	260,417	7,284
	MetLife Inc.	177,048	6,259
	Travelers Cos. Inc.	118,086	5,888
	PNC Financial Services
	Group Inc.	99,677	5,262
	Prudential Financial Inc.	100,201	4,986
	Simon Property Group Inc.	61,582	4,914
	CME Group Inc.	14,362	4,825
	Aflac Inc.	101,039	4,673
	State Street Corp.	106,860	4,653
	Charles Schwab Corp.	205,844	3,874
	BB&T Corp.	148,478	3,767
	Capital One Financial Corp.	97,186	3,726
	Chubb Corp.	73,697	3,624
	Allstate Corp.	116,172	3,490
	Franklin Resources Inc.	32,226	3,395
	T Rowe Price Group Inc.	55,770	2,970
	Loews Corp.	78,183	2,842
	Northern Trust Corp.	52,148	2,732
*	Progressive Corp.	145,593	2,619
	Marsh & McLennan
	Cos. Inc.	114,300	2,524
	Public Storage	29,303	2,387
	Vornado Realty Trust	33,957	2,375
	AON Corp.	59,339	2,275
	SunTrust Banks Inc.	108,199	2,195
	Invesco Ltd.	91,716	2,154
	Ameriprise Financial Inc.	55,242	2,144
	Equity Residential	59,795	2,020
	Boston Properties Inc.	29,983	2,011
	HCP Inc.	63,336	1,934
	Hartford Financial Services
	Group Inc.	82,724	1,924
*	Intercontinental-
	Exchange Inc.	15,814	1,776
	Discover Financial Services	117,278	1,725
	Fifth Third Bancorp	172,319	1,680
	Principal Financial Group Inc.	69,118	1,662
	Lincoln National Corp.	65,425	1,628
	Host Hotels & Resorts Inc.	136,742	1,596
	Ventas Inc.	33,758	1,477
	AvalonBay Communities Inc.	17,543	1,440
	NYSE Euronext	56,337	1,425
	Hudson City Bancorp Inc.	102,390	1,406
	ProLogis	102,518	1,403
	Unum Group	71,820	1,402
	Regions Financial Corp.	257,413	1,362
	XL Capital Ltd. Class A	74,120	1,359
	Plum Creek Timber Co. Inc.	35,115	1,326
	People’s United Financial Inc.	75,432	1,260
*	Genworth Financial Inc.
	Class A	105,826	1,201
	M&T Bank Corp.	17,809	1,191
	Health Care REIT Inc.	26,492	1,174
	Kimco Realty Corp.	86,623	1,172

			Market
			Value•
		Shares	($000)
*	SLM Corp.	102,804	1,159
	Moody’s Corp.	42,340	1,135
	Legg Mason Inc.	35,036	1,057
	KeyCorp	189,660	1,053
*	Leucadia National Corp.	40,794	970
	Comerica Inc.	32,593	964
	Cincinnati Financial Corp.	35,395	929
*	American International
	Group Inc.	28,972	869
*	CB Richard Ellis Group Inc.
	Class A	58,821	798
	Torchmark Corp.	17,766	781
	Assurant Inc.	25,209	743
*	First Horizon National Corp.	47,787	640
*	NASDAQ OMX Group Inc.	32,295	640
	Marshall & Ilsley Corp.	110,308	601
*	E*Trade Financial Corp.	333,691	584
	Huntington Bancshares Inc.	154,023	562
	Federated Investors Inc.
	Class B	19,295	531
	Janus Capital Group Inc.	39,089	526
	Apartment Investment &
	Management Co.	25,592	407
	Zions Bancorporation	30,233	388
			308,503
Health Care (12.6%)
	Johnson & Johnson	596,287	38,407
	Pfizer Inc.	1,743,869	31,721
	Merck & Co. Inc.	660,010	24,117
	Abbott Laboratories	334,257	18,046
*	Amgen Inc.	218,703	12,372
	Medtronic Inc.	239,364	10,527
	Bristol-Myers Squibb Co.	370,212	9,348
*	Gilead Sciences Inc.	194,620	8,423
	Eli Lilly & Co.	218,677	7,809
	UnitedHealth Group Inc.	251,221	7,657
	Baxter International Inc.	130,318	7,647
*	Medco Health Solutions Inc.	103,072	6,587
*	WellPoint Inc.	99,028	5,772
*	Celgene Corp.	99,239	5,526
*	Express Scripts Inc.	59,336	5,130
*	Thermo Fisher Scientific Inc.	88,114	4,202
	Allergan Inc.	66,548	4,193
	Becton Dickinson and Co.	51,152	4,034
	McKesson Corp.	58,035	3,627
*	Biogen Idec Inc.	62,458	3,341
	Stryker Corp.	61,168	3,081
	Aetna Inc.	93,878	2,976
*	Boston Scientific Corp.	327,204	2,945
*	Genzyme Corp.	57,230	2,805
*	Zimmer Holdings Inc.	46,118	2,726
*	St Jude Medical Inc.	72,405	2,663
	Cardinal Health Inc.	78,559	2,533
*	Intuitive Surgical Inc.	8,277	2,511
*	Forest Laboratories Inc.	65,327	2,098
	CIGNA Corp.	59,220	2,089

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Quest Diagnostics Inc.	33,574	2,027
*	Life Technologies Corp.	38,579	2,015
*	Hospira Inc.	35,054	1,788
*	Laboratory Corp. of
	America Holdings	22,980	1,720
	AmerisourceBergen Corp.
	Class A	62,424	1,627
	CR Bard Inc.	20,834	1,623
*	Humana Inc.	36,759	1,613
*	DaVita Inc.	22,111	1,299
*	Waters Corp.	20,458	1,268
*	Varian Medical Systems Inc.	26,849	1,258
*	Mylan Inc.	65,919	1,215
	DENTSPLY International Inc.	32,753	1,152
*	Cephalon Inc.	16,032	1,000
*	CareFusion Corp.	38,189	955
*	Watson Pharmaceuticals Inc.	22,877	906
*	Millipore Corp.	11,934	863
	IMS Health Inc.	39,364	829
*	Coventry Health Care Inc.	31,980	777
*	King Pharmaceuticals Inc.	53,352	655
*	Patterson Cos. Inc.	20,340	569
	PerkinElmer Inc.	25,137	517
*	Tenet Healthcare Corp.	94,917	512
			271,101
Industrials (10.2%)
	General Electric Co.	2,301,063	34,815
	United Technologies Corp.	202,719	14,071
	3M Co.	153,063	12,654
	United Parcel Service Inc.
	Class B	214,507	12,306
	Boeing Co.	157,143	8,506
	Caterpillar Inc.	134,643	7,673
	Union Pacific Corp.	109,060	6,969
	Emerson Electric Co.	162,610	6,927
	Honeywell International Inc.	164,964	6,467
	General Dynamics Corp.	83,342	5,681
	FedEx Corp.	67,497	5,633
	Burlington Northern
	Santa Fe Corp.	56,594	5,581
	Lockheed Martin Corp.	69,104	5,207
	Deere & Co.	91,320	4,940
	Danaher Corp.	56,156	4,223
	Norfolk Southern Corp.	79,404	4,162
	Raytheon Co.	80,495	4,147
	CSX Corp.	84,766	4,110
	Illinois Tool Works Inc.	83,269	3,996
	Northrop Grumman Corp.	67,764	3,785
	Waste Management Inc.	106,030	3,585
	Precision Castparts Corp.	30,463	3,362
	PACCAR Inc.	78,739	2,856
	Eaton Corp.	35,879	2,283
	L-3 Communications
	Holdings Inc.	25,177	2,189
	CH Robinson Worldwide Inc.	36,212	2,127
	Cummins Inc.	43,544	1,997

			Market
			Value•
		Shares	($000)
	Republic Services Inc.
	Class A	69,756	1,975
	ITT Corp.	39,602	1,970
	Rockwell Collins Inc.	34,012	1,883
	Parker Hannifin Corp.	34,690	1,869
	Southwest Airlines Co.	160,236	1,832
	Fluor Corp.	38,708	1,743
	Goodrich Corp.	26,868	1,726
	Dover Corp.	40,306	1,677
	Expeditors International of
	Washington Inc.	45,920	1,595
	Rockwell Automation Inc.	30,703	1,442
*	First Solar Inc.	10,433	1,413
	WW Grainger Inc.	13,563	1,313
	Fastenal Co.	28,441	1,184
	Flowserve Corp.	11,968	1,131
	Textron Inc.	58,508	1,101
	Masco Corp.	78,119	1,079
	Roper Industries Inc.	19,640	1,029
	Pitney Bowes Inc.	45,081	1,026
*	Jacobs Engineering
	Group Inc.	26,745	1,006
*	Stericycle Inc.	18,164	1,002
	RR Donnelley & Sons Co.	44,268	986
*	Quanta Services Inc.	45,269	943
	Dun & Bradstreet Corp.	11,139	940
	Pall Corp.	25,195	912
	Stanley Works	17,286	890
*	Iron Mountain Inc.	38,955	887
	Avery Dennison Corp.	24,287	886
	Robert Half International Inc.	32,501	869
	Equifax Inc.	27,267	842
	Cintas Corp.	28,302	737
	Snap-On Inc.	12,567	531
	Ryder System Inc.	12,004	494
*	Monster Worldwide Inc.	27,482	478
*	Raytheon Co. Warrants
	Exp. 6/16/11	2,287	33
			219,676
Information Technology (19.8%)
	Microsoft Corp.	1,669,436	50,901
*	Apple Inc.	194,647	41,043
	International Business
	Machines Corp.	283,864	37,158
*	Google Inc. Class A	52,109	32,307
*	Cisco Systems Inc.	1,243,202	29,762
	Hewlett-Packard Co.	512,325	26,390
	Intel Corp.	1,193,325	24,344
	Oracle Corp.	845,025	20,737
	QUALCOMM Inc.	360,952	16,698
	Visa Inc. Class A	96,834	8,469
*	EMC Corp.	441,111	7,706
	Texas Instruments Inc.	270,942	7,061
	Corning Inc.	336,483	6,497
*	eBay Inc.	243,200	5,725
*	Dell Inc.	372,272	5,346

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Mastercard Inc. Class A	20,754	5,313
	Automatic Data
	Processing Inc.	109,043	4,669
*	Yahoo! Inc.	257,470	4,320
*	Adobe Systems Inc.	113,130	4,161
	Applied Materials Inc.	288,095	4,016
	Motorola Inc.	499,179	3,874
*	Symantec Corp.	175,545	3,140
*	Juniper Networks Inc.	113,479	3,026
*	Broadcom Corp. Class A	93,295	2,934
*	Cognizant Technology
	Solutions Corp. Class A	63,560	2,879
	Western Union Co.	149,422	2,817
*	NetApp Inc.	73,418	2,525
*	Agilent Technologies Inc.	74,747	2,322
*	NVIDIA Corp.	120,281	2,247
*	Western Digital Corp.	48,824	2,156
	Paychex Inc.	69,725	2,136
*	Intuit Inc.	68,594	2,107
	Analog Devices Inc.	63,047	1,991
*	Micron Technology Inc.	184,159	1,945
	CA Inc.	85,885	1,929
*	Computer Sciences Corp.	32,884	1,892
*	Salesforce.com Inc.	23,723	1,750
	Amphenol Corp. Class A	37,163	1,716
	Fidelity National Information
	Services Inc.	71,041	1,665
*	Citrix Systems Inc.	39,600	1,648
*	Fiserv Inc.	33,291	1,614
*	BMC Software Inc.	39,745	1,594
	Xerox Corp.	188,335	1,593
*	Sun Microsystems Inc.	163,247	1,530
	Xilinx Inc.	59,936	1,502
	Linear Technology Corp.	48,347	1,476
	Altera Corp.	63,721	1,442
*	SanDisk Corp.	49,385	1,432
*	McAfee Inc.	34,100	1,383
	Harris Corp.	28,420	1,351
	KLA-Tencor Corp.	36,959	1,336
*	Autodesk Inc.	49,733	1,264
*	SAIC Inc.	66,268	1,255
*	Affiliated Computer
	Services Inc. Class A	20,990	1,253
*	Electronic Arts Inc.	70,455	1,251
*	Red Hat Inc.	40,427	1,249
*	Advanced Micro
	Devices Inc.	121,945	1,180
*	Teradata Corp.	36,959	1,162
	Microchip Technology Inc.	39,599	1,151
*	FLIR Systems Inc.	32,696	1,070
*	VeriSign Inc.	41,431	1,004
*	Akamai Technologies Inc.	36,953	936
*	LSI Corp.	140,932	847
	National
	Semiconductor Corp.	51,016	784
	Total System Services Inc.	42,444	733

			Market
			Value•
		Shares	($000)
	Jabil Circuit Inc.	41,040	713
*	MEMC Electronic
	Materials Inc.	48,104	655
	Molex Inc.	29,122	628
*	Novellus Systems Inc.	21,248	496
*	Tellabs Inc.	84,715	481
*	QLogic Corp.	25,080	473
*	Lexmark International Inc.
	Class A	16,808	437
*	Teradyne Inc.	37,500	402
*	JDS Uniphase Corp.	48,591	401
*	Compuware Corp.	50,476	365
*	Novell Inc.	75,981	315
			426,080
Materials (3.6%)
	Monsanto Co.	117,819	9,632
*	Freeport-McMoRan
	Copper & Gold Inc.	92,965	7,464
	Dow Chemical Co.	247,289	6,833
	EI du Pont de
	Nemours & Co.	195,351	6,577
	Praxair Inc.	66,234	5,319
	Newmont Mining Corp.	105,888	5,009
	Air Products &
	Chemicals Inc.	45,832	3,715
	Alcoa Inc.	210,396	3,392
	Nucor Corp.	68,190	3,181
	International Paper Co.	93,513	2,504
	Ecolab Inc.	51,300	2,287
	PPG Industries Inc.	36,124	2,115
	Weyerhaeuser Co.	45,608	1,967
	United States Steel Corp.	30,980	1,708
	Vulcan Materials Co.	27,030	1,424
	Sigma-Aldrich Corp.	26,240	1,326
	Cliffs Natural Resources Inc.	28,332	1,306
*	Owens-Illinois Inc.	36,385	1,196
	MeadWestvaco Corp.	36,859	1,055
	Ball Corp.	20,307	1,050
	Eastman Chemical Co.	15,822	953
	Allegheny Technologies Inc.	21,120	945
	CF Industries Holdings Inc.	10,389	943
	FMC Corp.	15,564	868
	Airgas Inc.	17,897	852
	Sealed Air Corp.	34,692	758
	International Flavors &
	Fragrances Inc.	17,254	710
	Bemis Co. Inc.	23,250	689
*	Pactiv Corp.	28,457	687
	AK Steel Holding Corp.	23,500	502
*	Titanium Metals Corp.	18,500	232
			77,199
Telecommunication Services (3.2%)
	AT&T Inc.	1,275,224	35,745
	Verizon
	Communications Inc.	613,841	20,337

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
*	American Tower Corp.
	Class A	86,683	3,746
*	Sprint Nextel Corp.	641,038	2,346
	CenturyTel Inc.	64,465	2,334
	Qwest Communications
	International Inc.	321,729	1,354
	Windstream Corp.	94,558	1,039
	Frontier
	Communications Corp.	67,159	524
*	MetroPCS
	Communications Inc.	57,128	436
			67,861
Utilities (3.7%)
	Exelon Corp.	142,583	6,968
	Southern Co.	173,008	5,765
	Dominion Resources Inc.	128,988	5,020
	Duke Energy Corp.	282,090	4,855
	FPL Group Inc.	89,215	4,712
	Public Service Enterprise
	Group Inc.	109,230	3,632
	American Electric
	Power Co. Inc.	103,148	3,589
	PG&E Corp.	80,078	3,575
	Entergy Corp.	40,735	3,334
	FirstEnergy Corp.	66,030	3,067
	Sempra Energy	53,352	2,987
	Consolidated Edison Inc.	60,532	2,750
	PPL Corp.	81,339	2,628
	Progress Energy Inc.	60,540	2,483
	Edison International	70,329	2,446
	Xcel Energy Inc.	98,924	2,099
*	AES Corp.	144,635	1,925
	Questar Corp.	37,768	1,570
	DTE Energy Co.	35,679	1,555
	Constellation Energy
	Group Inc.	43,476	1,529
	Ameren Corp.	51,121	1,429
	Wisconsin Energy Corp.	25,326	1,262
	EQT Corp.	28,204	1,239
	CenterPoint Energy Inc.	84,488	1,226
	Northeast Utilities	37,959	979
	NiSource Inc.	59,443	914
	SCANA Corp.	23,888	900
	Allegheny Energy Inc.	36,500	857
	Pepco Holdings Inc.	48,255	813
	Pinnacle West Capital Corp.	21,840	799

		Market
		Value•
	Shares	($000)
CMS Energy Corp.	49,441	774
TECO Energy Inc.	45,950	745
Integrys Energy Group Inc.	16,473	692
Nicor Inc.	9,880	416
		79,534
Total Common Stocks
(Cost $2,089,123)		2,145,943
Other Assets and Liabilities (0.0%)
Other Assets		13,036
Liabilities		(13,550)
		(514)
Net Assets (100%)		2,145,429

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	2,181,666
Overdistributed Net Investment Income	(3,346)
Accumulated Net Realized Losses	(89,711)
Unrealized Appreciation (Depreciation)	56,820
Net Assets	2,145,429

Investor Shares—Net Assets
Applicable to 19,715,091 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	479,053
Net Asset Value Per Share—
Investor Shares	$24.30

Admiral Shares—Net Assets
Applicable to 29,355,584 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,465,888
Net Asset Value Per Share—
Admiral Shares	$49.94

Institutional Shares—Net Assets
Applicable to 8,250,658 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	200,488
Net Asset Value Per Share—
Institutional Shares	$24.30

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Dividends	48,891
Interest[1]	6
Total Income	48,897
Expenses
The Vanguard Group—Note B
Investment Advisory Services	152
Management and Administrative—Investor Shares	705
Management and Administrative—Admiral Shares	1,416
Management and Administrative—Institutional Shares	112
Marketing and Distribution—Investor Shares	90
Marketing and Distribution—Admiral Shares	248
Marketing and Distribution—Institutional Shares	56
Custodian Fees	83
Auditing Fees	23
Shareholders’ Reports and Proxies—Investor Shares	36
Shareholders’ Reports and Proxies—Admiral Shares	11
Shareholders’ Reports and Proxies—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	2,935
Net Investment Income	45,962
Realized Net Gain (Loss) on Investment Securities Sold	445,426
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(30,231)
Net Increase (Decrease) in Net Assets Resulting from Operations	461,157
1 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,962	60,077
Realized Net Gain (Loss)	445,426	(128,307)
Change in Unrealized Appreciation (Depreciation)	(30,231)	(1,150,385)
Net Increase (Decrease) in Net Assets Resulting from Operations	461,157	(1,218,615)
Distributions
Net Investment Income
Investor Shares	(9,716)	(13,020)
Admiral Shares	(30,061)	(39,092)
Institutional Shares	(5,034)	(8,873)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(44,811)	(60,985)
Capital Share Transactions
Investor Shares	(33,993)	(42,518)
Admiral Shares	(17,864)	(91,349)
Institutional Shares	(104,662)	(22,548)
Net Increase (Decrease) from Capital Share Transactions	(156,519)	(156,415)
Total Increase (Decrease)	259,827	(1,436,015)
Net Assets
Beginning of Period	1,885,602	3,321,617
End of Period[1]	2,145,429	1,885,602
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,346,000) and ($4,497,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$19.65	$31.96	$30.87	$27.15	$26.36
Investment Operations
Net Investment Income	.490	.572	.578	.504	.467
Net Realized and Unrealized Gain (Loss)
on Investments	4.640	(12.295)	1.089	3.727	.801
Total from Investment Operations	5.130	(11.723)	1.667	4.231	1.268
Distributions
Dividends from Net Investment Income	(.480)	(.587)	(.577)	(.511)	(.478)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.480)	(.587)	(.577)	(.511)	(.478)
Net Asset Value, End of Period	$24.30	$19.65	$31.96	$30.87	$27.15

Total Return[1]	26.47%	–37.04%	5.39%	15.73%	4.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$479	$420	$740	$784	$806
Ratio of Total Expenses to
Average Net Assets	0.21%	0.16%	0.15%	0.15%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.34%	2.13%	1.80%	1.77%	1.78%
Portfolio Turnover Rate	38%	8%	5%	6%	10%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$40.39	$65.69	$63.44	$55.80	$54.17
Investment Operations
Net Investment Income	1.036	1.212	1.230	1.069	.989
Net Realized and Unrealized Gain (Loss)
on Investments	9.532	(25.276)	2.245	7.648	1.645
Total from Investment Operations	10.568	(24.064)	3.475	8.717	2.634
Distributions
Dividends from Net Investment Income	(1.018)	(1.236)	(1.225)	(1.077)	(1.004)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.018)	(1.236)	(1.225)	(1.077)	(1.004)
Net Asset Value, End of Period	$49.94	$40.39	$65.69	$63.44	$55.80

Total Return[1]	26.54%	–37.00%	5.47%	15.77%	4.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,466	$1,203	$2,113	$1,935	$1,575
Ratio of Total Expenses to
Average Net Assets	0.15%	0.10%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.19%	1.86%	1.82%	1.82%
Portfolio Turnover Rate	38%	8%	5%	6%	10%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$19.65	$31.96	$30.87	$27.15	$26.36
Investment Operations
Net Investment Income	.515	.598	.604	.527	.485
Net Realized and Unrealized Gain (Loss)
on Investments	4.642	(12.299)	1.089	3.727	.801
Total from Investment Operations	5.157	(11.701)	1.693	4.254	1.286
Distributions
Dividends from Net Investment Income	(.507)	(.609)	(.603)	(.534)	(.496)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.507)	(.609)	(.603)	(.534)	(.496)
Net Asset Value, End of Period	$24.30	$19.65	$31.96	$30.87	$27.15

Total Return[1]	26.63%	–36.98%	5.47%	15.82%	4.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$200	$263	$469	$389	$303
Ratio of Total Expenses to
Average Net Assets	0.09%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.46%	2.22%	1.88%	1.85%	1.85%
Portfolio Turnover Rate	38%	8%	5%	6%	10%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum amount of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2009, the fund had contributed capital of $440,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Growth and Income Fund

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2009, the fund had $321,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $89,637,000 to offset future net capital gains of $20,701,000 through December 31, 2013, $1,431,000 through December 31, 2014, and $67,505,000 through December 31, 2016.

At December 31, 2009, the cost of investment securities for tax purposes was $2,089,198,000. Net unrealized appreciation of investment securities for tax purposes was $56,745,000, consisting of unrealized gains of $356,380,000 on securities that had risen in value since their purchase and $299,635,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2009, the fund purchased $718,505,000 of investment securities and sold $870,966,000 of investment securities, other than temporary cash investments.

Tax-Managed Growth and Income Fund

F. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	38,556	1,918	70,052	2,859
Issued in Lieu of Cash Distributions	8,650	406	11,463	465
Redeemed[1]	(81,199)	(3,988)	(124,033)	(5,082)
Net Increase (Decrease)—Investor Shares	(33,993)	(1,664)	(42,518)	(1,758)
Admiral Shares
Issued	101,215	2,524	171,689	3,394
Issued in Lieu of Cash Distributions	23,319	532	30,918	607
Redeemed[1]	(142,398)	(3,471)	(293,956)	(6,401)
Net Increase (Decrease)—Admiral Shares	(17,864)	(415)	(91,349)	(2,400)
Institutional Shares
Issued	3,198	175	48,307	1,970
Issued in Lieu of Cash Distributions	3,141	149	5,473	222
Redeemed[1]	(111,001)	(5,450)	(76,328)	(3,483)
Net Increase (Decrease)—Institutional Shares	(104,662)	(5,126)	(22,548)	(1,291)
1 Net of redemption fees for fiscal 2009 and 2008 of $807,000 and $1,146,000, respectively (fund totals).

G. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 12, 2010, for potential recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of December 31, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	613	965	4,201
Median Market Cap	$32.6B	$34.3B	$30.7B
Price/Earnings Ratio	32.4x	32.5x	35.7x
Price/Book Ratio	2.2x	2.2x	2.1x
Yield[3]		1.9%	1.8%
Investor Shares	1.4%
Admiral Shares	1.5%
Institutional Shares	1.5%
Return on Equity	20.2%	20.2%	19.3%
Earnings Growth Rate	8.9%	8.3%	8.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	26%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.21%
Admiral Shares	0.15%
Institutional Shares	0.09%
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	1.00
Beta	1.00	0.99

Investment Focus

Sector Diversification (% of equity exposure)
	Comparative		Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.2%	10.2%	10.3%
Consumer Staples	10.7	10.7	9.9
Energy	11.2	11.3	10.6
Financials	14.1	14.4	16.0
Health Care	12.8	12.5	12.6
Industrials	10.4	10.4	10.6
Information Technology	19.7	19.4	19.3
Materials	4.0	4.0	4.0
Telecommunication
Services	3.1	3.1	2.9
Utilities	3.8	4.0	3.8

Ten Largest Holdings[6] (% of total net assets)
Exxon Mobil Corp.	integrated oil
	and gas	3.1%
Microsoft Corp.	systems software	2.2
Apple Inc.	computer hardware	1.8
Procter & Gamble Co.	household products	1.7
Johnson & Johnson	pharmaceuticals	1.6
International Business	computer
Machines Corp.	hardware	1.6
AT&T Inc.	integrated
	telecommunication
	services	1.5
Google Inc. Class A	Internet software
	and services	1.4
JPMorgan Chase & Co.	diversified financial
	services	1.4
Chevron Corp.	integrated oil
	and gas	1.4
Top Ten		17.7%

1 Russell 1000 Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended December 31, 2009, the expense ratios were  .21% for Investor Shares, 0.15% for Admiral Shares, and 0.09% for Institutional Shares.
5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
6 The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1999–December 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended December 31, 2009			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Capital Appreciation Fund
Investor Shares[1]	29.03%	0.98%	–1.05%	$8,999
Fee-Adjusted Returns[2]	27.76	0.98	–1.05	8,999
Dow Jones U.S. Total Stock Market Index	29.35	1.09	–0.17	9,828
Russell 1000 Index	28.43	0.79	–0.49	9,520
Multi-Cap Core Funds Average[3]	30.88	0.49	–0.17	9,835

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Tax-Managed Capital Appreciation Fund
Admiral Shares	29.11%	1.03%	2.67%	$123,872
Fee-Adjusted Returns[2]	27.84	1.03	2.67	123,872
Dow Jones U.S. Total Stock Market Index	29.35	1.09	3.20	129,182
Russell 1000 Index	28.43	0.79	2.45	121,806

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Derived from data provided by Lipper Inc.
4 Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	29.21%	1.07%	–0.96%	$4,538,602
Fee-Adjusted Returns[1]	27.94	1.07	–0.96	4,538,602
Dow Jones U.S. Total Stock Market Index	29.35	1.09	–0.17	4,913,790
Russell 1000 Index	28.43	0.79	–0.49	4,759,999

Fiscal-Year Total Returns (%): December 31, 1999–December 31, 2009

1 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets
As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.2%)
	Walt Disney Co.	621,436	20,041
	McDonald’s Corp.	306,260	19,123
*	Amazon.com Inc.	114,300	15,376
	Home Depot Inc.	480,000	13,886
	Target Corp.	269,100	13,016
	Comcast Corp. Class A	755,371	12,736
*	DIRECTV Class A	356,153	11,878
	Lowe’s Cos. Inc.	498,600	11,662
	News Corp. Class A	831,630	11,385
	Time Warner Inc.	376,649	10,976
	NIKE Inc. Class B	127,200	8,404
*	Ford Motor Co.	746,200	7,462
*	Starbucks Corp.	305,352	7,041
*	Kohl’s Corp.	125,950	6,792
	Yum! Brands Inc.	189,760	6,636
	Johnson Controls Inc.	237,600	6,472
	Best Buy Co. Inc.	141,084	5,567
	Coach Inc.	151,400	5,531
*	Viacom Inc. Class B	171,033	5,085
*	Bed Bath & Beyond Inc.	129,817	5,015
	Gap Inc.	234,487	4,912
	McGraw-Hill Cos. Inc.	122,900	4,118
	Marriott International Inc.
	Class A	145,875	3,975
	Time Warner Cable Inc.	94,542	3,913
*	Liberty Media Corp. -
	Interactive	339,723	3,683
*	CarMax Inc.	150,546	3,651
*	Apollo Group Inc. Class A	56,729	3,437
	Polo Ralph Lauren Corp.
	Class A	40,400	3,272
	Starwood Hotels &
	Resorts Worldwide Inc.	88,624	3,241
	Hasbro Inc.	96,600	3,097
*	O’Reilly Automotive Inc.	79,848	3,044
	PetSmart Inc.	112,600	3,005
*	Dollar Tree Inc.	61,234	2,958
	Darden Restaurants Inc.	83,850	2,941

			Market
			Value•
		Shares	($000)
	DeVry Inc.	50,459	2,863
*	NVR Inc.	3,980	2,829
	BorgWarner Inc.	84,800	2,817
	Pulte Homes Inc.	275,142	2,751
	Scripps Networks
	Interactive Inc. Class A	62,170	2,580
	Ross Stores Inc.	60,296	2,575
	Advance Auto Parts Inc.	62,402	2,526
*	AutoZone Inc.	15,900	2,513
	John Wiley & Sons Inc.
	Class A	58,700	2,458
	International
	Game Technology	129,600	2,433
*	Discovery
	Communications Inc.	90,137	2,390
	Staples Inc.	94,495	2,324
*	Office Depot Inc.	353,600	2,281
*	AutoNation Inc.	109,580	2,098
*	Expedia Inc.	81,125	2,086
	Gentex Corp.	116,252	2,075
	Omnicom Group Inc.	50,600	1,981
	Phillips-Van Heusen Corp.	44,000	1,790
	CBS Corp. Class B	127,174	1,787
	International
	Speedway Corp. Class A	62,378	1,775
*	Lamar Advertising Co.
	Class A	56,186	1,747
*	Mohawk Industries Inc.	34,700	1,652
*	Liberty Global Inc.	75,207	1,643
	Brinker International Inc.	102,750	1,533
*	Liberty Global Inc. Class A	67,398	1,477
	Harley-Davidson Inc.	56,800	1,431
*	Career Education Corp.	60,400	1,408
	Cablevision Systems Corp.
	Class A	54,344	1,403
	DR Horton Inc.	126,366	1,374
	Black & Decker Corp.	20,977	1,360
	Weight Watchers
	International Inc.	45,200	1,318
	American Eagle
	Outfitters Inc.	75,991	1,290

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Penske Auto Group Inc.	80,801	1,227
*	Toll Brothers Inc.	64,600	1,215
	Nordstrom Inc.	32,300	1,214
*	Brink’s Home
	Security Holdings Inc.	36,800	1,201
	Washington Post Co.
	Class B	2,720	1,196
	Foot Locker Inc.	103,900	1,157
	WABCO Holdings Inc.	44,400	1,145
	RadioShack Corp.	58,000	1,131
	Virgin Media Inc.	62,269	1,048
	Harman International
	Industries Inc.	28,000	988
	Macy’s Inc.	56,800	952
	Abercrombie & Fitch Co.	23,300	812
*	Liberty Media Corp. - Starz	16,392	756
	Mattel Inc.	36,032	720
	Lennar Corp. Class A	54,600	697
*	Sears Holdings Corp.	7,200	601
*	Boyd Gaming Corp.	67,200	562
*	MGM Mirage	56,746	518
	Comcast Corp.	26,219	420
*	Liberty Media Corp. - Capital	16,431	392
	Barnes & Noble Inc.	10,700	204
*	Hanesbrands Inc.	5,575	134
	Wynn Resorts Ltd.	2,000	116
	Lennar Corp. Class B	8,300	82
			336,387
Consumer Staples (10.7%)
	Procter & Gamble Co.	913,778	55,402
	Coca-Cola Co.	690,000	39,330
	Wal-Mart Stores Inc.	696,528	37,230
	PepsiCo Inc.	503,000	30,582
	Philip Morris
	International Inc.	494,509	23,830
	CVS Caremark Corp.	495,554	15,962
	Walgreen Co.	307,300	11,284
	Colgate-Palmolive Co.	115,900	9,521
	Costco Wholesale Corp.	156,100	9,237
	Kraft Foods Inc.	321,031	8,726
	Archer-Daniels-Midland Co.	249,273	7,805
	Altria Group Inc.	359,878	7,064
	Kroger Co.	263,700	5,414
	Clorox Co.	69,120	4,216
	Bunge Ltd.	62,800	4,009
	Dr Pepper Snapple
	Group Inc.	140,200	3,968
	Coca-Cola Enterprises Inc.	180,300	3,822
	Campbell Soup Co.	110,900	3,748
	Safeway Inc.	170,462	3,629
	Pepsi Bottling Group Inc.	92,479	3,468
	Brown-Forman Corp.
	Class B	64,646	3,463
	Estee Lauder Cos. Inc.
	Class A	71,400	3,453

			Market
			Value•
		Shares	($000)
	Molson Coors Brewing Co.
	Class B	71,900	3,247
	General Mills Inc.	44,400	3,144
	JM Smucker Co.	49,024	3,027
	Kimberly-Clark Corp.	46,540	2,965
	Hershey Co.	81,300	2,910
*	Hansen Natural Corp.	75,200	2,888
	Church & Dwight Co. Inc.	47,100	2,847
	McCormick & Co. Inc.	76,100	2,750
	Tyson Foods Inc. Class A	222,444	2,729
*	Energizer Holdings Inc.	44,128	2,704
*	Constellation Brands Inc.
	Class A	168,300	2,681
	Del Monte Foods Co.	224,900	2,550
*	Dean Foods Co.	137,200	2,475
	Alberto-Culver Co. Class B	82,614	2,420
	Hormel Foods Corp.	62,600	2,407
	Kellogg Co.	44,300	2,357
	PepsiAmericas Inc.	80,030	2,342
*	Smithfield Foods Inc.	153,335	2,329
	Corn Products
	International Inc.	72,200	2,110
	Avon Products Inc.	59,300	1,868
	Mead Johnson Nutrition Co.
	Class A	42,525	1,858
*	NBTY Inc.	37,300	1,624
*	Central European
	Distribution Corp.	33,039	939
*	Whole Foods Market Inc.	32,840	902
	Sara Lee Corp.	44,600	543
	Sysco Corp.	17,111	478
*	BJ’s Wholesale Club Inc.	9,300	304
	ConAgra Foods Inc.	11,200	258
	Reynolds American Inc.	106	6
			354,825
Energy (11.2%)
	Exxon Mobil Corp.	1,501,084	102,359
	Chevron Corp.	582,638	44,857
	Schlumberger Ltd.	312,000	20,308
	ConocoPhillips	354,040	18,081
	Occidental Petroleum Corp.	190,339	15,484
	Apache Corp.	119,662	12,346
	Anadarko Petroleum Corp.	179,316	11,193
	Devon Energy Corp.	148,622	10,924
	XTO Energy Inc.	205,241	9,550
	EOG Resources Inc.	95,000	9,244
	National Oilwell Varco Inc.	170,541	7,519
*	Southwestern Energy Co.	141,000	6,796
	Hess Corp.	109,600	6,631
	Peabody Energy Corp.	125,900	5,692
	Noble Energy Inc.	79,600	5,669
	Williams Cos. Inc.	247,700	5,222
	Baker Hughes Inc.	124,580	5,043
*	Cameron International Corp. 114,200		4,774
	Halliburton Co.	158,200	4,760

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	FMC Technologies Inc.	71,750	4,150
	Range Resources Corp.	82,500	4,113
*	Newfield Exploration Co.	82,300	3,969
	Diamond Offshore
	Drilling Inc.	39,700	3,907
	Chesapeake Energy Corp.	143,311	3,709
	Pioneer Natural
	Resources Co.	76,400	3,680
*	Pride International Inc.	106,400	3,395
	Helmerich & Payne Inc.	81,480	3,249
	Cabot Oil & Gas Corp.	74,535	3,249
	Cimarex Energy Co.	60,699	3,215
	Valero Energy Corp.	182,480	3,057
	BJ Services Co.	147,100	2,736
	St Mary Land &
	Exploration Co.	76,500	2,619
	Marathon Oil Corp.	81,100	2,532
	Smith International Inc.	91,300	2,481
	Southern Union Co.	105,700	2,399
*	Continental Resources Inc.	43,900	1,883
*	Plains Exploration &
	Production Co.	66,760	1,847
*	Rowan Cos. Inc.	80,600	1,825
	Consol Energy Inc.	33,900	1,688
	Arch Coal Inc.	73,400	1,633
*	Mariner Energy Inc.	137,652	1,598
*	Forest Oil Corp.	65,300	1,453
*	Unit Corp.	12,800	544
	Patterson-UTI Energy Inc.	21,200	325
*	Helix Energy Solutions
	Group Inc.	18,500	217
*	Seahawk Drilling Inc.	7,093	160
	Tesoro Corp.	7,100	96
*	Denbury Resources Inc.	2,300	34
*	Superior Energy Services Inc.	1,048	25
			372,240
Financials (14.1%)
	JPMorgan Chase & Co.	1,079,621	44,988
	Bank of America Corp.	2,353,966	35,451
	Wells Fargo & Co.	1,285,108	34,685
	Goldman Sachs Group Inc.	139,830	23,609
	Citigroup Inc.	4,554,093	15,074
	American Express Co.	331,300	13,424
	US Bancorp	392,700	8,840
	CME Group Inc.	25,501	8,567
	Aflac Inc.	181,400	8,390
	Prudential Financial Inc.	166,404	8,280
	Morgan Stanley	264,800	7,838
	Charles Schwab Corp.	377,200	7,099
	State Street Corp.	161,878	7,048
	Franklin Resources Inc.	63,300	6,669
	Bank of New York
	Mellon Corp.	224,606	6,282
	MetLife Inc.	175,820	6,215
	Capital One Financial Corp.	158,900	6,092

			Market
			Value•
		Shares	($000)
*	Progressive Corp.	317,400	5,710
	Loews Corp.	152,508	5,544
	Travelers Cos. Inc.	101,877	5,080
	Public Storage	61,200	4,985
	T Rowe Price Group Inc.	92,978	4,951
	Ameriprise Financial Inc.	123,360	4,789
	PNC Financial Services
	Group Inc.	82,831	4,373
	Discover Financial Services	287,700	4,232
	Host Hotels & Resorts Inc.	359,899	4,200
	Fifth Third Bancorp	403,300	3,932
	Plum Creek Timber Co. Inc.	100,900	3,810
	Unum Group	188,000	3,670
	Boston Properties Inc.	51,900	3,481
	Hudson City Bancorp Inc.	251,902	3,459
*	SLM Corp.	299,300	3,373
	BlackRock Inc.	14,450	3,355
*	TD Ameritrade
	Holding Corp.	170,900	3,312
	AvalonBay
	Communities Inc.	38,375	3,151
	Allstate Corp.	102,300	3,073
	Moody’s Corp.	114,000	3,055
*	CB Richard Ellis Group Inc.
	Class A	223,924	3,039
	Torchmark Corp.	68,100	2,993
*	Markel Corp.	8,620	2,931
	People’s United
	Financial Inc.	174,014	2,906
	Principal Financial
	Group Inc.	120,400	2,894
	M&T Bank Corp.	42,600	2,850
	Hospitality Properties Trust	119,270	2,828
	Reinsurance Group of
	America Inc. Class A	58,819	2,803
*	Leucadia National Corp.	117,400	2,793
*	Arch Capital Group Ltd.	38,300	2,740
*	First Horizon National Corp.	201,264	2,697
	Jones Lang LaSalle Inc.	44,100	2,664
*	St Joe Co.	91,540	2,645
	Eaton Vance Corp.	86,202	2,621
	Janus Capital Group Inc.	194,000	2,609
	HCC Insurance Holdings Inc.	91,600	2,562
	WR Berkley Corp.	102,297	2,521
	Apartment Investment &
	Management Co.	157,003	2,499
	AMB Property Corp.	97,504	2,491
	Hanover Insurance
	Group Inc.	55,800	2,479
*	Affiliated Managers
	Group Inc.	36,800	2,478
	Cullen/Frost Bankers Inc.	47,600	2,380
*	AmeriCredit Corp.	124,697	2,374
	Commerce Bancshares Inc.	60,655	2,349
*	Genworth Financial Inc.
	Class A	206,800	2,347

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Forest City Enterprises Inc.
	Class A	197,255	2,324
	Transatlantic Holdings Inc.	44,114	2,299
	Popular Inc.	1,013,120	2,290
	SEI Investments Co.	129,770	2,274
	StanCorp Financial
	Group Inc.	56,500	2,261
	Assurant Inc.	75,300	2,220
	First Citizens
	BancShares Inc. Class A	13,442	2,205
	Legg Mason Inc.	72,200	2,178
	Brown & Brown Inc.	118,600	2,131
	Raymond James
	Financial Inc.	89,650	2,131
	Lazard Ltd. Class A	55,686	2,114
	BOK Financial Corp.	44,171	2,099
	Wesco Financial Corp.	5,590	1,917
	City National Corp.	42,000	1,915
	Federated Investors Inc.
	Class B	68,250	1,877
	Northern Trust Corp.	34,773	1,822
*	American International
	Group Inc.	60,321	1,808
	Camden Property Trust	42,400	1,796
*	Alleghany Corp.	6,467	1,785
	Whitney Holding Corp.	194,616	1,773
	Douglas Emmett Inc.	121,273	1,728
*	CNA Financial Corp.	69,500	1,668
	TFS Financial Corp.	132,654	1,610
	SL Green Realty Corp.	30,400	1,527
	Chubb Corp.	30,900	1,520
	Kimco Realty Corp.	112,300	1,519
	Digital Realty Trust Inc.	28,440	1,430
	SunTrust Banks Inc.	64,000	1,299
	White Mountains
	Insurance Group Ltd.	3,828	1,273
	New York Community
	Bancorp Inc.	86,400	1,254
	BB&T Corp.	46,300	1,175
	Hartford Financial
	Services Group Inc.	49,200	1,144
	ProLogis	80,068	1,096
	Lincoln National Corp.	39,834	991
	Bank of Hawaii Corp.	20,100	946
	Marshall & Ilsley Corp.	169,300	923
	Simon Property Group Inc.	11,048	882
	American Financial
	Group Inc.	32,200	803
	Zions Bancorporation	58,100	745
	BRE Properties Inc.	21,500	711
	AON Corp.	16,400	629
	Federal Realty
	Investment Trust	8,200	555
	CapitalSource Inc.	130,938	520
	Taubman Centers Inc.	11,300	406
	Synovus Financial Corp.	161,056	330

			Market
			Value•
		Shares	($000)
	Invesco Ltd.	12,010	282
	Regions Financial Corp.	49,934	264
*	GLG Partners Inc.	75,400	243
*	MBIA Inc.	57,000	227
	KeyCorp	39,369	218
	BancorpSouth Inc.	4,000	94
	Wilmington Trust Corp.	3,100	38
	Essex Property Trust Inc.	300	25
			465,873
Health Care (12.8%)
	Johnson & Johnson	810,598	52,211
	Pfizer Inc.	2,226,284	40,496
	Merck & Co. Inc.	790,626	28,890
	Abbott Laboratories	407,600	22,006
*	Amgen Inc.	338,125	19,128
*	Gilead Sciences Inc.	318,500	13,785
	Medtronic Inc.	263,600	11,593
	UnitedHealth Group Inc.	367,662	11,206
*	Medco Health Solutions Inc.	175,242	11,200
*	WellPoint Inc.	173,916	10,138
*	Celgene Corp.	174,800	9,733
*	Thermo Fisher Scientific Inc.	167,106	7,969
	Bristol-Myers Squibb Co.	312,841	7,899
	Allergan Inc.	124,130	7,821
	Baxter International Inc.	127,341	7,472
*	Express Scripts Inc.	81,862	7,077
*	Biogen Idec Inc.	123,861	6,627
	Becton Dickinson and Co.	80,600	6,356
	Aetna Inc.	191,988	6,086
	Eli Lilly & Co.	165,985	5,927
	Stryker Corp.	109,200	5,500
*	Genzyme Corp.	111,500	5,465
*	St Jude Medical Inc.	139,832	5,143
*	Forest Laboratories Inc.	150,600	4,836
*	Zimmer Holdings Inc.	81,170	4,798
	Cardinal Health Inc.	145,512	4,691
	Quest Diagnostics Inc.	76,800	4,637
	McKesson Corp.	73,424	4,589
	CIGNA Corp.	129,300	4,560
*	Hospira Inc.	87,240	4,449
*	Life Technologies Corp.	84,735	4,426
	AmerisourceBergen Corp.
	Class A	167,200	4,359
*	Laboratory Corp. of
	America Holdings	57,100	4,273
*	Waters Corp.	61,400	3,804
*	Mylan Inc.	198,837	3,665
*	Humana Inc.	79,300	3,481
	DENTSPLY International Inc.	98,300	3,457
*	Henry Schein Inc.	62,400	3,282
	Beckman Coulter Inc.	47,600	3,115
*	Watson Pharmaceuticals Inc.	78,500	3,109
*	Mettler-Toledo
	International Inc.	28,700	3,013
*	Millipore Corp.	39,800	2,880

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	King Pharmaceuticals Inc.	232,962	2,858
	IMS Health Inc.	135,552	2,855
	Perrigo Co.	64,840	2,583
	PerkinElmer Inc.	124,804	2,570
	Universal Health
	Services Inc. Class B	81,600	2,489
*	Lincare Holdings Inc.	66,500	2,469
*	Endo Pharmaceuticals
	Holdings Inc.	115,700	2,373
	CR Bard Inc.	29,300	2,282
*	Patterson Cos. Inc.	73,530	2,057
	Teleflex Inc.	37,000	1,994
	Pharmaceutical Product
	Development Inc.	84,803	1,988
*	Coventry Health Care Inc.	81,025	1,968
*	Boston Scientific Corp.	207,945	1,872
*	CareFusion Corp.	72,756	1,820
*	Health Net Inc.	74,200	1,728
*	Varian Medical Systems Inc.	26,500	1,242
*	Kinetic Concepts Inc.	31,000	1,167
	Omnicare Inc.	40,900	989
*	Amylin Pharmaceuticals Inc.	47,800	678
*	Abraxis Bioscience Inc.	14,415	585
*	DaVita Inc.	2,200	129
			423,848
Industrials (10.4%)
	General Electric Co.	2,935,972	44,421
	United Technologies Corp.	280,100	19,442
	Boeing Co.	236,770	12,816
	3M Co.	154,200	12,748
	FedEx Corp.	110,700	9,238
	General Dynamics Corp.	131,800	8,985
	United Parcel Service Inc.
	Class B	147,300	8,451
	Illinois Tool Works Inc.	175,200	8,408
	Union Pacific Corp.	123,914	7,918
	Danaher Corp.	105,100	7,904
	Norfolk Southern Corp.	148,200	7,769
	CSX Corp.	156,100	7,569
	Precision Castparts Corp.	60,200	6,643
	Caterpillar Inc.	106,772	6,085
	Emerson Electric Co.	142,400	6,066
	Deere & Co.	104,800	5,669
	Lockheed Martin Corp.	72,700	5,478
	Burlington Northern
	Santa Fe Corp.	54,898	5,414
	PACCAR Inc.	149,110	5,408
	Honeywell International Inc.	131,400	5,151
	Waste Management Inc.	149,097	5,041
	L-3 Communications
	Holdings Inc.	57,200	4,974
	CH Robinson
	Worldwide Inc.	83,200	4,886
	Cummins Inc.	101,200	4,641
	ITT Corp.	92,700	4,611

			Market
			Value•
		Shares	($000)
	Parker Hannifin Corp.	85,200	4,591
	Rockwell Collins Inc.	81,600	4,517
	Southwest Airlines Co.	391,387	4,474
	Raytheon Co.	85,833	4,422
	Northrop Grumman Corp.	72,268	4,036
	Expeditors International of
	Washington Inc.	112,361	3,902
	Fluor Corp.	86,200	3,882
	WW Grainger Inc.	38,500	3,728
	Fastenal Co.	84,100	3,502
	Pall Corp.	92,500	3,348
	Joy Global Inc.	64,800	3,343
	Bucyrus International Inc.
	Class A	58,239	3,283
	Flowserve Corp.	34,700	3,280
	Roper Industries Inc.	59,000	3,090
	AMETEK Inc.	80,000	3,059
	Dun & Bradstreet Corp.	36,200	3,054
	Manpower Inc.	54,600	2,980
*	Stericycle Inc.	53,300	2,941
	Equifax Inc.	93,200	2,879
	Donaldson Co. Inc.	66,100	2,812
	IDEX Corp.	86,400	2,691
*	Jacobs Engineering
	Group Inc.	70,300	2,644
	JB Hunt Transport
	Services Inc.	79,500	2,565
*	Quanta Services Inc.	122,500	2,553
*	Iron Mountain Inc.	111,100	2,529
*	Alliant Techsystems Inc.	28,600	2,525
	MSC Industrial Direct Co.
	Class A	53,200	2,500
	Toro Co.	57,400	2,400
	Robert Half International Inc.	87,500	2,339
	Valmont Industries Inc.	29,537	2,317
	Landstar System Inc.	59,289	2,299
	Carlisle Cos. Inc.	65,200	2,234
	Manitowoc Co. Inc.	208,774	2,081
	SPX Corp.	37,400	2,046
	Con-way Inc.	54,200	1,892
	Cintas Corp.	70,766	1,843
	KBR Inc.	89,249	1,696
*	Terex Corp.	69,400	1,375
	Lennox International Inc.	35,090	1,370
	Textron Inc.	61,020	1,148
	UTi Worldwide Inc.	77,587	1,111
	Graco Inc.	33,700	963
	Brink’s Co.	36,800	896
	Gardner Denver Inc.	19,846	844
*	Monster Worldwide Inc.	34,300	597
	Republic Services Inc.
	Class A	19,512	552
*	Hertz Global Holdings Inc.	22,000	262
	Ryder System Inc.	3,600	148
*	AGCO Corp.	3,600	116

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Raytheon Co.
	Warrants Exp. 6/16/11	2,285	33
*	Owens Corning	1,100	28
*	AMR Corp.	3,100	24
			345,480
Information Technology (19.7%)
	Microsoft Corp.	2,376,500	72,459
*	Apple Inc.	278,400	58,703
	International Business
	Machines Corp.	394,058	51,582
*	Google Inc. Class A	75,450	46,777
*	Cisco Systems Inc.	1,825,900	43,712
	Hewlett-Packard Co.	758,958	39,094
	Intel Corp.	1,539,200	31,400
	Oracle Corp.	1,233,634	30,273
	QUALCOMM Inc.	415,720	19,231
	Visa Inc. Class A	156,698	13,705
*	EMC Corp.	721,000	12,596
	Texas Instruments Inc.	457,100	11,912
*	eBay Inc.	423,969	9,980
	Corning Inc.	504,200	9,736
*	Dell Inc.	643,800	9,245
	Mastercard Inc. Class A	31,020	7,941
*	Yahoo! Inc.	468,600	7,863
*	Adobe Systems Inc.	209,700	7,713
	Applied Materials Inc.	538,100	7,501
*	Symantec Corp.	354,353	6,339
	Western Union Co.	309,895	5,842
*	Broadcom Corp. Class A	175,950	5,534
*	Agilent Technologies Inc.	166,306	5,167
*	Western Digital Corp.	114,100	5,038
*	NetApp Inc.	144,963	4,985
*	Computer Sciences Corp.	78,900	4,539
	CA Inc.	201,266	4,520
*	NVIDIA Corp.	234,750	4,385
*	Intuit Inc.	142,600	4,379
	Amphenol Corp. Class A	94,000	4,341
	Fidelity National
	Information Services Inc.	175,578	4,116
*	Fiserv Inc.	83,350	4,041
	Altera Corp.	170,147	3,850
*	BMC Software Inc.	95,000	3,810
	Linear Technology Corp.	124,200	3,793
	Analog Devices Inc.	118,166	3,732
	KLA-Tencor Corp.	100,800	3,645
*	Affiliated Computer
	Services Inc. Class A	58,400	3,486
	Global Payments Inc.	62,700	3,377
*	Lam Research Corp.	82,108	3,219
*	Avnet Inc.	105,400	3,179
*	Juniper Networks Inc.	119,000	3,174
*	Teradata Corp.	99,574	3,130
*	LSI Corp.	514,328	3,091
*	Citrix Systems Inc.	71,356	2,969
*	Autodesk Inc.	109,588	2,785
*	Arrow Electronics Inc.	91,500	2,709

			Market
			Value•
		Shares	($000)
	Motorola Inc.	347,230	2,695
*	Tech Data Corp.	55,510	2,590
*	QLogic Corp.	137,000	2,585
	Xerox Corp.	305,400	2,584
	Lender Processing
	Services Inc.	61,250	2,490
	Molex Inc.	104,756	2,257
*	Fairchild Semiconductor
	International Inc. Class A	224,958	2,247
*	Ingram Micro Inc.	125,000	2,181
*	Compuware Corp.	294,562	2,130
	Automatic Data
	Processing Inc.	47,100	2,017
*	Synopsys Inc.	89,121	1,986
	Microchip Technology Inc.	65,100	1,892
*	DST Systems Inc.	42,800	1,864
	Total System Services Inc.	104,059	1,797
	Xilinx Inc.	71,336	1,788
*	Electronic Arts Inc.	90,200	1,601
*	Tellabs Inc.	266,900	1,516
	National
	Semiconductor Corp.	96,600	1,484
	Broadridge Financial
	Solutions Inc.	58,725	1,325
*	Lexmark International Inc.
	Class A	50,300	1,307
*	Teradyne Inc.	110,200	1,182
*	Atmel Corp.	248,700	1,147
*	NCR Corp.	99,574	1,108
	Intersil Corp. Class A	59,500	913
*	AOL Inc.	34,240	797
*	Zebra Technologies Corp.	27,257	773
*	IAC/InterActiveCorp	24,515	502
*	Activision Blizzard Inc.	32,800	364
*	Novellus Systems Inc.	13,100	306
*	Sun Microsystems Inc.	30,475	286
	Harris Corp.	4,300	204
			652,516
Materials (4.0%)
	Monsanto Co.	180,334	14,742
*	Freeport-McMoRan
	Copper & Gold Inc.	147,454	11,839
	Praxair Inc.	117,000	9,396
	Newmont Mining Corp.	175,086	8,283
	Nucor Corp.	129,600	6,046
	EI du Pont de
	Nemours & Co.	160,300	5,397
	Mosaic Co.	79,300	4,737
	Ecolab Inc.	97,200	4,333
	Dow Chemical Co.	155,300	4,291
*	Owens-Illinois Inc.	110,900	3,645
	Sigma-Aldrich Corp.	70,000	3,537
	Celanese Corp. Class A	105,011	3,371
	Ball Corp.	62,100	3,211
	CF Industries Holdings Inc.	35,000	3,177
*	Crown Holdings Inc.	122,000	3,121

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Airgas Inc.	64,900	3,089
	Nalco Holding Co.	118,300	3,018
	FMC Corp.	53,700	2,994
	Albemarle Corp.	80,600	2,932
*	Pactiv Corp.	121,140	2,924
	Martin Marietta
	Materials Inc.	30,600	2,736
	Allegheny Technologies Inc.	60,900	2,727
	United States Steel Corp.	47,600	2,624
*	Intrepid Potash Inc.	79,705	2,325
	Sealed Air Corp.	106,072	2,319
*	Titanium Metals Corp.	181,160	2,268
	Scotts Miracle-Gro Co.
	Class A	55,099	2,166
	Reliance Steel &
	Aluminum Co.	46,300	2,001
	Cytec Industries Inc.	51,800	1,887
	Schnitzer Steel Industries Inc.	33,724	1,609
	Cliffs Natural Resources Inc.	29,461	1,358
	International Paper Co.	35,900	961
	Southern Copper Corp.	21,000	691
	Valspar Corp.	23,400	635
	Packaging Corp. of America	26,600	612
	Air Products & Chemicals Inc.	5,700	462
	Vulcan Materials Co.	7,638	402
			131,866
Telecommunication Services (3.1%)
	AT&T Inc.	1,749,979	49,052
	Verizon
	Communications Inc.	756,842	25,074
*	American Tower Corp.
	Class A	166,400	7,190
*	Crown Castle
	International Corp.	137,500	5,368
	CenturyTel Inc.	112,797	4,084
*	Sprint Nextel Corp.	1,093,856	4,004
*	SBA Communications
	Corp. Class A	52,823	1,805
	Telephone & Data
	Systems Inc.	43,601	1,479
*	United States Cellular Corp.	32,300	1,370
	Telephone &
	Data Systems Inc. -
	Special Common Shares	33,200	1,003
	Qwest Communications
	International Inc.	215,164	906
*	Level 3
	Communications Inc.	359,100	549
	Frontier
	Communications Corp.	52,351	409
	Windstream Corp.	20,957	230
			102,523

			Market
			Value•
		Shares	($000)
Utilities (3.8%)
	Exelon Corp.	229,000	11,191
	PG&E Corp.	145,600	6,501
	FPL Group Inc.	122,451	6,468
	Entergy Corp.	77,000	6,302
	Sempra Energy	107,736	6,031
	Edison International	142,500	4,956
*	AES Corp.	335,948	4,471
	Questar Corp.	101,700	4,228
	Southern Co.	121,500	4,048
	EQT Corp.	84,700	3,720
	Wisconsin Energy Corp.	73,200	3,648
*	NRG Energy Inc.	149,800	3,537
	CenterPoint Energy Inc.	223,800	3,247
	MDU Resources Group Inc.	137,050	3,234
	CMS Energy Corp.	193,086	3,024
*	Calpine Corp.	268,080	2,949
	Constellation Energy
	Group Inc.	83,300	2,930
	Energen Corp.	62,400	2,920
	Northeast Utilities	110,600	2,852
	NSTAR	76,600	2,819
	Duke Energy Corp.	163,592	2,815
	SCANA Corp.	74,200	2,796
	NV Energy Inc.	224,483	2,779
	Dominion Resources Inc.	67,086	2,611
	FirstEnergy Corp.	55,900	2,597
	Integrys Energy Group Inc.	61,481	2,582
*	Mirant Corp.	157,204	2,400
*	RRI Energy Inc.	417,872	2,390
	Allegheny Energy Inc.	101,089	2,374
	Public Service Enterprise
	Group Inc.	69,800	2,321
	DPL Inc.	75,000	2,070
*	Dynegy Inc. Class A	1,088,435	1,970
	American Water
	Works Co. Inc.	87,200	1,954
	Aqua America Inc.	107,583	1,884
	Ormat Technologies Inc.	43,800	1,657
	UGI Corp.	34,466	834
	NiSource Inc.	35,920	552
	American Electric
	Power Co. Inc.	9,300	324
			125,986
Total Common Stocks
(Cost $2,899,394)			3,311,544
Other Assets and Liabilities (0.0%)
Other Assets			25,911
Liabilities			(26,447)
			(536)
Net Assets (100%)			3,311,008

Tax-Managed Capital Appreciation Fund

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	2,966,686
Overdistributed Net Investment Income	(4,302)
Accumulated Net Realized Losses	(63,526)
Unrealized Appreciation (Depreciation)	412,150
Net Assets	3,311,008

Investor Shares—Net Assets
Applicable to 20,602,063 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	560,099
Net Asset Value Per Share—
Investor Shares	$27.19

Admiral Shares—Net Assets
Applicable to 46,156,765 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,525,608
Net Asset Value Per Share—
Admiral Shares	$54.72

Institutional Shares—Net Assets
Applicable to 8,287,047 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	225,301
Net Asset Value Per Share—
Institutional Shares	$27.19

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Dividends	55,659
Interest[1]	6
Total Income	55,665
Expenses
The Vanguard Group—Note B
Investment Advisory Services	183
Management and Administrative—Investor Shares	838
Management and Administrative—Admiral Shares	2,533
Management and Administrative—Institutional Shares	118
Marketing and Distribution—Investor Shares	107
Marketing and Distribution—Admiral Shares	421
Marketing and Distribution—Institutional Shares	40
Custodian Fees	39
Auditing Fees	23
Shareholders’ Reports and Proxies—Investor Shares	35
Shareholders’ Reports and Proxies—Admiral Shares	16
Shareholders’ Reports and Proxies—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	4,358
Net Investment Income	51,307
Realized Net Gain (Loss) on Investment Securities Sold	503,633
Change in Unrealized Appreciation (Depreciation) of Investment Securities	198,768
Net Increase (Decrease) in Net Assets Resulting from Operations	753,708
1 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,307	63,900
Realized Net Gain (Loss)	503,633	(156,072)
Change in Unrealized Appreciation (Depreciation)	198,768	(1,592,772)
Net Increase (Decrease) in Net Assets Resulting from Operations	753,708	(1,684,944)
Distributions
Net Investment Income
Investor Shares	(8,348)	(10,850)
Admiral Shares	(38,731)	(48,923)
Institutional Shares	(3,674)	(4,486)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(50,753)	(64,259)
Capital Share Transactions
Investor Shares	(33,530)	(5,543)
Admiral Shares	(52,132)	86,970
Institutional Shares	(9,224)	14,935
Net Increase (Decrease) from Capital Share Transactions	(94,886)	96,362
Total Increase (Decrease)	608,069	(1,652,841)
Net Assets
Beginning of Period	2,702,939	4,355,780
End of Period[1]	3,311,008	2,702,939
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,302,000) and ($4,856,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$21.39	$35.13	$33.62	$29.80	$28.05
Investment Operations
Net Investment Income	.410	.498	.530	.471	.352
Net Realized and Unrealized Gain (Loss)
on Investments	5.799	(13.738)	1.513	3.821	1.752
Total from Investment Operations	6.209	(13.240)	2.043	4.292	2.104
Distributions
Dividends from Net Investment Income	(.409)	(.500)	(.533)	(.472)	(.354)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.409)	(.500)	(.533)	(.472)	(.354)
Net Asset Value, End of Period	$27.19	$21.39	$35.13	$33.62	$29.80

Total Return[1]	29.03%	–37.63%	6.07%	14.40%	7.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$560	$473	$782	$832	$857
Ratio of Total Expenses to
Average Net Assets	0.21%	0.16%	0.15%	0.15%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.74%	1.66%	1.51%	1.51%	1.25%
Portfolio Turnover Rate	26%	8%	5%	5%	8%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$43.04	$70.70	$67.68	$60.00	$56.46
Investment Operations
Net Investment Income	.855	1.040	1.113	.990	.729
Net Realized and Unrealized Gain (Loss)
on Investments	11.673	(27.656)	3.026	7.680	3.543
Total from Investment Operations	12.528	(26.616)	4.139	8.670	4.272
Distributions
Dividends from Net Investment Income	(.848)	(1.044)	(1.119)	(.990)	(.732)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.848)	(1.044)	(1.119)	(.990)	(.732)
Net Asset Value, End of Period	$54.72	$43.04	$70.70	$67.68	$60.00

Total Return[1]	29.11%	–37.58%	6.11%	14.44%	7.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,526	$2,045	$3,283	$2,941	$2,360
Ratio of Total Expenses to
Average Net Assets	0.15%	0.10%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.80%	1.72%	1.57%	1.56%	1.29%
Portfolio Turnover Rate	26%	8%	5%	5%	8%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$21.38	$35.13	$33.63	$29.81	$28.05
Investment Operations
Net Investment Income	.439	.525	.551	.500	.384
Net Realized and Unrealized Gain (Loss)
on Investments	5.806	(13.748)	1.513	3.820	1.752
Total from Investment Operations	6.245	(13.223)	2.064	4.320	2.136
Distributions
Dividends from Net Investment Income	(.435)	(.527)	(.564)	(.500)	(.376)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.435)	(.527)	(.564)	(.500)	(.376)
Net Asset Value, End of Period	$27.19	$21.38	$35.13	$33.63	$29.81

Total Return[1]	29.21%	–37.57%	6.13%	14.49%	7.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$225	$185	$291	$218	$204
Ratio of Total Expenses to
Average Net Assets	0.09%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.86%	1.75%	1.59%	1.59%	1.32%
Portfolio Turnover Rate	26%	8%	5%	5%	8%

1 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum amount of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2009, the fund had contributed capital of $656,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Capital Appreciation Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2009, the fund had $530,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $63,526,000 to offset future net capital gains of $771,000 through December 31, 2011, and $62,755,000 through December 31, 2016.

At December 31, 2009, the cost of investment securities for tax purposes was $2,899,394,000. Net unrealized appreciation of investment securities for tax purposes was $412,150,000, consisting of unrealized gains of $716,011,000 on securities that had risen in value since their purchase and $303,861,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2009, the fund purchased $733,219,000 of investment securities and sold $823,751,000 of investment securities, other than temporary cash investments.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	49,773	2,206	110,694	3,916
Issued in Lieu of Cash Distributions	7,346	271	9,530	465
Redeemed[1]	(90,649)	(3,992)	(125,767)	(4,531)
Net Increase (Decrease)—Investor Shares	(33,530)	(1,515)	(5,543)	(150)
Admiral Shares
Issued	148,604	3,294	356,002	6,182
Issued in Lieu of Cash Distributions	30,074	551	38,125	925
Redeemed[1]	(230,810)	(5,209)	(307,157)	(6,013)
Net Increase (Decrease)—Admiral Shares	(52,132)	(1,364)	86,970	1,094
Institutional Shares
Issued	22,720	973	49,845	1,689
Issued in Lieu of Cash Distributions	2,538	93	2,591	127
Redeemed[1]	(34,482)	(1,411)	(37,501)	(1,471)
Net Increase (Decrease)—Institutional Shares	(9,224)	(345)	14,935	345
1 Net of redemption fees for fiscal 2009 and 2008 of $759,000 and $1,036,000, respectively (fund totals).

G. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 12, 2010, for potential recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of December 31, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	600	600	4,201
Median Market Cap	$0.9B	$0.9B	$30.7B
Price/Earnings Ratio	76.0x	78.2x	35.7x
Price/Book Ratio	1.7x	1.7x	2.1x
Yield[3]		1.1%	1.8%
Investor Shares	0.9%
Institutional Shares	1.0%
Return on Equity	12.3%	12.0%	19.3%
Earnings Growth Rate	6.8%	6.5%	8.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	37%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.19%
Institutional Shares	0.09%
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.89
Beta	0.99	1.15

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	15.2%	15.2%	10.3%
Consumer Staples	3.6	3.6	9.9
Energy	5.1	5.2	10.6
Financials	18.7	18.6	16.0
Health Care	13.6	13.6	12.6
Industrials	17.0	16.9	10.6
Information Technology	17.7	17.8	19.3
Materials	4.9	4.9	4.0
Telecommunication
Services	0.6	0.6	2.9
Utilities	3.6	3.6	3.8

Ten Largest Holdings[6] (% of total net assets)
Mednax Inc.	health care services	0.7%
Varian Semiconductor	semiconductor
Equipment Associates Inc.	equipment	0.7
Skyworks Solutions Inc.	semiconductors	0.6
Gardner Denver Inc.	industrial machinery	0.6
St Mary Land &	oil and gas
Exploration Co.	exploration
	and production	0.5
Rock-Tenn Co. Class A	paper packaging	0.5
Piedmont Natural
Gas Co. Inc.	gas utilities	0.5
Oil States	oil and gas
International Inc.	equipment
	and services	0.5
Tractor Supply Co.	specialty stores	0.5
Prosperity
Bancshares Inc.	regional banks	0.5
Top Ten		5.6%

1 S&P SmallCap 600 Index.
2 Dow Jones U.S. Total Stock Market Index.
3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.
4 The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended December 31, 2009, the expense ratios were 0.19% for Investor Shares and 0.09% for Institutional Shares.
5 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
6 The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1999–December 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended December 31, 2009			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Small-Cap Fund
Investor Shares[1]	25.59%	1.44%	6.46%	$18,699
Fee-Adjusted Returns[2]	24.34	1.44	6.46	18,699
Dow Jones U.S. Total Stock Market Index	29.35	1.09	–0.17	9,828
S&P SmallCap 600 Index	25.57	1.36	6.35	18,516
Small-Cap Core Funds Average[3]	31.41	0.12	4.68	15,797

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed Small-Cap Fund Institutional Shares	25.75%	1.51%	6.54%	$9,417,774
Fee-Adjusted Returns[4]	24.50	1.51	6.54	9,417,774
Dow Jones U.S. Total Stock Market Index	29.35	1.09	–0.17	4,913,790
S&P SmallCap 600 Index	25.57	1.36	6.35	9,257,809

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years, but not of the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Derived from data provided by Lipper Inc.
4 Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.
See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Fiscal-Year Total Returns (%): December 31, 1999–December 31, 2009

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets
As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (15.2%)
*	Tractor Supply Co.	145,154	7,687
*	Carter’s Inc.	229,456	6,023
	Polaris Industries Inc.	132,518	5,782
	Wolverine World Wide Inc.	200,907	5,469
*	Deckers Outdoor Corp.	51,933	5,283
*	Gymboree Corp.	120,753	5,252
*	Dress Barn Inc.	218,310	5,043
	Hillenbrand Inc.	254,629	4,797
*	Jack in the Box Inc.	235,636	4,635
	Brunswick Corp.	362,899	4,612
*	Capella Education Co.	59,452	4,477
	Men’s Wearhouse Inc.	211,696	4,458
*	Skechers U.S.A. Inc.
	Class A	137,627	4,048
*	OfficeMax Inc.	314,106	3,986
*	Jo-Ann Stores Inc.	109,938	3,984
	NutriSystem Inc.	127,025	3,959
	Pool Corp.	200,942	3,834
*	Blue Nile Inc.	59,893	3,793
*	Iconix Brand Group Inc.	290,637	3,677
*	PF Chang’s China Bistro Inc.	95,242	3,611
	Cracker Barrel Old
	Country Store Inc.	93,909	3,568
*	Coinstar Inc.	127,178	3,533
*	Childrens Place Retail
	Stores Inc.	102,451	3,382
*	HSN Inc.	162,664	3,284
*	JOS A Bank Clothiers Inc.	75,167	3,171
*	Helen of Troy Ltd.	123,614	3,024
*	CEC Entertainment Inc.	93,895	2,997
*	Buffalo Wild Wings Inc.	74,217	2,989
*	Live Nation Inc.	345,113	2,937
	Finish Line Inc. Class A	230,987	2,899
	Buckle Inc.	98,640	2,888
	Unifirst Corp.	58,996	2,838
*	Group 1 Automotive Inc.	99,398	2,818
	Monro Muffler Brake Inc.	80,727	2,700
*	Hibbett Sports Inc.	117,946	2,594

			Market
			Value•
		Shares	($000)
	Arbitron Inc.	109,230	2,558
*	Genesco Inc.	92,859	2,550
*	Sonic Corp.	250,997	2,528
*	Meritage Homes Corp.	130,377	2,520
	Cato Corp. Class A	121,494	2,437
*	Cabela’s Inc.	166,419	2,373
*	Texas Roadhouse Inc.
	Class A	210,857	2,368
*	American Public
	Education Inc.	67,558	2,321
*	Pinnacle Entertainment Inc.	247,590	2,223
*	Liz Claiborne Inc.	391,994	2,207
	National Presto
	Industries Inc.	19,906	2,174
*	Papa John’s
	International Inc.	90,887	2,123
*	CROCS Inc.	354,054	2,036
*	Interval Leisure Group Inc.	163,011	2,033
	Callaway Golf Co.	269,575	2,033
*	La-Z-Boy Inc.	212,530	2,025
	Stage Stores Inc.	156,747	1,937
*	Ticketmaster
	Entertainment Inc.	156,903	1,917
	CKE Restaurants Inc.	226,577	1,917
*	Ruby Tuesday Inc.	260,185	1,873
*	Shuffle Master Inc.	221,177	1,823
*	True Religion Apparel Inc.	96,546	1,785
	Brown Shoe Co. Inc.	176,818	1,745
*	Lumber Liquidators Inc.	63,821	1,710
*	Universal Technical
	Institute Inc.	83,499	1,687
	Fred’s Inc. Class A	164,840	1,681
	PetMed Express Inc.	93,890	1,655
*	BJ’s Restaurants Inc.	87,621	1,649
*	Steak N Shake Co.	5,039	1,633
*	Drew Industries Inc.	78,306	1,617
*	Peet’s Coffee & Tea Inc.	48,312	1,610
	Big 5 Sporting Goods Corp.	88,967	1,529
	PEP Boys-Manny Moe
	& Jack	180,314	1,526
*	DineEquity Inc.	62,735	1,524

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Winnebago Industries	120,184	1,466
	Superior Industries
	International Inc.	95,498	1,461
*	Standard Pacific Corp.	389,948	1,458
	Ethan Allen Interiors Inc.	108,584	1,457
*	Jakks Pacific Inc.	114,941	1,393
*	California Pizza Kitchen Inc.	99,550	1,339
*	Maidenform Brands Inc.	79,887	1,333
*	Universal Electronics Inc.	56,364	1,309
*	RC2 Corp.	87,484	1,290
	Sonic Automotive Inc.
	Class A	123,121	1,279
*	Pre-Paid Legal Services Inc.	30,352	1,247
	Oxford Industries Inc.	57,756	1,194
*	HOT Topic Inc.	182,267	1,159
*	Stein Mart Inc.	108,178	1,153
*	Red Robin Gourmet
	Burgers Inc.	64,291	1,151
*	Volcom Inc.	67,530	1,130
	Christopher & Banks Corp.	148,263	1,130
	K-Swiss Inc. Class A	111,367	1,107
	Marcus Corp.	86,260	1,106
*	Zumiez Inc.	86,511	1,100
	Haverty Furniture Cos. Inc.	76,832	1,055
	Blyth Inc.	24,961	842
*	EW Scripps Co. Class A	119,039	829
*	M/I Homes Inc.	78,194	812
	Spartan Motors Inc.	137,026	772
	Sturm Ruger & Co. Inc.	78,471	761
	Movado Group Inc.	74,132	721
*	Landry’s Restaurants Inc.	33,215	707
*	MarineMax Inc.	76,910	707
*	Perry Ellis International Inc.	42,299	637
*	Lithia Motors Inc. Class A	74,296	611
*	Multimedia Games Inc.	98,148	590
*	Audiovox Corp. Class A	79,351	563
	Skyline Corp.	28,594	526
*	O’Charleys Inc.	80,153	525
*	Quiksilver Inc.	248,320	502
*	Midas Inc.	59,340	501
*	Arctic Cat Inc.	50,485	462
*	Standard Motor
	Products Inc.	54,151	461
*	Stamps.com Inc.	49,740	448
*	Monarch Casino &
	Resort Inc.	48,184	390
*	Tuesday Morning Corp.	130,801	338
*	Kid Brands Inc.	71,748	314
*	Zale Corp.	106,874	291
*	Nautilus Inc.	89,440	182
*	Ruth’s Hospitality
	Group Inc.	83,767	175
			247,343
Consumer Staples (3.6%)
*	Chattem Inc.	76,947	7,179
	Casey’s General Stores Inc.	205,787	6,569

			Market
			Value•
		Shares	($000)
*	TreeHouse Foods Inc.	131,026	5,092
*	United Natural Foods Inc.	177,694	4,751
	Lance Inc.	131,904	3,469
	Sanderson Farms Inc.	71,932	3,033
*	Hain Celestial Group Inc.	167,834	2,855
*	Darling International Inc.	338,323	2,835
*	Central Garden and Pet Co.
	Class A	281,836	2,801
	Diamond Foods Inc.	68,204	2,424
	J&J Snack Foods Corp.	58,034	2,319
	WD-40 Co.	68,166	2,206
	Nash Finch Co.	52,849	1,960
	Andersons Inc.	75,336	1,945
*	Boston Beer Co. Inc.
	Class A	41,712	1,944
*	Alliance One
	International Inc.	367,213	1,792
	Cal-Maine Foods Inc.	52,004	1,772
*	Great Atlantic &
	Pacific Tea Co.	121,466	1,432
	Spartan Stores Inc.	92,155	1,317
	Calavo Growers Inc.	48,569	826
	Mannatech Inc.	67,056	209
			58,730
Energy (5.1%)
	St Mary Land &
	Exploration Co.	252,792	8,656
*	Oil States International Inc.	201,187	7,905
*	Dril-Quip Inc.	120,452	6,803
	World Fuel Services Corp.	240,148	6,433
*	SEACOR Holdings Inc.	82,220	6,269
	CARBO Ceramics Inc.	77,621	5,291
*	Bristow Group Inc.	136,767	5,259
	Lufkin Industries Inc.	61,189	4,479
	Holly Corp.	169,495	4,344
	Penn Virginia Corp.	186,977	3,981
*	Swift Energy Co.	152,613	3,657
*	Tetra Technologies Inc.	310,510	3,440
*	Stone Energy Corp.	170,723	3,081
*	ION Geophysical Corp.	474,083	2,807
*	Hornbeck Offshore
	Services Inc.	94,710	2,205
*	Pioneer Drilling Co.	209,469	1,655
*	Petroleum
	Development Corp.	79,287	1,444
	Gulf Island Fabrication Inc.	59,006	1,241
*	Matrix Service Co.	107,744	1,147
*	Seahawk Drilling Inc.	48,596	1,095
*	Superior Well Services Inc.	70,253	1,002
*	Petroquest Energy Inc.	128,641	789
*	Basic Energy Services Inc.	31,010	276
			83,259
Exchange-Traded Fund (3.6%)
1	Vanguard REIT ETF	1,308,952	58,563

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
Financials (15.2%)
	Prosperity Bancshares Inc.	186,642	7,553
*	Stifel Financial Corp.	120,459	7,136
*	ProAssurance Corp.	132,318	7,107
	Greenhill & Co. Inc.	82,642	6,631
	East West Bancorp Inc.	370,775	5,858
*	Signature Bank	166,358	5,307
	UMB Financial Corp.	122,348	4,814
	Umpqua Holdings Corp.	344,583	4,621
	Hancock Holding Co.	104,669	4,583
	First Financial
	Bankshares Inc.	84,453	4,580
	Zenith National
	Insurance Corp.	153,761	4,576
	Delphi Financial Group Inc.	194,209	4,344
	Cash America
	International Inc.	120,159	4,201
	Tower Group Inc.	169,033	3,957
	RLI Corp.	73,267	3,901
	Old National Bancorp	312,920	3,890
	Selective Insurance Group	218,307	3,591
	National Retail
	Properties Inc.	168,292	3,571
*	Investment Technology
	Group Inc.	179,514	3,536
	Glacier Bancorp Inc.	253,697	3,481
*	Ezcorp Inc. Class A	199,590	3,435
*	Piper Jaffray Cos.	66,050	3,343
	Home Properties Inc.	68,792	3,282
*	Forestar Group Inc.	148,088	3,255
	Tanger Factory
	Outlet Centers	82,544	3,218
	BioMed Realty Trust Inc.	201,698	3,183
	United Bankshares Inc.	156,702	3,129
	Wintrust Financial Corp.	99,370	3,060
	Whitney Holding Corp.	332,538	3,029
	Financial Federal Corp.	107,325	2,951
	National Penn
	Bancshares Inc.	508,811	2,946
	NBT Bancorp Inc.	141,039	2,873
	Mid-America Apartment
	Communities Inc.	59,337	2,865
*	Portfolio Recovery
	Associates Inc.	63,596	2,854
	Employers Holdings Inc.	183,241	2,811
	LaSalle Hotel Properties	130,196	2,764
	Kilroy Realty Corp.	88,809	2,724
	optionsXpress Holdings Inc.	173,207	2,676
	Healthcare Realty Trust Inc.	122,039	2,619
	Community Bank
	System Inc.	134,932	2,606
*	Navigators Group Inc.	55,193	2,600
	Entertainment
	Properties Trust	73,549	2,594
	First Financial Bancorp	169,879	2,473
	Brookline Bancorp Inc.	243,148	2,410

			Market
			Value•
		Shares	($000)
*	First Cash Financial
	Services Inc.	108,510	2,408
*	World Acceptance Corp.	66,703	2,390
	Infinity Property &
	Casualty Corp.	56,193	2,284
	Safety Insurance Group Inc.	62,754	2,274
	First Midwest Bancorp Inc.	201,153	2,191
	City Holding Co.	65,192	2,108
	Extra Space Storage Inc.	178,074	2,057
	EastGroup Properties Inc.	53,382	2,043
	Trustco Bank Corp.	314,993	1,984
	DiamondRock
	Hospitality Co.	224,734	1,903
*	Pinnacle Financial
	Partners Inc.	132,147	1,879
	Post Properties Inc.	93,766	1,838
	Franklin Street
	Properties Corp.	125,431	1,833
	Columbia Banking
	System Inc.	112,427	1,819
	PS Business Parks Inc.	36,235	1,814
	Independent Bank Corp.	86,297	1,803
	PrivateBancorp Inc. Class A	200,022	1,794
	Sterling Bancshares Inc.	336,657	1,727
	Sovran Self Storage Inc.	47,666	1,703
	S&T Bancorp Inc.	99,188	1,687
	United Fire & Casualty Co.	91,966	1,677
	Medical Properties Trust Inc.	164,883	1,649
*	eHealth Inc.	97,494	1,602
	Bank of the Ozarks Inc.	53,303	1,560
	Boston Private Financial
	Holdings Inc.	266,425	1,537
	Susquehanna
	Bancshares Inc.	256,030	1,508
	First Commonwealth
	Financial Corp.	314,894	1,464
	Simmons First
	National Corp. Class A	52,540	1,461
	SWS Group Inc.	116,202	1,406
*	AMERISAFE Inc.	77,832	1,399
	Home Bancshares Inc.	57,863	1,393
	Acadia Realty Trust	81,919	1,382
*	National Financial
	Partners Corp.	169,843	1,374
	Bank Mutual Corp.	191,603	1,326
	LTC Properties Inc.	47,878	1,281
	Colonial Properties Trust	107,718	1,264
	Dime Community
	Bancshares	106,006	1,242
	Inland Real Estate Corp.	146,929	1,197
	Tompkins Financial Corp.	28,263	1,145
	Lexington Realty Trust	187,170	1,138
	American Physicians
	Capital Inc.	37,475	1,136
	Nara Bancorp Inc.	97,539	1,106
*	TradeStation Group Inc.	132,901	1,049

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Parkway Properties Inc.	44,636	929
	Stewart Information
	Services Corp.	75,169	848
	Presidential Life Corp.	86,177	788
*	United Community
	Banks Inc.	230,876	783
	Pennsylvania Real Estate
	Investment Trust	82,975	702
	Urstadt Biddle
	Properties Inc. Class A	44,601	681
	Wilshire Bancorp Inc.	81,977	671
	Cedar Shopping
	Centers Inc.	95,863	652
*	LaBranche & Co. Inc.	204,498	581
	Sterling Bancorp	76,301	545
	Kite Realty Group Trust	132,508	539
	Rewards Network Inc.	36,268	458
*	Hanmi Financial Corp.	125,530	151
	South Financial Group Inc.	227,419	147
	First BanCorp	35,752	82
			246,330
Health Care (13.6%)
*	Mednax Inc.	188,761	11,346
	Cooper Cos. Inc.	183,075	6,979
*	Regeneron
	Pharmaceuticals Inc.	256,974	6,214
*	American Medical Systems
	Holdings Inc.	301,754	5,821
*	Magellan Health
	Services Inc.	142,584	5,807
*	Haemonetics Corp.	103,467	5,706
*	Catalyst Health
	Solutions Inc.	155,847	5,684
*	AMERIGROUP Corp.	206,985	5,580
*	Amedisys Inc.	114,467	5,559
*	PSS World Medical Inc.	241,923	5,460
*	Salix Pharmaceuticals Ltd.	211,300	5,367
*	Dionex Corp.	71,804	5,304
	West Pharmaceutical
	Services Inc.	133,748	5,243
*	HMS Holdings Corp.	104,423	5,084
*	Align Technology Inc.	274,883	4,898
	Quality Systems Inc.	75,718	4,754
*	Cubist Pharmaceuticals Inc.	238,210	4,519
	Chemed Corp.	91,544	4,391
*	Eclipsys Corp.	233,518	4,325
*	Par Pharmaceutical
	Cos. Inc.	143,472	3,882
*	Centene Corp.	177,118	3,750
	Meridian Bioscience Inc.	166,937	3,598
*	Healthspring Inc.	201,363	3,546
*	Parexel International Corp.	238,707	3,366
	Invacare Corp.	132,890	3,314
*	Savient
	Pharmaceuticals Inc.	241,990	3,293

			Market
			Value•
		Shares	($000)
*	Gentiva Health
	Services Inc.	120,173	3,246
*	Integra LifeSciences
	Holdings Corp.	84,082	3,093
*	Amsurg Corp. Class A	126,288	2,781
*	Phase Forward Inc.	178,037	2,733
*	Conmed Corp.	119,754	2,730
*	Viropharma Inc.	318,640	2,673
*	RehabCare Group Inc.	85,684	2,607
*	Martek Biosciences Corp.	136,802	2,591
*	Healthways Inc.	138,996	2,549
	Landauer Inc.	38,429	2,360
*	Genoptix Inc.	66,300	2,356
*	Zoll Medical Corp.	87,062	2,326
*	Abaxis Inc.	90,505	2,312
*	inVentiv Health Inc.	138,192	2,235
*	Merit Medical Systems Inc.	115,546	2,229
*	Neogen Corp.	91,530	2,161
*	Odyssey HealthCare Inc.	136,414	2,125
*	LHC Group Inc.	62,106	2,087
	Analogic Corp.	52,865	2,036
*	Cyberonics Inc.	97,994	2,003
*	PharMerica Corp.	125,781	1,997
*	Bio-Reference Labs Inc.	49,097	1,924
*	ICU Medical Inc.	52,733	1,922
*	MWI Veterinary Supply Inc.	50,232	1,894
	Computer Programs &
	Systems Inc.	39,904	1,838
*	Greatbatch Inc.	95,336	1,833
*	Hanger Orthopedic
	Group Inc.	131,096	1,813
*	Natus Medical Inc.	116,608	1,725
*	Omnicell Inc.	131,247	1,534
*	Air Methods Corp.	44,754	1,505
*	IPC The Hospitalist Co. Inc.	43,321	1,440
*	SurModics Inc.	62,376	1,413
*	Cross Country
	Healthcare Inc.	126,972	1,258
*	Molina Healthcare Inc.	54,786	1,253
*	AMN Healthcare
	Services Inc.	134,408	1,218
*	Symmetry Medical Inc.	147,748	1,191
*	Res-Care Inc.	105,600	1,183
*	Kensey Nash Corp.	45,883	1,170
*	Almost Family Inc.	27,216	1,076
*	Cantel Medical Corp.	52,802	1,066
*	eResearchTechnology Inc.	173,179	1,041
*	Kendle International Inc.	56,468	1,034
*	Corvel Corp.	30,371	1,019
*	Emergent Biosolutions Inc.	68,199	927
*	CryoLife Inc.	119,394	767
*	Palomar Medical
	Technologies Inc.	74,545	751
*	Enzo Biochem Inc.	137,692	741
*	Cambrex Corp.	121,106	676
*	Medcath Corp.	75,027	593

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Arqule Inc.	116,740	431
*	LCA-Vision Inc.	77,900	399
*	Osteotech Inc.	77,845	249
*	Theragenics Corp.	145,390	195
			221,099
Industrials (17.0%)
	Gardner Denver Inc.	210,423	8,954
*	EMCOR Group Inc.	268,895	7,233
*	Tetra Tech Inc.	248,225	6,744
	CLARCOR Inc.	205,456	6,665
	Brady Corp. Class A	212,363	6,373
	Acuity Brands Inc.	175,344	6,249
	Watsco Inc.	127,187	6,230
	Toro Co.	140,083	5,857
	Curtiss-Wright Corp.	184,931	5,792
*	Teledyne Technologies Inc.	147,528	5,659
*	United Stationers Inc.	96,810	5,504
*	Moog Inc. Class A	177,456	5,187
	Actuant Corp. Class A	273,244	5,063
*	Esterline Technologies Corp.	120,673	4,920
	Kaydon Corp.	134,809	4,821
	Baldor Electric Co.	171,553	4,819
*	Geo Group Inc.	211,153	4,620
	Knight Transportation Inc.	234,542	4,524
	Simpson
	Manufacturing Co. Inc.	157,568	4,237
	Belden Inc.	191,855	4,205
*	HUB Group Inc. Class A	155,893	4,183
	AO Smith Corp.	93,657	4,064
	ESCO Technologies Inc.	108,555	3,892
	Skywest Inc.	229,058	3,876
	Briggs & Stratton Corp.	205,632	3,847
	Mueller Industries Inc.	154,419	3,836
	Healthcare Services
	Group Inc.	178,662	3,834
	ABM Industries Inc.	185,538	3,833
	Watts Water
	Technologies Inc. Class A	120,873	3,737
*	AAR Corp.	159,939	3,675
*	Insituform Technologies Inc.
	Class A	160,009	3,635
*	Orbital Sciences Corp.	233,648	3,565
*	SYKES Enterprises Inc.	139,308	3,548
*	Old Dominion
	Freight Line Inc.	114,749	3,523
	Applied Industrial
	Technologies Inc.	152,965	3,376
	Heartland Express Inc.	216,616	3,308
	Triumph Group Inc.	68,476	3,304
*	II-VI Inc.	102,212	3,250
	Robbins & Myers Inc.	135,350	3,183
	Arkansas Best Corp.	104,024	3,061
	Barnes Group Inc.	177,305	2,996
	Forward Air Corp.	119,220	2,986
	American Science &
	Engineering Inc.	36,553	2,772

			Market
			Value•
		Shares	($000)
*	TrueBlue Inc.	180,540	2,674
	Quanex Building
	Products Corp.	155,020	2,631
	Universal Forest
	Products Inc.	70,766	2,605
	Albany International Corp.	112,780	2,533
*	Allegiant Travel Co. Class A	53,266	2,513
	Kaman Corp.	106,082	2,449
	Badger Meter Inc.	61,267	2,440
	Cubic Corp.	63,931	2,385
*	Griffon Corp.	181,429	2,217
*	Astec Industries Inc.	81,729	2,202
	Heidrick & Struggles
	International Inc.	70,223	2,194
*	EnPro Industries Inc.	82,312	2,174
	Administaff Inc.	91,626	2,161
*	Mobile Mini Inc.	146,038	2,058
*	Ceradyne Inc.	105,868	2,034
	Lindsay Corp.	50,976	2,031
*	ATC Technology Corp.	82,282	1,962
	John Bean
	Technologies Corp.	113,776	1,935
	Comfort Systems USA Inc.	156,705	1,934
	Interface Inc. Class A	231,834	1,927
	G&K Services Inc. Class A	76,488	1,922
*	Aerovironment Inc.	61,264	1,782
	Gibraltar Industries Inc.	113,089	1,779
	CIRCOR International Inc.	69,976	1,762
	Viad Corp.	84,699	1,747
*	AZZ Inc.	50,529	1,652
	Encore Wire Corp.	77,491	1,633
	Apogee Enterprises Inc.	115,191	1,613
*	Consolidated Graphics Inc.	46,027	1,612
*	Stanley Inc.	56,858	1,558
*	School Specialty Inc.	65,845	1,540
*	Exponent Inc.	54,910	1,529
*	Kelly Services Inc. Class A	111,015	1,324
*	Dycom Industries Inc.	163,444	1,312
	Tredegar Corp.	81,691	1,292
*	GenCorp Inc.	179,965	1,260
*	Spherion Corp.	211,348	1,188
*	On Assignment Inc.	148,587	1,062
	Bowne & Co. Inc.	157,392	1,051
	Applied Signal
	Technology Inc.	54,236	1,046
	Standex International Corp.	51,345	1,032
	AAON Inc.	52,019	1,014
	Cascade Corp.	35,783	984
*	Vicor Corp.	80,846	752
	CDI Corp.	52,584	681
*	Volt Information
	Sciences Inc.	51,119	511
*	Lydall Inc.	71,117	371
*	NCI Building Systems Inc.	188,262	341
	Lawson Products Inc.	16,814	297

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Standard Register Co.	53,624	274
*	Magnetek Inc.	133,016	205
			276,125
Information Technology (17.7%)
*	Varian Semiconductor
	Equipment
	Associates Inc.	298,967	10,727
*	Skyworks Solutions Inc.	693,094	9,835
*	Concur Technologies Inc.	173,946	7,436
*	Cypress
	Semiconductor Corp.	629,526	6,648
*	CACI International Inc.
	Class A	123,059	6,011
*	Microsemi Corp.	332,351	5,899
*	Arris Group Inc.	508,173	5,808
*	Cybersource Corp.	283,639	5,704
*	Anixter International Inc.	117,208	5,521
*	Wright Express Corp.	156,707	4,993
*	Benchmark Electronics Inc.	261,260	4,940
*	Progress Software Corp.	164,931	4,818
*	Blue Coat Systems Inc.	165,970	4,737
*	Veeco Instruments Inc.	141,914	4,689
*	Plexus Corp.	162,698	4,637
*	Cymer Inc.	117,041	4,492
*	Synaptics Inc.	140,256	4,299
	Blackbaud Inc.	181,430	4,287
*	Tekelec	276,352	4,223
*	CommVault Systems Inc.	172,780	4,093
*	Comtech
	Telecommunications Corp.	116,213	4,073
*	j2 Global
	Communications Inc.	185,336	3,772
*	TriQuint Semiconductor Inc.	611,252	3,668
*	Viasat Inc.	115,094	3,658
	MAXIMUS Inc.	72,573	3,629
*	FEI Co.	154,674	3,613
*	MKS Instruments Inc.	203,650	3,546
*	Taleo Corp. Class A	145,406	3,420
*	Take-Two Interactive
	Software Inc.	333,052	3,347
*	Hittite Microwave Corp.	79,690	3,247
*	Cabot
	Microelectronics Corp.	96,513	3,181
*	Websense Inc.	180,702	3,155
*	DealerTrack Holdings Inc.	166,043	3,120
*	Netgear Inc.	142,250	3,085
*	JDA Software Group Inc.	116,467	2,966
*	Scansource Inc.	109,274	2,918
	Cognex Corp.	163,145	2,891
*	Littelfuse Inc.	89,617	2,881
*	Diodes Inc.	136,264	2,787
*	CSG Systems
	International Inc.	144,487	2,758
*	TeleTech Holdings Inc.	132,823	2,660
*	Intermec Inc.	204,045	2,624

			Market
			Value•
		Shares	($000)
*	Harmonic Inc.	395,012	2,500
	United Online Inc.	347,254	2,497
*	DTS Inc.	72,012	2,464
*	Checkpoint Systems Inc.	160,416	2,446
*	SYNNEX Corp.	79,370	2,433
*	ATMI Inc.	129,063	2,403
	Park Electrochemical Corp.	84,461	2,335
*	Tyler Technologies Inc.	114,836	2,286
*	Brooks Automation Inc.	265,324	2,276
*	Manhattan Associates Inc.	93,328	2,243
*	Insight Enterprises Inc.	188,851	2,157
*	Netscout Systems Inc.	140,642	2,059
*	Advanced Energy
	Industries Inc.	136,183	2,054
*	TTM Technologies Inc.	177,873	2,051
	Black Box Corp.	72,205	2,046
	Heartland Payment
	Systems Inc.	153,647	2,017
	MTS Systems Corp.	68,369	1,965
*	Rogers Corp.	64,783	1,964
*	EPIQ Systems Inc.	135,825	1,900
*	Standard
	Microsystems Corp.	91,170	1,895
*	Ebix Inc.	38,405	1,875
*	Brightpoint Inc.	228,916	1,683
*	Adaptec Inc.	497,697	1,667
*	Compellent
	Technologies Inc.	71,697	1,626
*	Supertex Inc.	53,262	1,587
*	Forrester Research Inc.	61,094	1,585
*	Kulicke & Soffa
	Industries Inc.	281,800	1,519
*	Avid Technology Inc.	117,884	1,504
	Micrel Inc.	180,485	1,480
*	Ultratech Inc.	97,646	1,451
*	Epicor Software Corp.	190,301	1,450
*	Stratasys Inc.	83,394	1,441
*	FARO Technologies Inc.	67,119	1,439
*	comScore Inc.	81,472	1,430
*	Newport Corp.	149,178	1,371
	CTS Corp.	140,018	1,347
	Cohu Inc.	96,547	1,347
	Methode Electronics Inc.	155,072	1,346
*	Sonic Solutions Inc.	111,457	1,319
	Daktronics Inc.	141,629	1,304
*	Actel Corp.	107,868	1,281
*	Exar Corp.	179,214	1,274
*	Infospace Inc.	145,471	1,247
*	Knot Inc.	123,560	1,244
*	Electro Scientific
	Industries Inc.	112,761	1,220
*	Pericom
	Semiconductor Corp.	105,413	1,215
*	Sigma Designs Inc.	111,617	1,194
*	Radiant Systems Inc.	113,667	1,182

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Kopin Corp.	275,265	1,151
*	Smith Micro Software Inc.	121,096	1,107
*	Perficient Inc.	128,153	1,080
*	Mercury Computer
	Systems Inc.	97,004	1,068
	Bel Fuse Inc. Class B	48,743	1,047
*	Intevac Inc.	91,114	1,045
*	Novatel Wireless Inc.	128,824	1,027
*	Hutchinson Technology Inc.	96,472	990
*	Radisys Corp.	98,760	943
*	Symmetricom Inc.	180,575	939
*	Digi International Inc.	101,731	928
*	EMS Technologies Inc.	62,897	912
*	Ciber Inc.	258,559	892
*	Rudolph Technologies Inc.	130,160	875
	Agilysys Inc.	85,441	778
*	THQ Inc.	154,007	776
	Technitrol Inc.	173,345	759
*	DSP Group Inc.	94,905	534
*	Gerber Scientific Inc.	101,855	514
*	Network Equipment
	Technologies Inc.	125,075	507
*	PC-Tel Inc.	78,817	467
*	StarTek Inc.	51,025	382
*	Phoenix Technologies Ltd.	133,507	367
*	Tollgrade
	Communications Inc.	54,855	335
*	LoJack Corp.	74,712	302
	Keithley Instruments Inc.	57,653	268
*	Integral Systems Inc.	21,881	190
			288,598
Materials (4.9%)
	Rock-Tenn Co. Class A	157,271	7,928
	NewMarket Corp.	47,855	5,492
	Eagle Materials Inc.	180,115	4,692
	Schweitzer-Mauduit
	International Inc.	64,846	4,562
	HB Fuller Co.	200,011	4,550
	Texas Industries Inc.	114,110	3,993
*	OM Group Inc.	125,811	3,949
*	Century Aluminum Co.	228,370	3,697
	Arch Chemicals Inc.	103,145	3,185
*	Calgon Carbon Corp.	229,043	3,184
*	RTI International
	Metals Inc.	118,499	2,983
*	PolyOne Corp.	381,236	2,848
	AMCOL International Corp.	94,850	2,696
*	Clearwater Paper Corp.	46,888	2,577
	Balchem Corp.	76,593	2,567
	Wausau Paper Corp.	201,690	2,340
	A Schulman Inc.	107,415	2,168
	Deltic Timber Corp.	43,720	2,019

			Market
			Value•
		Shares	($000)
	Stepan Co.	30,536	1,979
*	Buckeye Technologies Inc.	160,137	1,563
*	Brush Engineered
	Materials Inc.	83,196	1,542
	Zep Inc.	88,948	1,541
	Olympic Steel Inc.	37,360	1,217
	Myers Industries Inc.	116,390	1,059
*	Headwaters Inc.	152,382	994
	AM Castle & Co.	68,905	943
	Quaker Chemical Corp.	45,610	941
	Neenah Paper Inc.	60,305	841
	American Vanguard Corp.	85,766	712
	Penford Corp.	47,160	410
			79,172
Telecommunication Services (0.6%)
*	Neutral Tandem Inc.	137,753	3,134
	Iowa Telecommunications
	Services Inc.	134,988	2,262
*	Cbeyond Inc.	106,060	1,670
*	General Communication Inc.
	Class A	185,904	1,186
	USA Mobility Inc.	93,692	1,032
			9,284
Utilities (3.6%)
	Piedmont Natural
	Gas Co. Inc.	295,948	7,917
	New Jersey
	Resources Corp.	170,168	6,364
	Southwest Gas Corp.	182,278	5,200
	Northwest Natural Gas Co.	107,594	4,846
	Avista Corp.	222,394	4,801
	Unisource Energy Corp.	147,025	4,733
	South Jersey Industries Inc.	121,727	4,648
	Allete Inc.	115,693	3,781
*	El Paso Electric Co.	182,953	3,710
	UIL Holdings Corp.	123,141	3,458
	Laclede Group Inc.	91,218	3,080
	CH Energy Group Inc.	65,048	2,766
	American States Water Co.	76,094	2,695
	Central Vermont Public
	Service Corp.	48,145	1,001
			59,000
Total Common Stocks
(Cost $1,432,935)			1,627,503
Other Assets and Liabilities (–0.1%)
Other Assets			6,779
Liabilities			(7,815)
			(1,036)
Net Assets (100%)			1,626,467

Tax-Managed Small-Cap Fund

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	1,598,345
Overdistributed Net Investment Income	(2,791)
Accumulated Net Realized Losses	(163,655)
Unrealized Appreciation (Depreciation)	194,568
Net Assets	1,626,467

Investor Shares—Net Assets
Applicable to 70,205,451 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,527,109
Net Asset Value Per Share—
Investor Shares	$21.75

Institutional Shares—Net Assets
Applicable to 4,558,588 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	99,358
Net Asset Value Per Share—
Institutional Shares	$21.80

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Dividends[1]	13,556
Interest[1]	6
Total Income	13,562
Expenses
The Vanguard Group—Note B
Investment Advisory Services	129
Management and Administrative—Investor Shares	1,847
Management and Administrative—Institutional Shares	55
Marketing and Distribution—Investor Shares	351
Marketing and Distribution—Institutional Shares	27
Custodian Fees	42
Auditing Fees	23
Shareholders’ Reports and Proxies—Investor Shares	40
Shareholders’ Reports and Proxies—Institutional Shares	1
Trustees’ Fees and Expenses	2
Total Expenses	2,517
Net Investment Income	11,045
Realized Net Gain (Loss) on Investment Securities Sold[1]	(23,922)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	348,762
Net Increase (Decrease) in Net Assets Resulting from Operations	335,885

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $6,000, and $22,513,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,045	20,498
Realized Net Gain (Loss)	(23,922)	96,895
Change in Unrealized Appreciation (Depreciation)	348,762	(747,423)
Net Increase (Decrease) in Net Assets Resulting from Operations	335,885	(630,030)
Distributions
Net Investment Income
Investor Shares	(10,627)	(19,336)
Institutional Shares	(769)	(1,688)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(11,396)	(21,024)
Capital Share Transactions
Investor Shares	(28,534)	53,676
Institutional Shares	(29,900)	(6,279)
Net Increase (Decrease) from Capital Share Transactions	(58,434)	47,397
Total Increase (Decrease)	266,055	(603,657)
Net Assets
Beginning of Period	1,360,412	1,964,069
End of Period[1]	1,626,467	1,360,412
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,791,000) and ($2,440,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$17.44	$25.62	$25.72	$22.70	$21.25
Investment Operations
Net Investment Income	.146	.266	.229	.191	.193
Net Realized and Unrealized Gain (Loss)
on Investments[1]	4.316	(8.174)	(.097)	3.023	1.454
Total from Investment Operations	4.462	(7.908)	.132	3.214	1.647
Distributions
Dividends from Net Investment Income	(.152)	(.272)	(.232)	(.194)	(.197)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.152)	(.272)	(.232)	(.194)	(.197)
Net Asset Value, End of Period	$21.75	$17.44	$25.62	$25.72	$22.70

Total Return[2]	25.59%	–30.82%	0.51%	14.15%	7.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,527	$1,258	$1,793	$1,756	$1,458
Ratio of Total Expenses to
Average Net Assets	0.19%	0.14%	0.13%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.79%	1.16%	0.86%	0.78%	0.92%
Portfolio Turnover Rate[3]	37%	32%	53%	42%	20%

1 Includes increases from redemption fees of $.01, $.01, $.01, $.01, and $.01.
2 Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$17.47	$25.66	$25.77	$22.74	$21.28
Investment Operations
Net Investment Income	.161	.275	.242	.209	.213
Net Realized and Unrealized Gain (Loss)
on Investments[1]	4.337	(8.184)	(.108)	3.028	1.454
Total from Investment Operations	4.498	(7.909)	.134	3.237	1.667
Distributions
Dividends from Net Investment Income	(.168)	(.281)	(.244)	(.207)	(.207)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.168)	(.281)	(.244)	(.207)	(.207)
Net Asset Value, End of Period	$21.80	$17.47	$25.66	$25.77	$22.74

Total Return[2]	25.75%	–30.77%	0.51%	14.23%	7.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99	$102	$171	$128	$94
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.89%	1.21%	0.90%	0.83%	0.97%
Portfolio Turnover Rate[3]	37%	32%	53%	42%	20%

1 Includes increases from redemption fees of $.02, $.01, $.01, $.01, and $.01.
2 Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum amount of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2009, the fund had contributed capital of $311,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences are primarily attributed to tax deferral of losses on wash sales and will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2009, the fund had $156,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $152,278,000 to offset future net capital gains of $2,167,000 through December 31, 2011, $9,132,000 through December 31, 2015, $86,306,000 through December 31, 2016, and $54,673,000 through December 31, 2017. In addition, the fund realized losses of $1,338,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010.

At December 31, 2009, the cost of investment securities for tax purposes was $1,442,974,000. Net unrealized appreciation of investment securities for tax purposes was $184,529,000, consisting of unrealized gains of $331,118,000 on securities that had risen in value since their purchase and $146,589,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2009, the fund purchased $506,581,000 of investment securities and sold $561,533,000 of investment securities, other than temporary cash investments.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	105,058	6,047	520,702	22,445
Issued in Lieu of Cash Distributions	8,601	396	15,709	940
Redeemed[1]	(142,193)	(8,400)	(482,735)	(21,216)
Net Increase (Decrease)—Investor Shares	(28,534)	(1,957)	53,676	2,169
Institutional Shares
Issued	12,280	712	35,129	1,461
Issued in Lieu of Cash Distributions	562	26	1,126	67
Redeemed[1]	(42,742)	(2,022)	(42,534)	(2,347)
Net Increase (Decrease)—Institutional Shares	(29,900)	(1,284)	(6,279)	(819)
1 Net of redemption fees for fiscal 2009 and 2008 of $893,000 and $881,000, respectively (fund totals).

G. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 12, 2010, for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (constituting separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and by agreement to the underlying ownership records of the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 12, 2010

Special 2009 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 69.38% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Tax-Managed Fund	($000)
Balanced	5,538
Growth and Income	44,811
Capital Appreciation	50,753
Small-Cap	11,396

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Tax-Managed Fund	Percentage
Balanced	100.0%[1]
Growth and Income	100.0
Capital Appreciation	100.0
Small-Cap	100.0
1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns[1]
Periods Ended December 31, 2009
	One	Five	Ten
	Year	Years	Years
Tax-Managed Balanced Fund
Returns Before Taxes	17.98%	3.18%	2.72%
Returns After Taxes on Distributions	17.83	3.06	2.60
Returns After Taxes on Distributions and Sale of Fund Shares	12.63	3.02	2.59

Tax-Managed Growth and Income Fund Investor Shares
Returns Before Taxes	25.23%	0.37%	–0.97%
Returns After Taxes on Distributions	24.81	0.07	–1.31
Returns After Taxes on Distributions and Sale of Fund Shares	16.86	0.32	–0.91

Tax-Managed Capital Appreciation Fund Investor Shares
Returns Before Taxes	27.76%	0.98%	–1.05%
Returns After Taxes on Distributions	27.47	0.74	–1.28
Returns After Taxes on Distributions and Sale of Fund Shares	18.43	0.83	–0.94

Tax-Managed Small-Cap Fund Investor Shares
Returns Before Taxes	24.34%	1.44%	6.46%
Returns After Taxes on Distributions	24.21	1.29	6.28
Returns After Taxes on Distributions and Sale of Fund Shares	15.99	1.22	5.63

1 All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 1% fee on redemptions of shares held in the fund for less than five years. Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed Fund	6/30/2009	12/31/2009	Period[1]
Based on Actual Fund Return
Balanced	$1,000.00	$1,128.84	$0.80
Growth and Income
Investor Shares	$1,000.00	$1,225.56	$1.18
Admiral Shares	1,000.00	1,225.83	0.79
Institutional Shares	1,000.00	1,226.33	0.51
Capital Appreciation
Investor Shares	$1,000.00	$1,226.50	$1.18
Admiral Shares	1,000.00	1,226.83	0.79
Institutional Shares	1,000.00	1,227.14	0.51
Small-Cap
Investor Shares	$1,000.00	$1,246.92	$1.08
Institutional Shares	1,000.00	1,247.77	0.51
Based on Hypothetical 5% Return
Balanced	$1,000.00	$1,024.45	$0.77
Growth and Income
Investor Shares	$1,000.00	$1,024.15	$1.07
Admiral Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.75	0.46
Capital Appreciation
Investor Shares	$1,000.00	$1,024.15	$1.07
Admiral Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.75	0.46
Small-Cap
Investor Shares	$1,000.00	$1,024.25	$0.97
Institutional Shares	1,000.00	1,024.75	0.46

1 The calculations are based on expenses incurred during the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.15%; for the Tax-Managed Growth and Income Fund, 0.21% for Investor Shares, 0.14% for Admiral Shares, and 0.09% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.21% for Investor Shares, 0.14% for Admiral Shares, and 0.09% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.19% for Investor Shares and 0.09% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 163 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years: Chairman
Born 1957. Trustee Since July 2009. Chairman of the	and Chief Executive Officer (retired 2009) and President
Board. Principal Occupation(s) During the Past Five	(2006–2008) of Rohm and Haas Co. (chemicals); Board
Years: Chairman of the Board of The Vanguard Group,	Member of American Chemistry Council; Director of
Inc., and of each of the investment companies served	Tyco International, Ltd. (diversified manufacturing and
by The Vanguard Group, since January 2010; Director of	services) and Hewlett-Packard Co. (electronic computer
The Vanguard Group since 2008; Chief Executive Officer	manufacturing); Trustee of The Conference Board.
and President of The Vanguard Group and of each of the
investment companies served by The Vanguard Group	Amy Gutmann
since 2008; Director of Vanguard Marketing Corporation;	Born 1949. Trustee Since June 2006. Principal
Managing Director of The Vanguard Group (1995–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Independent Trustees	of Arts and Sciences with secondary appointments
at the Annenberg School for Communication and the
Emerson U. Fullwood	Graduate School of Education of the University of
Born 1948. Trustee Since January 2008. Principal	Pennsylvania; Director of Carnegie Corporation of
Occupation(s) During the Past Five Years: Executive	New York, Schuylkill River Development Corporation,
Chief Staff and Marketing Officer for North America	and Greater Philadelphia Chamber of Commerce;
and Corporate Vice President (retired 2008) of Xerox	Trustee of the National Constitution Center.
Corporation (photocopiers and printers); Director of
SPX Corporation (multi-industry manufacturing), the
United Way of Rochester, the Boy Scouts of America,
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the Maxwell
School of Citizenship and Public Affairs at Syracuse	Kathryn J. Hyatt
University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
F. Joseph Loughrey	The Vanguard Group, Inc.; Treasurer of each of the
Born 1949. Trustee Since October 2009. Principal	investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President and	Group since 2008; Assistant Treasurer of each of the
Chief Operating Officer since 2005 (retired 2009) and	investment companies served by The Vanguard Group
Vice Chairman of the Board (2008–2009) of Cummins	(1988–2008).
Inc. (industrial machinery); Director of SKF AB (industrial
machinery), Hillenbrand, Inc. (specialized consumer	Heidi Stam
services), Sauer-Danfoss Inc. (machinery), the Lumina	Born 1956. Secretary Since July 2005. Principal
Foundation for Education, and the Columbus Community	Occupation(s) During the Past Five Years: Managing
Education Coalition; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: George Gund	of The Vanguard Group (1997–2006).
Professor of Finance and Banking, Harvard Business
School; Chair of the Investment Committee of HighVista
Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Deputy Chairman of	Chairman Emeritus and Senior Advisor
the Federal Reserve Bank of Cleveland; Trustee of
University Hospitals of Cleveland, The Cleveland	John J. Brennan
Museum of Art, and Case Western Reserve University.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	Founder
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	John C. Bogle
President of Corning Technologies (2001–2005); Director	Chairman and Chief Executive Officer, 1974–1996
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School
of Business Administration at Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-749-7273	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q870 022010

Vanguard Tax-Managed International
Fund Annual Report

December 31, 2009

Investor Shares
Institutional Shares
Vanguard Europe Pacific ETF Shares

> For the fiscal year ended December 31, 2009, Vanguard Tax-Managed International Fund—including the Europe Pacific ETF—returned about 28%.

> Among the major markets, the portfolio’s biggest contributors were the United Kingdom, Australia, France, and Germany.

> All ten sectors posted gains, with financials, materials, and consumer discretionary stocks leading the way.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Results of Proxy Voting	8
Fund Profile	9
Performance Summary	11
Financial Statements	13
Your Fund’s After-Tax Returns	35
About Your Fund’s Expenses	36
Glossary	38

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2009
			Ticker	Total
			Symbol	Returns
Vanguard Tax-Managed International Fund
Investor Shares			VTMGX	28.27%
Institutional Shares[1]			VTMNX	28.48
Europe Pacific ETF Shares[2]			VEA
Market Price				27.30
Net Asset Value				28.34
MSCI EAFE Index				31.78
International Funds Average[3]				32.84

Your Fund’s Performance at a Glance
December 31, 2008–December 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Investor Shares	$8.74	$10.95	$0.257	$0.000
Institutional Shares	8.74	10.96	0.265	0.000
Europe Pacific ETF Shares	27.18	34.06	0.816	0.000

1 This class of shares carries low expenses and is available for a minimum investment of $5 million.
2 These Vanguard ETF® Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.
3 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the year ended December 31, 2009, Vanguard Tax-Managed International Fund and its exchange-traded share class, Vanguard Europe Pacific ETF, returned about 28%, the fund’s second-best performance since its inception in 1999.

The fund closely followed the performance of its benchmark, the MSCI EAFE Index, although temporary price differences made it appear to diverge more than usual from the index at year-end. This difference largely reflected fair-value pricing policies (see page 6 for an explanation). Over the past 12 months, in fact, these policies explained just about all of the fund’s deviation from the index return. The fund also trailed the average return of its peer group, which includes funds that invest in emerging markets; as a group, those markets outperformed developed markets in 2009.

For the fiscal period, the fund met its tax-efficiency objective, as it has since inception. As you can see in the Performance at a Glance table on page 1, the fund’s advisor, Vanguard Quantitative Equity Group, continued to avoid distributing taxable capital gains to shareholders.

2

Impressive stock returns masked lingering uncertainties
For the 12 months ended December 31, the broad U.S. stock market returned more than 29%, its highest calendar-year return since 2003. The year began with the market searching for a bottom, and it finally hit a low point in early March. From there, stocks mounted one of their strongest rallies ever—in magnitude and duration—resulting in a check mark-shaped stock chart for 2009.

The market’s outsized result came against a backdrop of economic uncertainty. The economy, which struggled to regain its footing as the financial crisis abated, began to show signs of growth in the second half of the year, even as unemployment climbed to levels not seen since 1983.

Stock markets outside the United States fared even better during 2009, especially many emerging markets, which weathered the financial crisis in relatively better fiscal and economic shape than their developed-market counterparts.

Bond markets calmed down, money market funds endured
Compared with the last months of 2008, when credit markets seized up and investors fled to the safety of U.S. Treasuries, 2009 represented a return to normalcy for bonds. Investors’ appetite for risk returned, and the demand for corporate bonds increased, raising their prices and bringing down their yields. For the 12 months ended December 31, the broad taxable bond market returned about 6%, while municipal bonds returned about 13%.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2009
	One Year	Three Years	Five Years
Stocks
MSCI All Country World Index ex USA (International)	42.14%	–3.04%	6.30%
Russell 1000 Index (Large-caps)	28.43	–5.36	0.79
Russell 2000 Index (Small-caps)	27.17	–6.07	0.51
Dow Jones U.S. Total Stock Market Index	29.35	–5.01	1.09

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.93%	6.04%	4.97%
Barclays Capital Municipal Bond Index	12.91	4.41	4.32
Citigroup 3-Month Treasury Bill Index	0.16	2.22	2.88

CPI
Consumer Price Index	2.72%	2.28%	2.56%

3

Meanwhile, money market funds and other short-term savings vehicles did poorly in 2009. Interest rates at the shortest end of the maturity spectrum remained at historic lows, a casualty of the Federal Reserve Board’s efforts to revive the economy. The Fed kept its target for the federal funds rate between 0% and 0.25% for the entire year.

Market gains across the globe boosted the fund’s performance
Vanguard Tax-Managed International Fund invests in European and Pacific Rim stocks included in the MSCI EAFE Index with the aim of giving investors tax-efficient exposure to major developed markets outside of the United States.

After enduring the global financial crisis in 2008—which led to its worst annual performance ever—the Tax-Managed International Fund benefited from a strong rally in developed-market securities in 2009. Although these markets didn’t soar as dramatically as emerging markets during the year, they surpassed the performance of the U.S. stock market.

Every country and sector represented in the fund had a positive return for the year. European stocks, which account for about two-thirds of the fund’s assets, rose nearly 37%. The United Kingdom market, which had the largest weighting in the portfolio at the end of the period, contributed the most to the overall return. The French and German markets also were strong contributors.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Tax-Managed International Fund
Investor Shares	0.20%
Institutional Shares	0.10
Europe Pacific ETF Shares	0.16
International Funds Average[2]	1.44

1 The fund expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended December 31, 2009, the Tax-Managed International Fund’s expense ratios were 0.20% for Investor Shares, 0.10% for Institutional Shares, and 0.15% for Europe Pacific ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.
2 Derived from data provided by Lipper Inc.

4

Among the driving factors behind European markets’ strong performance was a rebound in the financial sector. Europe’s troubled banks, battered in the credit crisis of 2008, have since benefited from hefty government rescue efforts. Strong gains in the materials and industrial sectors reflected increased demand for commodities as economies began to stabilize.

In the Pacific region, which accounts for about a third of the portfolio, the fund’s holdings returned nearly 25% in 2009. Australia was the largest contributor in this region, buoyed by its financial and materials stocks. The Hong Kong and Singapore markets also performed very strongly.

Japan, whose market had the second-largest weighting in the fund at the end of the period, produced the weakest 12-month return. The Japanese economy has never quite recovered from sharp declines in exports that followed the financial crisis. A strong yen, which made Japanese products less competitive abroad, has complicated the problem.

Still, the Tax-Managed International Fund recorded one of its best years ever as investors regained optimism about the markets and grew more willing to invest in sectors that could benefit from an economic turnaround: financials, materials, and consumer discretionary stocks.

Total Returns
Ten Years Ended December 31, 2009
Average
Annual Return
Tax-Managed International Fund Investor Shares	1.24%
MSCI EAFE Index	1.17
International Funds Average[1]	0.27

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Derived from data provided by Lipper Inc.

5

A note on fair-value pricing

The return of a fund that tracks an index sometimes may appear to diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

The fund’s long-term record is in line with the benchmark’s
Since its inception a little more than ten years ago, the Tax-Managed International Fund has experienced a series of wild financial ups and downs, including two bear markets. Throughout its history, the fund has adhered to its tax-management objective while closely following the performance of the benchmark MSCI EAFE Index.

For the decade ended December 31, 2009, the Tax-Managed Index Fund returned an average of 1.24% per year for Investor Shares, ahead of its peer-group average and roughly in line with the benchmark’s return. This performance is a credit to the fund’s advisor, Vanguard Quantitative Equity Group, whose long-tenured professionals have developed sophisticated portfolio construction, trading, and tax-management methodologies. The advisor’s efforts are supported, of course, by the fund’s low operating expenses.

Think long-term and diversify, regardless of market conditions
Financial markets are largely unpredictable and can vary wildly even within a short period—as we have witnessed over the past 12 months.

At Vanguard, we encourage you to focus on the long term and avoid making rash decisions based on the markets’ short-

6

term volatility. We believe it’s important to stick with time-tested principles of balance and diversification, both within and across asset classes. By establishing a portfolio that includes stocks, bonds, and short-term reserves in a mix that suits both your goals and your risk tolerance, you’ll prepare yourself to meet the markets’ emotional challenges as well as their financial ones.

For tax-conscious investors, Vanguard Tax-Managed International Fund, with its low expenses, proven strategy, and broad exposure to developed markets abroad, can play a useful role in such a diversified portfolio.

On another matter, I would like to inform you that on January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 19, 2010

7

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*
The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
John J. Brennan	332,950,230	6,158,865	98.2%
Charles D. Ellis	328,349,533	10,759,561	96.8%
Emerson U. Fullwood	332,169,919	6,939,175	98.0%
Rajiv L. Gupta	332,466,216	6,642,878	98.0%
Amy Gutmann	332,166,754	6,942,340	98.0%
JoAnn Heffernan Heisen	332,562,599	6,546,496	98.1%
F. William McNabb III	332,782,852	6,326,242	98.1%
André F. Perold	332,490,478	6,618,617	98.0%
Alfred M. Rankin, Jr.	332,559,339	6,549,756	98.1%
Peter F. Volanakis	332,772,952	6,336,142	98.1%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:
(a) Purchasing and selling real estate.
(b) Issuing senior securities.
(c) Borrowing money.
(d) Making loans.
(e) Purchasing and selling commodities.
(f) Concentrating investments in a particular industry or group of industries.
(g) Eliminating outdated fundamental investment policies not required by law.

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Tax-Managed International Fund
2a	157,120,042	1,841,738	1,990,201	14,006,240	89.8%
2b	156,753,034	2,002,075	2,196,871	14,006,241	89.6%
2c	155,973,327	1,984,158	2,994,495	14,006,241	89.1%
2d	156,345,047	2,079,259	2,527,675	14,006,240	89.4%
2e	155,951,363	2,106,659	2,893,960	14,006,239	89.1%
2f	156,278,470	2,129,567	2,543,943	14,006,240	89.3%
2g	156,735,818	2,060,004	2,156,157	14,006,241	89.6%

8

Tax-Managed International Fund

Fund Profile
As of December 31, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	935	957	1,817
Turnover Rate	9%	—	—
Expense Ratio[3]		—	—
Investor Shares	0.20%
Institutional Shares	0.10%
Europe Pacific
ETF Shares	0.16%
Short-Term Reserves	0.0%	—	—

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.96
Beta	1.02	0.94

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.7%	9.7%	8.4%
Consumer Staples	10.1	10.1	8.6
Energy	8.4	8.4	11.1
Financials	24.9	25.3	25.9
Health Care	8.4	8.4	6.4
Industrials	11.4	11.2	9.8
Information Technology	4.8	4.8	6.6
Materials	10.5	10.4	12.0
Telecommunication
Services	5.9	5.8	6.2
Utilities	5.9	5.9	5.0

Ten Largest Holdings[5] (% of total net assets)
BHP Billiton	diversified metals
	and mining	2.0%
HSBC Holdings PLC	diversified banks	2.0
Royal Dutch Shell PLC	integrated oil
	and gas	1.8
BP PLC	integrated oil
	and gas	1.8
Nestle SA	packaged foods
	and meats	1.7
Banco Santander SA	diversified banks	1.3
Total SA	integrated oil
	and gas	1.3
Toyota Motor Corp.	automobile
	manufacturers	1.2
Vodafone Group PLC	wireless
	telecommunication
	services	1.2
Roche Holdings AG	pharmaceuticals	1.2
Top Ten		15.5%

Fund Allocation by Region

1 MSCI EAFE Index.
2 MSCI All Country World Index ex USA.
3 The expense ratios shown are from the prospectuses dated April 24, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended December 31, 2009, the expense ratios were .20%
for Investor Shares, 0.10% for Institutional Shares, and 0.15% for Europe Pacific ETF Shares.
4 For an explanation of R-squared, beta, and other terms used here, see the Glossary.
5 The holdings listed exclude any temporary cash investments and equity index products.

9

Tax-Managed International Fund

Market Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Europe
United Kingdom	21.6%	21.6%	15.2%
France	11.0	11.1	7.8
Germany	8.1	8.1	5.7
Switzerland	7.7	7.7	5.4
Spain	4.6	4.6	3.2
Italy	3.5	3.5	2.4
Netherlands	2.8	2.7	1.9
Sweden	2.5	2.5	1.8
Finland	1.1	1.1	0.8
Belgium	1.0	1.0	0.7
Other European
Markets	3.1	3.1	2.2
Subtotal	67.0%	67.0%	47.1%
Pacific
Japan	20.8%	20.7%	14.5%
Australia	8.3	8.4	5.9
Hong Kong	2.3	2.3	1.6
Singapore	1.5	1.5	1.0
Other Pacific
Markets	0.1	0.1	0.1
Subtotal	33.0%	33.0%	23.1%
Emerging Markets
Combined	—	—	22.5%
North America
Canada	—	—	7.3%

1 MSCI EAFE Index.
2 MSCI All Country World Index ex USA.

10

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1999–December 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
	Periods Ended December 31, 2009			of a $10,000
	One Year	Five Years	Ten Years	Investment
Tax-Managed International Fund
Investor Shares[1]	28.27%	3.73%	1.24%	$11,308
Fee-Adjusted Returns[2]	27.02	3.73	1.24	11,308
MSCI All Country World Index ex USA	42.14	6.30	3.12	13,590
MSCI EAFE Index	31.78	3.54	1.17	11,238
International Funds Average[3]	32.84	3.53	0.27	10,272

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[4]	Investment
Tax-Managed International Fund Institutional Shares	28.48%	3.81%	3.23%	$6,652,993
Fee-Adjusted Returns[5]	27.22	3.81	3.23	6,652,993
MSCI All Country World Index ex USA	42.14	6.30	5.20	7,884,078
MSCI EAFE Index	31.78	3.54	3.06	6,554,018

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Reflects the 1% fee assessed on redemptions of shares held for less than five years, but not the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Derived from data provided by Lipper Inc.
4 Performance for the fund’s Institutional Shares and comparative standards is calculated since the Institutional Shares’ inception date: January 4, 2001.
5 Reflects the 1% fee assessed on redemptions of shares held for less than five years.
See Financial Highlights for dividend and capital gains information.

11

Tax-Managed International Fund

		Average Annual Total Returns
	Periods Ended December 31, 2009		Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Europe Pacific ETF Shares Net Asset Value	28.34%	–11.63%	$7,388
MSCI All Country World Index ex USA	42.14	–9.80	7,769
MSCI EAFE Index	31.78	–12.04	7,303

Cumulative Returns of ETF Shares: July 20, 2007–December 31, 2009
		Cumulative
	One Year	Since Inception[1]
Europe Pacific ETF Shares Market Price	27.30%	–26.00%
Europe Pacific ETF Shares Net Asset Value	28.34	–26.12
MSCI EAFE Index	31.78	–26.97

Fiscal-Year Total Returns (%): December 31, 1999–December 31, 2009

1 Performance for the fund’s Europe Pacific ETF Shares and comparative standards is calculated since the ETF Shares’ inception date: July 20, 2007.

12

Tax-Managed International Fund

Financial Statements

Statement of Net Assets
As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)
Australia (8.3%)
BHP Billiton Ltd.	2,040,729	78,147
Commonwealth Bank of
Australia	927,860	45,244
Westpac Banking Corp.	1,781,848	40,108
National Australia
Bank Ltd.	1,254,357	30,522
Australia & New Zealand
Banking Group Ltd.	1,500,103	30,521
Woolworths Ltd.	757,796	18,981
Rio Tinto Ltd.	271,840	17,986
Wesfarmers Ltd.	618,067	17,184
QBE Insurance Group Ltd.	614,298	14,021
Woodside Petroleum Ltd.	331,555	13,935
CSL Ltd.	374,911	10,907
Newcrest Mining Ltd.	308,083	9,656
Telstra Corp. Ltd.	2,738,723	8,393
Origin Energy Ltd.	553,467	8,309
Macquarie Group Ltd.	192,231	8,230
AMP Ltd.	1,251,181	7,535
Santos Ltd.	512,864	6,458
Foster’s Group Ltd.	1,241,334	6,108
Suncorp-Metway Ltd.	787,455	6,081
Brambles Ltd.	906,660	5,492
Orica Ltd.	233,727	5,418
Insurance Australia
Group Ltd.	1,330,633	4,766
Amcor Ltd.	823,067	4,585
AXA Asia Pacific
Holdings Ltd.	681,484	4,010
Transurban Group	807,906	4,002
Incitec Pivot Ltd.	1,177,250	3,731
AGL Energy Ltd.	294,261	3,702
Toll Holdings Ltd.	473,313	3,688
Coca-Cola Amatil Ltd.	356,967	3,678
ASX Ltd.	113,337	3,530
Sonic Healthcare Ltd.	253,128	3,486
Leighton Holdings Ltd.	96,283	3,253

			Market
			Value•
		Shares	($000)
	BlueScope Steel Ltd.	1,147,219	3,166
	Computershare Ltd.	307,808	3,139
	WorleyParsons Ltd.	117,873	3,053
*	Fortescue Metals
	Group Ltd.	746,026	2,938
*	Alumina Ltd.	1,764,758	2,898
	Lend Lease Group	302,897	2,760
	TABCORP Holdings Ltd.	433,548	2,688
*	Asciano Group	1,657,088	2,675
	Wesfarmers Ltd. Price
	Protected Shares	93,546	2,601
	Cochlear Ltd.	40,501	2,501
*	OZ Minerals Ltd.	2,372,018	2,480
*	James Hardie Industries
	NV	321,444	2,424
	OneSteel Ltd.	812,040	2,416
	Qantas Airways Ltd.	880,294	2,340
	Boral Ltd.	422,964	2,235
	Tatts Group Ltd.	1,014,190	2,212
	Crown Ltd.	298,990	2,141
	Metcash Ltd.	527,486	2,111
	Fairfax Media Ltd.	1,331,301	2,053
	Bendigo and Adelaide
	Bank Ltd.	218,117	1,912
	CSR Ltd.	1,102,013	1,773
	Sims Metal
	Management Ltd.	87,661	1,716
	Goodman Fielder Ltd.	1,084,467	1,579
	Harvey Norman
	Holdings Ltd.	402,112	1,510
*	Paladin Energy Ltd.	406,196	1,508
*	Arrow Energy Ltd.	369,834	1,369
	Billabong International Ltd.	127,462	1,239
	MAp Group	448,081	1,210
	Aristocrat Leisure Ltd.	310,272	1,108
	Nufarm Ltd.	110,068	1,075
	SP AusNet	1,278,312	1,047
	Energy Resources of
	Australia Ltd.	44,108	943
*	Caltex Australia Ltd.	92,691	769

13

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Sims Metal
	Management Ltd. ADR	3,072	60
			499,316
Austria (0.3%)
	Erste Group Bank AG	112,875	4,178
	OMV AG	94,355	4,126
	Telekom Austria AG	211,644	3,018
	Voestalpine AG	59,370	2,162
	Verbund-Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	50,811	2,151
	Raiffeisen International
	Bank Holding AG	36,469	2,061
	Vienna Insurance Group	30,725	1,576
			19,272
Belgium (1.0%)
	Anheuser-Busch InBev NV	441,494	22,778
	Delhaize Group SA	66,556	5,091
*	Fortis	1,273,726	4,712
*	KBC Groep NV	107,915	4,667
	Solvay SA Class A	38,581	4,154
	Belgacom SA	99,522	3,585
	UCB SA	69,240	2,896
	Umicore	85,070	2,829
	Colruyt SA	10,855	2,614
*	Dexia SA	350,450	2,201
	Mobistar SA	25,261	1,725
			57,252
Denmark (0.9%)
	Novo Nordisk A/S Class B	254,856	16,283
*	Vestas Wind Systems A/S	117,987	7,209
*	Danske Bank A/S	273,380	6,216
	AP Moller - Maersk A/S
	Class B	785	5,481
	Carlsberg A/S Class B	64,771	4,773
	Novozymes A/S	25,424	2,632
	AP Moller - Maersk A/S	331	2,228
*	DSV A/S	124,350	2,228
	Coloplast A/S Class B	14,275	1,296
*	Topdanmark A/S	9,570	1,294
*	William Demant Holding	13,900	1,046
	TrygVesta A/S	14,655	966
	H Lundbeck A/S	26,000	473
			52,125
Finland (1.1%)
	Nokia Oyj	2,217,107	28,424
	Fortum Oyj	267,369	7,233
	Sampo Oyj	253,450	6,143
	Kone Oyj Class B	93,790	4,003
	UPM-Kymmene Oyj	296,061	3,516
	Stora Enso Oyj	336,005	2,352
	Metso Oyj	64,740	2,273
	Wartsila Oyj	53,075	2,119
	Nokian Renkaat Oyj	68,246	1,654
	Neste Oil Oyj	86,154	1,526

			Market
			Value•
		Shares	($000)
	Elisa Oyj	62,893	1,435
	Outokumpu Oyj	71,000	1,333
	Kesko Oyj Class B	39,860	1,313
	Rautaruukki Oyj	50,770	1,164
	Sanoma Oyj	49,950	1,119
	Pohjola Bank PLC	94,211	1,018
	Orion Oyj Class B	31,800	684
			67,309
France (11.0%)
	Total SA	1,242,202	79,494
	Sanofi-Aventis SA	621,365	48,640
	BNP Paribas	558,955	44,049
	GDF Suez	734,379	31,817
	France Telecom SA	1,086,867	27,099
	Societe Generale	371,764	25,688
	AXA SA	1,004,803	23,731
	ArcelorMittal	508,551	23,034
	Vivendi SA	724,965	21,373
	Danone	325,958	19,824
	Carrefour SA	376,251	18,065
	Air Liquide SA	148,757	17,536
	LVMH Moet Hennessy
	Louis Vuitton SA	145,423	16,306
	Schneider Electric SA	139,971	16,194
	L’Oreal SA	142,252	15,772
	Vinci SA	258,244	14,445
	Cie de Saint-Gobain	223,458	11,978
	Unibail-Rodamco SE	52,435	11,527
	Pernod-Ricard SA	117,915	10,108
	Lafarge SA	119,342	9,801
	Credit Agricole SA	544,453	9,479
	Alstom SA	120,573	8,366
	EDF SA	138,668	8,240
	Veolia Environnement	230,908	7,582
	Bouygues SA	134,480	7,004
	Cie Generale d’Optique
	Essilor International SA	116,247	6,911
	Compagnie Generale des
	Etablissements Michelin
	Class B	88,515	6,780
	Vallourec SA	33,465	6,079
*	Renault SA	111,419	5,666
	PPR	45,942	5,498
	European Aeronautic
	Defence and Space Co.
	NV	242,114	4,830
	Accor SA	88,639	4,809
*	Alcatel-Lucent	1,402,696	4,691
	Technip SA	63,053	4,412
	Hermes International	32,150	4,271
	Cap Gemini SA	89,169	4,033
	Suez Environnement Co.	164,889	3,804
	STMicroelectronics NV	415,746	3,765
	Christian Dior SA	33,416	3,430
	SES SA	148,861	3,333
*	Peugeot SA	93,170	3,117

14

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Publicis Groupe SA	72,379	2,932
	Lagardere SCA	72,718	2,930
	Casino Guichard Perrachon
	SA	32,654	2,922
	Sodexo	49,308	2,812
	Thales SA	54,427	2,785
*	Natixis	502,167	2,496
	Klepierre	56,867	2,310
	Dassault Systemes SA	40,447	2,299
	Safran SA	117,920	2,291
	SCOR SE	91,445	2,281
	CNP Assurances	23,300	2,253
*	Cie Generale de
	Geophysique-Veritas	90,723	1,932
	Bureau Veritas SA	31,278	1,618
	Eutelsat Communications	50,173	1,608
	Legrand SA	53,072	1,478
	Fonciere Des Regions	13,505	1,379
*	Air France-KLM	88,205	1,373
*	Atos Origin SA	29,616	1,347
	Neopost SA	15,874	1,310
	Societe Television
	Francaise 1	69,220	1,277
	ICADE	13,103	1,244
	Gecina SA	11,341	1,226
	Aeroports de Paris	14,824	1,191
	Eiffage SA	20,978	1,184
	M6-Metropole Television	39,238	1,003
	Imerys SA	16,313	969
	Eramet	3,106	966
	BioMerieux	8,270	961
	Iliad SA	8,006	953
	Societe BIC SA	12,790	884
*	Societe Des Autoroutes
	Paris-Rhin-Rhone	10,817	827
	PagesJaunes Groupe	73,296	815
	Ipsen SA	14,062	780
*	JC Decaux SA	32,125	778
			657,995
Germany (8.1%)
	E.ON AG	1,123,009	46,819
	Siemens AG	485,919	44,509
	Bayer AG	488,329	38,977
	BASF SE	543,249	33,650
	Allianz SE	267,889	33,300
	Daimler AG	533,743	28,477
	Deutsche Telekom AG	1,678,577	24,757
	Deutsche Bank AG	350,343	24,660
	RWE AG	247,911	24,059
	SAP AG	506,937	23,877
	Muenchener
	Rueckversicherungs AG	117,147	18,237
	Linde AG	90,429	10,870
	Deutsche Post AG	504,721	9,698
	Deutsche Boerse AG	116,529	9,675

			Market
			Value•
		Shares	($000)
	Bayerische Motoren
	Werke AG	187,380	8,507
	ThyssenKrupp AG	200,389	7,537
	Adidas AG	116,332	6,272
	Fresenius Medical Care AG
	& Co. KGaA	115,227	6,093
	Volkswagen AG Prior Pfd.	63,437	5,955
	Henkel AG & Co. KGaA	107,513	5,590
	HeidelbergCement AG	79,006	5,427
	K&S AG	94,301	5,413
	MAN SE	64,066	4,983
	Metro AG	68,974	4,198
*	Commerzbank AG	432,680	3,623
	Beiersdorf AG	53,905	3,538
	Porsche Automobil Holding
	SE Prior Pfd.	53,752	3,372
	Merck KGaA	35,207	3,286
	Fresenius SE Prior Pfd.	44,899	3,204
	Henkel AG & Co. KGaA	71,461	3,187
*	Infineon Technologies AG	577,405	3,183
	Volkswagen AG	27,342	3,020
*	QIAGEN NV	119,239	2,660
	Salzgitter AG	24,420	2,384
	Deutsche Lufthansa AG	112,909	1,893
	Hochtief AG	24,539	1,873
*	Deutsche Postbank AG	55,076	1,797
	GEA Group AG	79,400	1,765
	RWE AG Prior Pfd.	18,989	1,692
*	Hannover
	Rueckversicherung AG	34,350	1,610
	Wacker Chemie AG	8,832	1,538
	Celesio AG	55,095	1,398
	Fraport AG Frankfurt Airport
	Services Worldwide	24,353	1,265
	Solarworld AG	54,945	1,202
	Puma AG Rudolf Dassler
	Sport	3,453	1,142
	Fresenius SE	16,240	1,010
	Bayerische Motoren Werke
	AG Prior Pfd.	29,685	975
*	United Internet AG	72,469	957
*	TUI AG	95,074	792
	Suedzucker AG	38,094	790
			484,696
Greece (0.5%)
*	National Bank of Greece
	SA ADR	1,614,938	8,414
*	Alpha Bank AE	263,169	3,040
	OPAP SA	124,072	2,712
	Coca Cola Hellenic
	Bottling Co. SA	100,650	2,290
*	EFG Eurobank Ergasias SA	195,572	2,166
	Bank of Cyprus
	Public Co. Ltd.	305,952	2,130

15

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Hellenic
	Telecommunications
	Organization SA ADR	279,167	2,099
*	Piraeus Bank SA	173,903	1,982
*	National Bank of Greece
	SA	52,587	1,339
*	Public Power Corp. SA	72,430	1,335
	Marfin Investment Group
	SA	397,207	1,128
	Titan Cement Co. SA	30,710	888
	Hellenic Petroleum SA	43,410	482
	Hellenic
	Telecommunications
	Organization SA	21,242	311
			30,316
Hong Kong (2.3%)
	Sun Hung Kai
	Properties Ltd.	842,064	12,494
	Hong Kong Exchanges and
	Clearing Ltd.	610,000	10,859
	Cheung Kong Holdings Ltd.	831,500	10,663
	Hutchison Whampoa Ltd.	1,276,512	8,729
	CLP Holdings Ltd.	1,284,432	8,679
	Hang Seng Bank Ltd.	463,743	6,822
	Hong Kong &
	China Gas Co. Ltd.	2,440,433	6,087
	Li & Fung Ltd.	1,458,835	6,004
	Swire Pacific Ltd.	466,588	5,625
	Hang Lung Properties Ltd.	1,357,810	5,305
	Henderson Land
	Development Co. Ltd.	673,006	5,014
	Hongkong Electric
	Holdings Ltd.	893,600	4,855
	Wharf Holdings Ltd.	840,741	4,807
	Esprit Holdings Ltd.	719,528	4,735
	BOC Hong Kong
	Holdings Ltd.	2,093,500	4,708
	Bank of East Asia Ltd.	965,863	3,792
	New World
	Development Ltd.	1,462,750	2,985
	Kerry Properties Ltd.	509,500	2,573
	MTR Corp.	738,000	2,535
	Hang Lung Group Ltd.	477,000	2,360
	Wheelock & Co. Ltd.	713,000	2,170
	Sino Land Co. Ltd.	1,053,000	2,033
	Shangri-La Asia Ltd.	1,010,510	1,890
*	Foxconn International
	Holdings Ltd.	1,562,000	1,798
	Hysan
	Development Co. Ltd.	527,000	1,492
*	Sands China Ltd.	1,089,600	1,329
	Hopewell Holdings Ltd.	364,000	1,173
*	Cathay Pacific Airways Ltd.	575,770	1,067
	Wing Hang Bank Ltd.	109,500	1,017
	Yue Yuen Industrial
	Holdings Ltd.	318,000	918

			Market
			Value•
		Shares	($000)
	ASM Pacific
	Technology Ltd.	90,300	849
	Cheung Kong Infrastructure
	Holdings Ltd.	220,000	835
	NWS Holdings Ltd.	404,000	743
	Orient Overseas
	International Ltd.	139,300	647
	Television Broadcasts Ltd.	133,000	638
	PCCW Ltd.	2,596,000	625
	Lifestyle International
	Holdings Ltd.	247,000	458
	Hong Kong Aircraft
	Engineering Co. Ltd.	28,800	373
			139,686
Ireland (0.3%)
	CRH PLC	412,045	11,146
	Kerry Group PLC Class A	86,556	2,548
*	Elan Corp. PLC	310,921	1,943
*	Ryanair Holdings PLC	177,156	836
*	Anglo Irish Bank Corp. Ltd.	257,065	80
			16,553
Italy (3.5%)
	ENI SPA	1,539,088	39,130
*	UniCredit SPA	8,422,291	27,978
	Enel SPA	3,896,121	22,594
*	Intesa Sanpaolo SPA
	(Registered)	4,565,126	20,427
	Assicurazioni Generali SPA	691,999	18,528
	Telecom Italia SPA	6,006,709	9,303
*	Fiat SPA	460,126	6,687
	Tenaris SA	259,936	5,550
	Saipem SPA	146,122	5,013
	Unione di Banche Italiane
	SCPA	348,209	4,981
	Atlantia SPA	157,507	4,089
	Telecom Italia SPA	3,683,929	4,060
	Snam Rete Gas SPA	795,983	3,953
	Finmeccanica SPA	247,483	3,942
	Mediaset SPA	424,707	3,465
	Terna Rete Elettrica
	Nazionale SPA	799,988	3,438
*	Mediobanca SPA	262,496	3,110
	Parmalat SPA	1,053,275	2,947
*	Banco Popolare SC	355,148	2,655
	Banca Monte dei Paschi
	di Siena SPA	1,374,402	2,403
	Banca Popolare di
	Milano Scarl	250,613	1,775
	Intesa Sanpaolo SPA
	(Bearer)	529,860	1,767
	Luxottica Group SPA	52,123	1,348
	Banca Carige SPA	407,777	1,084
*	Pirelli & C SPA	1,734,644	1,034
	A2A SPA	469,279	981
	Exor SPA	45,749	884
*	Autogrill SPA	68,935	866

16

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Mediolanum SPA	134,176	832
	Prysmian SPA	44,051	770
	Italcementi SPA	52,275	713
	Fondiaria-Sai SPA	44,584	704
*	Unipol Gruppo Finanziario
	SPA	451,536	616
			207,627
Japan (20.8%)
	Toyota Motor Corp.	1,726,918	72,609
	Mitsubishi UFJ Financial
	Group Inc.	7,418,944	36,350
	Honda Motor Co. Ltd.	976,300	33,034
	Canon Inc.	631,433	26,712
	Mitsubishi Corp.	752,886	18,732
	Takeda
	Pharmaceutical Co. Ltd.	445,294	18,295
	Tokyo Electric
	Power Co. Inc.	722,370	18,119
	Sony Corp.	596,200	17,294
	Panasonic Corp.	1,165,253	16,675
	Nomura Holdings Inc.	2,130,177	15,709
	Sumitomo Mitsui Financial
	Group Inc.	543,940	15,518
	Mitsui & Co. Ltd.	1,030,100	14,593
	Mizuho Financial
	Group Inc.	8,142,941	14,580
	Nintendo Co. Ltd.	59,100	14,020
	Shin-Etsu
	Chemical Co. Ltd.	245,100	13,825
*	Toshiba Corp.	2,351,000	12,975
*	Nissan Motor Co. Ltd.	1,478,900	12,935
	East Japan Railway Co.	202,300	12,774
	NTT DoCoMo Inc.	9,117	12,709
	Nippon Steel Corp.	3,046,970	12,327
	Nippon Telegraph &
	Telephone Corp.	309,100	12,167
	Komatsu Ltd.	574,500	11,986
	Tokio Marine Holdings Inc.	431,100	11,710
	JFE Holdings Inc.	293,000	11,546
	Mitsubishi Estate Co. Ltd.	718,935	11,411
	Fanuc Ltd.	114,500	10,654
	Softbank Corp.	451,500	10,560
	Kansai Electric
	Power Co. Inc.	464,650	10,481
	Astellas Pharma Inc.	275,914	10,285
	Chubu Electric
	Power Co. Inc.	405,100	9,661
	Seven &
	I Holdings Co. Ltd.	469,720	9,541
	KDDI Corp.	1,742	9,193
	Japan Tobacco Inc.	2,689	9,079
*	Mitsubishi Electric Corp.	1,184,000	8,748
	Kyocera Corp.	97,300	8,587
	Mitsui Fudosan Co. Ltd.	503,000	8,453
	Daiichi Sankyo Co. Ltd.	402,663	8,431
	Denso Corp.	277,600	8,326

			Market
			Value•
		Shares	($000)
	FUJIFILM Holdings Corp.	276,400	8,263
	Kirin Holdings Co. Ltd.	515,000	8,216
*	Hitachi Ltd.	2,625,758	8,048
	Sharp Corp.	614,000	7,731
	Kao Corp.	323,401	7,555
	Fujitsu Ltd.	1,144,000	7,362
	ITOCHU Corp.	926,000	6,814
	Sumitomo Corp.	674,600	6,795
	Tokyo Electron Ltd.	103,100	6,597
	Hoya Corp.	247,800	6,574
	Bridgestone Corp.	366,631	6,429
	Mitsubishi Heavy
	Industries Ltd.	1,826,000	6,417
	Murata
	Manufacturing Co. Ltd.	128,700	6,359
	Central Japan Railway Co.	942	6,288
	Kubota Corp.	683,000	6,285
	Terumo Corp.	103,700	6,210
	Mitsui Sumitomo
	Insurance Group
	Holdings Inc.	238,864	6,066
	Nidec Corp.	65,900	6,064
	Secom Co. Ltd.	126,300	5,978
	Sumitomo Electric
	Industries Ltd.	473,900	5,878
	Ricoh Co. Ltd.	415,000	5,857
	Asahi Glass Co. Ltd.	609,035	5,709
	Tokyo Gas Co. Ltd.	1,424,000	5,681
	Eisai Co. Ltd.	152,000	5,576
	Daikin Industries Ltd.	141,600	5,530
	Marubeni Corp.	1,000,000	5,448
	Fast Retailing Co. Ltd.	28,900	5,398
	Tohoku Electric
	Power Co. Inc.	268,700	5,315
	Keyence Corp.	25,208	5,201
	Sumitomo Metal
	Industries Ltd.	1,915,000	5,109
	Daiwa Securities
	Group Inc.	982,000	4,926
	Kyushu Electric
	Power Co. Inc.	237,900	4,896
	Sumitomo Metal
	Mining Co. Ltd.	331,000	4,883
	Suzuki Motor Corp.	194,600	4,782
	Toray Industries Inc.	842,000	4,540
	Dai Nippon
	Printing Co. Ltd.	352,800	4,452
	Sumitomo Realty &
	Development Co. Ltd.	233,000	4,373
	TDK Corp.	70,700	4,314
	Sumitomo Trust &
	Banking Co. Ltd.	883,000	4,296
	Olympus Corp.	132,100	4,248
	Sumitomo
	Chemical Co. Ltd.	957,000	4,180
	Shiseido Co. Ltd.	214,000	4,105

17

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Shionogi & Co. Ltd.	189,000	4,090
	Nikon Corp.	203,000	4,006
	Osaka Gas Co. Ltd.	1,182,000	3,985
	Ajinomoto Co. Inc.	419,000	3,947
	Asahi Breweries Ltd.	212,600	3,902
	Rohm Co. Ltd.	59,700	3,880
*	NEC Corp.	1,499,400	3,865
	SMC Corp.	34,100	3,857
	Mitsui OSK Lines Ltd.	730,000	3,835
	Inpex Corp.	506	3,800
	Nitto Denko Corp.	106,400	3,794
	Yamada Denki Co. Ltd.	55,730	3,748
	Nippon Oil Corp.	803,000	3,720
	Sompo Japan
	Insurance Inc.	578,000	3,681
	Asahi Kasei Corp.	733,000	3,665
	West Japan Railway Co.	1,062	3,557
	Aisin Seiki Co. Ltd.	123,900	3,544
	Kintetsu Corp.	1,064,190	3,527
	NGK Insulators Ltd.	158,000	3,440
	Bank of Yokohama Ltd.	752,000	3,408
	Daiwa House
	Industry Co. Ltd.	313,000	3,351
	T&D Holdings Inc.	163,140	3,327
	Yamato Holdings Co. Ltd.	240,000	3,321
	Shizuoka Bank Ltd.	382,000	3,313
	Aeon Co. Ltd.	408,773	3,307
	Mitsubishi Chemical
	Holdings Corp.	766,000	3,230
	Konica Minolta
	Holdings Inc.	313,000	3,212
	Hankyu Hanshin
	Holdings Inc.	705,304	3,133
	Resona Holdings Inc.	307,600	3,108
	Odakyu Electric
	Railway Co. Ltd.	398,000	3,052
	Nippon Electric
	Glass Co. Ltd.	222,500	3,037
	Chiba Bank Ltd.	508,000	3,034
	Toppan Printing Co. Ltd.	373,000	3,020
	JS Group Corp.	169,812	2,924
	Tokyu Corp.	727,000	2,895
*	Kobe Steel Ltd.	1,597,000	2,894
	Rakuten Inc.	3,763	2,862
	Ibiden Co. Ltd.	78,600	2,801
	Chugoku Electric
	Power Co. Inc.	146,600	2,798
	Yahoo! Japan Corp.	9,175	2,745
	Advantest Corp.	103,700	2,696
*	Mitsubishi Motors Corp.	1,934,000	2,667
	JGC Corp.	144,000	2,653
	Chugai
	Pharmaceutical Co. Ltd.	142,200	2,651
	Sekisui House Ltd.	293,859	2,638
	Tobu Railway Co. Ltd.	505,000	2,634
	Japan Steel Works Ltd.	208,513	2,624

			Market
			Value•
		Shares	($000)
	Nippon Yusen KK	852,000	2,609
	Kuraray Co. Ltd.	220,000	2,577
	Trend Micro Inc.	67,000	2,548
	Nippon Mining
	Holdings Inc.	591,000	2,532
	Makita Corp.	74,000	2,520
	Omron Corp.	140,300	2,505
	Electric Power
	Development Co. Ltd.	88,240	2,504
	Panasonic Electric
	Works Co. Ltd.	208,000	2,502
	Shikoku Electric Power Co.	96,300	2,486
	NTT Data Corp.	787	2,432
	OJI Paper Co. Ltd.	578,000	2,409
	Dentsu Inc.	104,300	2,402
	JSR Corp.	118,300	2,400
	Daito Trust
	Construction Co. Ltd.	50,100	2,364
	Kawasaki Heavy
	Industries Ltd.	922,000	2,326
	Hirose Electric Co. Ltd.	21,100	2,201
	Keio Corp.	365,000	2,201
	Hokkaido Electric
	Power Co. Inc.	120,200	2,183
	Nippon Express Co. Ltd.	532,000	2,178
	NSK Ltd.	294,000	2,159
	Hokuriku Electric
	Power Co.	98,400	2,143
	Keihin Electric Express
	Railway Co. Ltd.	289,000	2,118
	Toyota Tsusho Corp.	141,193	2,084
	Teijin Ltd.	642,000	2,065
	Kurita Water
	Industries Ltd.	66,000	2,064
	Stanley Electric Co. Ltd.	101,300	2,039
	Benesse Holdings Inc.	47,900	2,004
	Lawson Inc.	45,300	1,997
	Kyowa Hakko Kirin Co. Ltd.	189,000	1,990
	Unicharm Corp.	21,200	1,986
	Chuo Mitsui Trust
	Holdings Inc.	586,100	1,957
	SBI Holdings Inc.	10,893	1,937
	Nipponkoa
	Insurance Co. Ltd.	342,000	1,936
	Yamaha Motor Co. Ltd.	152,600	1,918
	Ono
	Pharmaceutical Co. Ltd.	44,500	1,903
	Mitsubishi Tanabe
	Pharma Corp.	149,000	1,854
*	Sanyo Electric Co. Ltd.	1,006,000	1,848
	Hokuhoku Financial
	Group Inc.	906,100	1,845
*	Mazda Motor Corp.	802,000	1,835
	Hachijuni Bank Ltd.	313,600	1,826
*	Sumitomo Heavy
	Industries Ltd.	361,000	1,823

18

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Joyo Bank Ltd.	455,000	1,818
	Isetan Mitsukoshi
	Holdings Ltd.	198,240	1,788
	Bank of Kyoto Ltd.	221,000	1,785
	Oriental Land Co. Ltd.	27,000	1,774
*	Mitsubishi Materials Corp.	721,000	1,767
	Nippon Paper Group Inc.	69,000	1,762
	Sankyo Co. Ltd.	34,700	1,730
	Sekisui Chemical Co. Ltd.	275,000	1,702
	Furukawa Electric Co. Ltd.	407,000	1,695
	TonenGeneral Sekiyu KK	202,000	1,684
	Sega Sammy Holdings Inc.	139,388	1,662
	Obayashi Corp.	478,000	1,628
	Amada Co. Ltd.	260,000	1,615
	Nissin Foods
	Holdings Co. Ltd.	49,000	1,598
	JTEKT Corp.	123,600	1,581
	Showa Denko KK	790,000	1,577
*	Elpida Memory Inc.	95,889	1,565
	Toyo Seikan Kaisha Ltd.	103,200	1,563
	Taiyo Nippon Sanso Corp.	144,000	1,528
	Shimizu Corp.	426,000	1,528
*	IHI Corp.	960,000	1,523
	Yokogawa Electric Corp.	173,200	1,517
*	Fuji Heavy Industries Ltd.	312,000	1,515
	Mitsubishi Rayon Co. Ltd.	374,000	1,497
	NTN Corp.	327,000	1,470
	Takashimaya Co. Ltd.	228,860	1,448
	Nitori Co. Ltd.	19,300	1,437
	Yakult Honsha Co. Ltd.	47,600	1,434
	Suruga Bank Ltd.	164,000	1,424
	Sumco Corp.	80,460	1,416
	Namco Bandai
	Holdings Inc.	147,200	1,402
	Ube Industries Ltd.	511,000	1,400
*	GS Yuasa Corp.	190,000	1,395
*	MEIJI Holdings Co. Ltd.	37,054	1,395
	Fukuoka Financial
	Group Inc.	398,800	1,385
	THK Co. Ltd.	78,200	1,382
	Hitachi Construction
	Machinery Co. Ltd.	52,800	1,377
	Shimano Inc.	34,200	1,370
	Yamaha Corp.	113,000	1,345
	TOTO Ltd.	212,000	1,342
	Mitsubishi Gas
	Chemical Co. Inc.	265,000	1,332
	Gunma Bank Ltd.	262,000	1,331
	Casio Computer Co. Ltd.	162,700	1,294
	Hiroshima Bank Ltd.	337,200	1,293
	Brother Industries Ltd.	113,000	1,292
	Seiko Epson Corp.	79,900	1,283
	Nishi-Nippon City Bank Ltd.	524,000	1,281
	Tokyu Land Corp.	348,000	1,278
	Nisshin Seifun Group Inc.	94,900	1,276

			Market
			Value•
		Shares	($000)
	Nippon Sheet
	Glass Co. Ltd.	442,000	1,265
	Mitsui Engineering &
	Shipbuilding Co. Ltd.	527,000	1,261
	Kajima Corp.	625,000	1,255
	All Nippon Airways Co. Ltd.	452,317	1,227
	Taisei Corp.	716,000	1,227
	Toho Co. Ltd.	74,900	1,214
	Citizen Holdings Co. Ltd.	211,800	1,206
	Konami Corp.	67,500	1,205
	77 Bank Ltd.	227,000	1,202
	Santen
	Pharmaceutical Co. Ltd.	37,400	1,197
	Aioi Insurance Co. Ltd.	250,000	1,196
	Credit Saison Co. Ltd.	106,100	1,189
	Mizuho Securities Co. Ltd.	396,000	1,186
	Jupiter Telecommunications
	Co. Ltd.	1,193	1,183
	Keisei Electric
	Railway Co. Ltd.	215,000	1,176
	Nomura Research
	Institute Ltd.	59,700	1,170
*	Isuzu Motors Ltd.	612,000	1,144
	Suzuken Co. Ltd.	34,760	1,139
	Sojitz Corp.	591,700	1,112
	Dowa Holdings Co. Ltd.	200,000	1,111
	Mitsui Chemicals Inc.	429,000	1,104
	Toho Gas Co. Ltd.	207,000	1,099
	Chugoku Bank Ltd.	89,000	1,098
	Hisamitsu
	Pharmaceutical Co. Inc.	33,700	1,088
*	Kawasaki Kisen Kaisha Ltd.	383,000	1,086
	J Front Retailing Co. Ltd.	244,200	1,077
	Marui Group Co. Ltd.	174,600	1,071
	Nippon Meat Packers Inc.	92,000	1,058
	Yaskawa Electric Corp.	124,000	1,033
	Toyo Suisan Kaisha Ltd.	45,000	1,032
	Sony Financial Holdings Inc.	393	1,026
	Shimamura Co. Ltd.	10,700	1,019
	Hitachi Chemical Co. Ltd.	50,500	1,017
	Denki Kagaku Kogyo KK	227,000	1,016
	Kikkoman Corp.	83,000	1,015
	Yamaguchi Financial
	Group Inc.	108,000	1,000
	Iyo Bank Ltd.	123,000	996
*	Mitsui Mining &
	Smelting Co. Ltd.	381,000	987
	Nissan Chemical
	Industries Ltd.	67,000	955
	Tsumura & Co.	29,600	954
	Kamigumi Co. Ltd.	131,000	953
	Kaneka Corp.	150,000	952
	Sapporo Hokuyo
	Holdings Inc.	263,000	952
	Daihatsu Motor Co. Ltd.	95,000	946
	Minebea Co. Ltd.	172,000	931

19

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Nisshin Steel Co. Ltd.	519,000	918
	Rinnai Corp.	18,800	905
	Ushio Inc.	54,300	905
	MEDIPAL HOLDINGS Corp.	72,000	890
	Sysmex Corp.	17,000	888
	Toyoda Gosei Co. Ltd.	28,700	864
	Kansai Paint Co. Ltd.	104,000	864
	FamilyMart Co. Ltd.	28,800	849
*	Senshu Ikeda
	Holdings Inc.	230,900	840
	Air Water Inc.	70,805	834
	Tokuyama Corp.	147,000	820
	Shimadzu Corp.	123,000	816
	Tokyo Tatemono Co. Ltd.	213,000	810
	Dainippon Sumitomo
	Pharma Co. Ltd.	76,000	794
*	Taiheiyo Cement Corp.	689,000	785
	Hitachi Metals Ltd.	81,000	772
	Koito
	Manufacturing Co. Ltd.	47,712	761
	Showa Shell Sekiyu KK	92,900	756
	Aeon Mall Co. Ltd.	39,000	755
	NGK Spark Plug Co. Ltd.	67,000	755
	Oracle Corp. Japan	18,200	754
	Nomura Real Estate
	Holdings Inc.	48,271	713
	Alfresa Holdings Corp.	18,000	713
	Mitsumi Electric Co. Ltd.	40,200	708
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	23,460	704
*	Fuji Electric
	Holdings Co. Ltd.	403,000	696
*	Mizuho Trust &
	Banking Co. Ltd.	741,000	688
	Tosoh Corp.	245,000	675
	Asics Corp.	74,596	668
	NHK Spring Co. Ltd.	72,000	668
	NOK Corp.	48,200	666
	Daicel Chemical
	Industries Ltd.	112,000	654
	Nissha Printing Co. Ltd.	13,183	649
	Yamato Kogyo Co. Ltd.	20,000	648
	Square Enix
	Holdings Co. Ltd.	30,400	638
	Toyota Boshoku Corp.	28,400	631
*	Shinsei Bank Ltd.	578,014	627
	Idemitsu Kosan Co. Ltd.	10,809	626
	Cosmo Oil Co. Ltd.	298,000	624
	Sumitomo Rubber
	Industries Ltd.	71,000	612
	McDonald’s Holdings Co.
	Japan Ltd.	31,800	607
	Dena Co. Ltd.	101	594
	Chiyoda Corp.	74,809	569
	Yamazaki Baking Co. Ltd.	48,000	568
	Sapporo Holdings Ltd.	104,000	567

			Market
			Value•
		Shares	($000)
	Acom Co. Ltd.	37,000	562
	Nisshinbo Holdings Inc.	61,000	559
	Mabuchi Motor Co. Ltd.	10,900	536
	USS Co. Ltd.	8,810	535
	UNY Co. Ltd.	74,000	517
	Jafco Co. Ltd.	20,500	493
	Daido Steel Co. Ltd.	132,000	488
	Hitachi
	High-Technologies Corp.	24,451	481
	Mitsubishi Logistics Corp.	41,000	480
	Hakuhodo DY Holdings Inc.	9,260	447
	Ito En Ltd.	28,100	422
	Tokyo Steel
	Manufacturing Co. Ltd.	36,900	415
	Coca-Cola West Co. Ltd.	23,200	408
	Kinden Corp.	48,000	405
	Obic Co. Ltd.	2,450	400
	Canon Marketing
	Japan Inc.	25,600	376
*	Aozora Bank Ltd.	346,000	366
	Shinko Electric
	Industries Co. Ltd.	25,173	363
	Aeon Credit
	Service Co. Ltd.	37,510	361
*	Japan Airlines Corp.	443,000	319
	Fuji Media Holdings Inc.	228	315
	Maruichi Steel Tube Ltd.	15,100	302
	Nissay Dowa General
	Insurance Co. Ltd.	59,000	281
	Matsui Securities Co. Ltd.	40,100	279
	Itochu
	Techno-Solutions Corp.	9,900	265
	Otsuka Corp.	4,860	241
*	Hino Motors Ltd.	69,000	239
	ABC-Mart Inc.	8,600	239
*	Dowa Mining Co. Ltd.
	Rights Exp. 01/29/2010	32,000	9
			1,246,505
Netherlands (2.8%)
	Unilever NV	963,391	31,350
*	ING Groep NV	2,158,836	20,841
	Koninklijke Philips
	Electronics NV	577,707	17,083
	Koninklijke KPN NV	992,927	16,819
	Koninklijke Ahold NV	713,442	9,452
	Akzo Nobel NV	142,719	9,394
	ASML Holding NV	263,881	8,963
	Royal Dutch Shell PLC
	Class A	260,164	7,859
	TNT NV	223,218	6,823
	Heineken NV	134,933	6,385
*	Aegon NV	941,695	5,993
	Reed Elsevier NV	387,074	4,743
	Koninklijke DSM NV	94,187	4,612
	Wolters Kluwer NV	155,171	3,396
*	Randstad Holding NV	64,256	3,173

20

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Heineken Holding NV	57,001	2,385
	Corio NV	31,893	2,175
	Fugro NV	33,219	1,895
	SBM Offshore NV	89,306	1,745
	Koninklijke Vopak NV	17,013	1,342
	Koninklijke Boskalis
	Westminster NV	34,733	1,336
			167,764
New Zealand (0.1%)
	Telecom Corp. of
	New Zealand Ltd.	1,220,006	2,207
	Fletcher Building Ltd.	340,739	1,965
	Sky City Entertainment
	Group Ltd.	417,322	996
	Contact Energy Ltd.	198,348	882
	Auckland International
	Airport Ltd.	568,589	831
			6,881
Norway (0.8%)
	Statoil ASA	666,991	16,619
*	Telenor ASA	497,814	6,975
*	DnB NOR ASA	521,277	5,653
	Yara International ASA	114,902	5,197
	Orkla ASA	467,289	4,554
	Seadrill Ltd.	170,259	4,308
*	Norsk Hydro ASA	417,700	3,468
*	Renewable Energy Corp.
	ASA	169,009	1,292
			48,066
Portugal (0.3%)
	EDP-Energias de
	Portugal SA	1,090,184	4,819
	Portugal Telecom SGPS SA	354,315	4,301
	Banco Comercial
	Portugues SA	1,588,409	1,904
	Banco Espirito Santo SA	255,527	1,659
	Galp Energia SGPS SA
	Class B	93,528	1,608
*	EDP Renovaveis SA	146,770	1,385
	Brisa Auto-Estradas de
	Portugal SA	119,537	1,220
	Cimpor Cimentos de
	Portugal SGPS SA	114,790	1,056
	Jeronimo Martins SGPS SA	85,852	853
			18,805
Singapore (1.5%)
	DBS Group Holdings Ltd.	1,062,123	11,544
	Singapore
	Telecommunications Ltd.	4,772,290	10,506
	United Overseas Bank Ltd.	753,504	10,482
	Oversea-Chinese
	Banking Corp. Ltd.	1,599,300	10,291
	CapitaLand Ltd.	1,706,000	5,051
	Keppel Corp. Ltd.	713,276	4,149
	Singapore Airlines Ltd.	331,710	3,501

			Market
			Value•
		Shares	($000)
	Singapore Exchange Ltd.	573,000	3,377
	Wilmar International Ltd.	695,000	3,153
*	Genting Singapore PLC	3,120,000	2,856
	Singapore Press
	Holdings Ltd.	1,027,250	2,669
	City Developments Ltd.	289,000	2,357
	Fraser and Neave Ltd.	680,650	2,022
	Noble Group Ltd.	825,400	1,890
	Olam International Ltd.	1,008,200	1,887
	ComfortDelgro Corp. Ltd.	1,400,000	1,627
*	Golden
	Agri-Resources Ltd.	4,353,831	1,567
	Singapore Technologies
	Engineering Ltd.	677,906	1,558
*	CapitaMalls Asia Ltd.	735,000	1,328
	SembCorp Industries Ltd.	490,660	1,281
	Jardine Cycle &
	Carriage Ltd.	63,037	1,203
	SembCorp Marine Ltd.	404,600	1,054
	UOL Group Ltd.	354,750	1,018
	Yangzijiang Shipbuilding
	Holdings Ltd.	803,000	686
	Neptune Orient Lines Ltd.	421,250	490
	StarHub Ltd.	297,000	452
	Cosco Corp. Singapore Ltd.	439,000	369
*	Golden Agri-Resources Ltd.
	Warrants Exp. 07/23/2012	236,188	24
			88,392
Spain (4.6%)
	Banco Santander SA	4,923,266	80,779
	Telefonica SA	2,498,924	69,554
	Banco Bilbao Vizcaya
	Argentaria SA	2,104,766	38,075
	Iberdrola SA	2,177,893	20,704
	Repsol YPF SA	436,976	11,651
	Inditex SA	127,742	7,905
	ACS Actividades de
	Construccion y Servicios
	SA	79,784	3,961
	Abertis Infraestructuras SA	172,301	3,883
	Banco Popular Espanol SA	521,195	3,800
	Red Electrica Corp. SA	66,359	3,673
	Ferrovial SA	270,613	3,156
	Gas Natural SDG SA	137,561	2,957
	Banco de Sabadell SA	476,121	2,641
	Criteria Caixacorp SA	521,082	2,459
	Iberdrola Renovables SA	509,582	2,424
	Acciona SA	15,969	2,071
	Enagas	88,125	1,948
	Gamesa Corp. Tecnologica
	SA	114,187	1,912
	Acerinox SA	88,744	1,833
	Bankinter SA	167,383	1,699
	Mapfre SA	371,022	1,548
	Indra Sistemas SA	63,021	1,480
	Zardoya Otis SA	68,173	1,327

21

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Grifols SA	64,821	1,128
	Fomento de
	Construcciones y
	Contratas SA	25,259	1,058
	Gestevision Telecinco SA	67,019	977
	Banco de Valencia SA	105,969	805
*	Sacyr Vallehermoso SA	43,995	501
*	Iberia Lineas Aereas de
	Espana SA	166,184	450
			276,359
Sweden (2.5%)
	Nordea Bank AB	1,916,774	19,404
	Hennes & Mauritz AB
	Class B	303,846	16,802
	Telefonaktiebolaget LM
	Ericsson Class B	1,775,863	16,323
	TeliaSonera AB	1,403,997	10,129
	Svenska Handelsbanken
	AB Class A	293,570	8,390
	Sandvik AB	605,816	7,257
	Volvo AB Class B	703,150	5,986
	Atlas Copco AB Class A	405,614	5,923
*	Skandinaviska Enskilda
	Banken AB Class A	896,076	5,505
	SKF AB	266,080	4,567
	Svenska Cellulosa AB
	Class B	332,530	4,439
	Skanska AB Class B	221,768	3,771
	Millicom International
	Cellular SA	48,843	3,619
	Assa Abloy AB Class B	188,800	3,613
	Atlas Copco AB Class B	276,120	3,579
*	Electrolux AB Class B	148,461	3,482
	Alfa Laval AB	227,800	3,133
	Swedish Match AB	138,731	3,031
*	Swedbank AB Class A	304,450	3,026
	Getinge AB	136,400	2,587
	Tele2 AB	167,238	2,560
	SSAB AB Class A	136,529	2,307
	Securitas AB Class B	232,440	2,267
	Scania AB Class B	175,386	2,248
	Volvo AB Class A	241,500	2,043
*	Husqvarna AB	221,904	1,637
*	Lundin Petroleum AB	184,500	1,451
	Holmen AB	46,096	1,175
	SSAB AB Class B	57,508	888
			151,142
Switzerland (7.7%)
	Nestle SA	2,045,083	99,265
	Roche Holdings AG	414,607	70,467
	Novartis AG	1,244,986	67,767
	Credit Suisse Group AG	665,720	32,757
*	UBS AG	2,104,575	32,301
	ABB Ltd.	1,307,053	24,975
	Zurich Financial Services AG	87,397	18,985
	Syngenta AG	56,200	15,734

			Market
			Value•
		Shares	($000)
	Holcim Ltd.	146,459	11,343
	Compagnie Financiere
	Richemont SA	312,971	10,463
	Swiss Reinsurance Co. Ltd.	211,078	10,104
	Swisscom AG	14,431	5,498
	Swatch Group AG (Bearer)	18,779	4,722
	Synthes Inc.	33,421	4,373
	Julius Baer Group Ltd.	121,107	4,226
	SGS SA	3,159	4,110
	Geberit AG	23,165	4,100
	Adecco SA	64,967	3,583
	Sonova Holding AG	28,068	3,391
	Givaudan SA	4,014	3,192
*	Actelion Ltd.	58,370	3,115
	Nobel Biocare Holding AG	84,041	2,810
	Kuehne &
	Nagel International AG	28,235	2,729
	Swiss Life Holding AG	19,969	2,527
	Schindler Holding AG
	(Bearer)	31,246	2,395
	Lonza Group AG	31,590	2,213
	Baloise-Holding AG	25,968	2,161
	Lindt & Spruengli AG	68	1,669
*	Logitech International SA	93,086	1,600
	GAM Holding Ltd.	121,107	1,472
	Swatch Group AG
	(Registered)	28,436	1,358
	Straumann Holding AG	4,560	1,284
	Lindt & Spruengli AG	567	1,217
	Aryzta AG	26,993	1,006
	Schindler Holding AG	10,395	787
	Aryzta AG	14,448	533
	BKW FMB Energie AG	6,468	502
			460,734
United Kingdom (21.5%)
	HSBC Holdings PLC	10,223,572	116,722
	BP PLC	11,054,226	106,950
	Vodafone Group PLC	31,027,548	71,879
	GlaxoSmithKline PLC	3,062,181	64,893
	Royal Dutch Shell PLC
	Class A	1,832,645	55,355
	Royal Dutch Shell PLC
	Class B	1,592,272	46,418
	Rio Tinto PLC	810,065	43,677
	BHP Billiton PLC	1,295,796	41,408
	AstraZeneca PLC	856,132	40,243
	British American Tobacco
	PLC	1,171,251	38,011
	BG Group PLC	1,986,914	35,596
*	Anglo American PLC	772,134	33,430
	Tesco PLC	4,653,201	31,984
	Barclays PLC	6,743,511	29,728
	Standard Chartered PLC	1,178,193	29,517
	Diageo PLC	1,464,543	25,551
	Unilever PLC	752,018	24,081
*	Xstrata PLC	1,129,262	19,898

22

Tax-Managed International Fund

			Market
			Value•
		Shares	($000)
	Reckitt Benckiser Group
	PLC	354,967	19,239
	Imperial Tobacco Group
	PLC	594,328	18,738
*	Lloyds Banking Group
	PLC	22,593,611	18,145
	SABMiller PLC	559,850	16,424
	National Grid PLC	1,461,362	15,981
	Prudential PLC	1,498,417	15,271
	Centrica PLC	3,047,232	13,768
	BAE Systems PLC	2,109,660	12,163
	Cadbury PLC	811,016	10,441
	Aviva PLC	1,624,172	10,290
	Scottish &
	Southern Energy PLC	548,450	10,253
	BT Group PLC	4,623,289	10,014
	Tullow Oil PLC	479,520	10,004
	Rolls-Royce Group PLC	1,108,411	8,653
	Compass Group PLC	1,044,243	7,461
	WPP PLC	752,059	7,347
	Pearson PLC	486,177	6,992
	Shire PLC	328,492	6,427
	British Sky Broadcasting
	Group PLC	686,033	6,182
	Marks & Spencer Group
	PLC	949,188	6,160
	Experian PLC	617,550	6,107
	Reed Elsevier PLC	730,361	6,000
*	Old Mutual PLC	3,188,570	5,570
	Smith & Nephew PLC	532,874	5,474
	Kingfisher PLC	1,428,121	5,237
	WM Morrison
	Supermarkets PLC	1,153,099	5,143
	Man Group PLC	1,034,241	5,090
	Land Securities Group
	PLC	458,623	5,028
*	Royal Bank of
	Scotland Group PLC	10,235,986	4,803
	Legal & General Group
	PLC	3,567,399	4,593
	International Power PLC	924,008	4,574
	Capita Group PLC	377,273	4,552
	Standard Life PLC	1,293,304	4,490
*	Cairn Energy PLC	835,702	4,455
	British Land Co. PLC	524,387	4,021
	Next PLC	119,938	4,000
	Randgold Resources Ltd.	49,838	3,962
	Smiths Group PLC	238,152	3,898
	J Sainsbury PLC	719,716	3,744
	RSA Insurance Group PLC	1,865,080	3,630
*	Wolseley PLC	165,945	3,321
	United Utilities Group PLC	417,071	3,320
	Johnson Matthey PLC	132,241	3,268
	Antofagasta PLC	205,040	3,252
	Cable & Wireless PLC	1,421,966	3,213
*	Carnival PLC	92,231	3,151

			Market
			Value•
		Shares	($000)
	Vedanta Resources PLC	72,086	2,981
*	Lonmin PLC	95,184	2,956
	Hammerson PLC	432,524	2,938
*	Autonomy Corp. PLC	119,163	2,907
	Sage Group PLC	808,648	2,872
	Cobham PLC	704,636	2,841
	G4S PLC	664,555	2,779
	Inmarsat PLC	248,279	2,761
	3i Group PLC	599,841	2,713
	AMEC PLC	206,122	2,618
	Burberry Group PLC	270,318	2,593
	Severn Trent PLC	147,095	2,571
	Rexam PLC	543,231	2,539
	Segro PLC	455,646	2,516
	Liberty International PLC	303,972	2,504
	Associated British Foods
	PLC	186,581	2,477
*	Kazakhmys PLC	117,650	2,463
	Invensys PLC	501,211	2,402
	ICAP PLC	328,190	2,275
	Bunzl PLC	204,808	2,221
	Eurasian Natural
	Resources Corp.	146,616	2,163
*	Resolution Ltd.	1,487,871	2,149
	Serco Group PLC	247,777	2,107
	Home Retail Group PLC	452,016	2,061
	Whitbread PLC	88,006	1,980
	Thomas Cook Group PLC	490,539	1,823
	Petrofac Ltd.	107,625	1,793
	Intercontinental Hotels
	Group PLC	124,790	1,786
	Tomkins PLC	558,871	1,726
	Admiral Group PLC	90,011	1,718
	Schroders PLC	78,305	1,672
	Firstgroup PLC	233,664	1,595
	Investec PLC	227,389	1,559
	Drax Group PLC	218,115	1,461
	Balfour Beatty PLC	331,078	1,376
	Fresnillo PLC	107,738	1,359
	London Stock Exchange
	Group PLC	96,455	1,116
*	British Airways PLC	373,266	1,114
	TUI Travel PLC	268,067	1,104
	Carphone Warehouse
	Group PLC	143,241	432
			1,284,211
Total Common Stocks
(Cost $5,566,100)			5,981,006
Other Assets and Liabilities (0.1%)
Other Assets			34,071
Liabilities			(30,539)
			3,532
Net Assets (100%)			5,984,538

23

Tax-Managed International Fund

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	6,120,848
Overdistributed Net Investment Income	(3,597)
Accumulated Net Realized Losses	(547,447)
Unrealized Appreciation (Depreciation)
Investment Securities	414,906
Foreign Currencies	(172)
Net Assets	5,984,538

Investor Shares—Net Assets
Applicable to 128,737,412 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,409,479
Net Asset Value Per Share—
Investor Shares	$10.95

Institutional Shares—Net Assets
Applicable to 20,021,021 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	219,396
Net Asset Value Per Share—
Institutional Shares	$10.96

ETF Shares—Net Assets
Applicable to 127,882,725 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,355,663
Net Asset Value Per Share—
ETF Shares	$34.06

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

24

Tax-Managed International Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Dividends[1]	140,791
Interest[2]	15
Total Income	140,806
Expenses
The Vanguard Group—Note B
Investment Advisory Services	211
Management and Administrative—Investor Shares	1,903
Management and Administrative—Institutional Shares	115
Management and Administrative—ETF Shares	3,213
Marketing and Distribution—Investor Shares	252
Marketing and Distribution—Institutional Shares	62
Marketing and Distribution—ETF Shares	850
Custodian Fees	507
Auditing Fees	31
Shareholders’ Reports and Proxies—Investor Shares	33
Shareholders’ Reports and Proxies—Institutional Shares	—
Shareholders’ Reports and Proxies—ETF Shares	185
Trustees’ Fees and Expenses	7
Total Expenses	7,369
Expenses Paid Indirectly	(70)
Net Expenses	7,299
Net Investment Income	133,507
Realized Net Gain (Loss)
Investment Securities Sold	(195,088)
Foreign Currencies	2,812
Realized Net Gain (Loss)	(192,276)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,325,356
Foreign Currencies	(150)
Change in Unrealized Appreciation (Depreciation)	1,325,206
Net Increase (Decrease) in Net Assets Resulting from Operations	1,266,437

1 Dividends are net of foreign withholding taxes of $12,739,000.
2 Interest income from an affiliated company of the fund was $15,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Tax-Managed International Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	133,507	118,513
Realized Net Gain (Loss)	(192,276)	(249,218)
Change in Unrealized Appreciation (Depreciation)	1,325,206	(1,665,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,266,437	(1,796,439)
Distributions
Net Investment Income
Investor Shares	(32,472)	(36,506)
Institutional Shares	(5,265)	(8,403)
ETF Shares	(102,044)	(73,729)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(139,781)	(118,638)
Capital Share Transactions
Investor Shares	772	79,651
Institutional Shares	(64,053)	(77,177)
ETF Shares	1,255,998	2,441,432
Net Increase (Decrease) from Capital Share Transactions	1,192,717	2,443,906
Total Increase (Decrease)	2,319,373	528,829
Net Assets
Beginning of Period	3,665,165	3,136,336
End of Period[1]	5,984,538	3,665,165
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,597,000) and ($135,000).

See accompanying Notes, which are an integral part of the Financial Statements.

26

Tax-Managed International Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.74	$15.40	$14.16	$11.48	$10.33
Investment Operations
Net Investment Income	.277[1]	.290	.332	.331	.246
Net Realized and Unrealized Gain (Loss)
on Investments	2.190	(6.661)	1.244	2.685	1.161
Total from Investment Operations	2.467	(6.371)	1.576	3.016	1.407
Distributions
Dividends from Net Investment Income	(.257)	(.289)	(.336)	(.336)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.257)	(.289)	(.336)	(.336)	(.257)
Net Asset Value, End of Period	$10.95	$8.74	$15.40	$14.16	$11.48

Total Return[2]	28.27%	–41.27%	11.15%	26.27%	13.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,409	$1,131	$1,915	$1,624	$1,119
Ratio of Total Expenses to
Average Net Assets	0.20%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.87%	3.47%	2.71%	2.70%	2.50%
Portfolio Turnover Rate[3]	9%	16%	6%	4%	5%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 1% redemption fee on shares held for less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Tax-Managed International Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.74	$15.41	$14.17	$11.48	$10.33
Investment Operations
Net Investment Income	.288[1]	.296	.341	.348	.253
Net Realized and Unrealized Gain (Loss)
on Investments	2.197	(6.671)	1.244	2.685	1.161
Total from Investment Operations	2.485	(6.375)	1.585	3.033	1.414
Distributions
Dividends from Net Investment Income	(.265)	(.295)	(.345)	(.343)	(.264)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.265)	(.295)	(.345)	(.343)	(.264)
Net Asset Value, End of Period	$10.96	$8.74	$15.41	$14.17	$11.48

Total Return[2]	28.48%	–41.27%	11.21%	26.42%	13.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$219	$242	$568	$258	$193
Ratio of Total Expenses to
Average Net Assets	0.10%	0.09%	0.09%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.97%	3.53%	2.77%	2.76%	2.56%
Portfolio Turnover Rate[3]	9%	16%	6%	4%	5%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 1% redemption fee on shares held for less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Tax-Managed International Fund

Financial Highlights

Europe Pacific ETF Shares
			July 20,
	Year Ended		2007[1] to
	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$27.18	$47.92	$49.99
Investment Operations
Net Investment Income	.860[2]	.934	.204
Net Realized and Unrealized Gain (Loss) on Investments	6.836	(20.744)	(1.219)
Total from Investment Operations	7.696	(19.810)	(1.015)
Distributions
Dividends from Net Investment Income	(.816)	(.930)	(1.055)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.816)	(.930)	(1.055)
Net Asset Value, End of Period	$34.06	$27.18	$47.92

Total Return	28.34%	–41.25%	–2.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,356	$2,292	$653
Ratio of Total Expenses to Average Net Assets	0.15%	0.11%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	2.92%	3.51%	2.74%[3]
Portfolio Turnover Rate[4]	9%	16%	6%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares, known as Vanguard Europe Pacific ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

30

Tax-Managed International Fund

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2009, the fund had contributed capital of $1,194,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2009, custodian fee offset arrangements reduced the fund’s expenses by $70,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,573	5,970,353	80
Total	10,573	5,970,353	80

31

Tax-Managed International Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2009:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2008	—
Transfers into Level 3	72
Change in Unrealized Appreciation (Depreciation)	8
Balance as of December 31, 2009	80

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2009, the fund realized net foreign currency gains of $2,812,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

During the year ended December 31, 2009, the fund realized $55,364,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2009, the fund had $1,441,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $483,857,000 to offset future net capital gains of $12,748,000 through December 31, 2010, $27,239,000 through December 31, 2011, $5,174,000 through December 31, 2012, $99,680,000 through December 31, 2016, and $339,016,000 through December 31, 2017. In addition, the fund realized losses of $52,484,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010.

At December 31, 2009, the cost of investment securities for tax purposes was $5,577,206,000. Net unrealized appreciation of investment securities for tax purposes was $403,800,000, consisting of unrealized gains of $788,405,000 on securities that had risen in value since their purchase and $384,605,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2009, the fund purchased $1,792,082,000 of investment securities and sold $611,583,000 of investment securities, other than temporary cash investments.

32

Tax-Managed International Fund

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	125,159	14,090	305,754	26,025
Issued in Lieu of Cash Distributions	26,118	2,418	28,971	3,486
Redeemed[1]	(150,505)	(17,213)	(255,074)	(24,427)
Net Increase (Decrease)—Investor Shares	772	(705)	79,651	5,084
Institutional Shares
Issued	13,419	1,577	80,348	5,969
Issued in Lieu of Cash Distributions	3,723	345	6,027	723
Redeemed[1]	(81,195)	(9,541)	(163,552)	(15,951)
Net Increase (Decrease)—Institutional Shares	(64,053)	(7,619)	(77,177)	(9,259)
ETF Shares
Issued	1,367,568	47,062	2,441,432	70,686
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(111,570)	(3,500)	—	—
Net Increase (Decrease)—ETF Shares	1,255,998	43,562	2,441,432	70,686
1 Net of redemption fees for fiscal 2009 and 2008 of $931,000 and $1,382,000, respectively (fund totals).

H. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 16, 2010, for potential recognition or disclosure in these financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed International Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed International Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 16, 2010

Special 2009 tax information (unaudited) for Vanguard Tax-Managed International Fund

This information for the fiscal year ended December 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $139,781,000 of qualified dividend income to shareholders during the fiscal year.

The fund passed through foreign source income of $153,505,000 and foreign taxes paid of $12,716,000 to shareholders. The pass-through of foreign taxes paid affects only shareholders on the fund’s dividend record date in December 2009. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2010.

34

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed International Fund Investor Shares[1]
Periods Ended December 31, 2009
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	27.02%	3.73%	1.24%
Returns After Taxes on Distributions	26.75	3.49	0.94
Returns After Taxes on Distributions and Sale of Fund Shares	18.32	3.35	1.04

1 Total returns reflect the 1% fee assessed on redemptions of shares held for less than five years. Total returns do not reflect the account service fee that may be applicable to certain accounts with balances below $10,000.

35

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

36

Six Months Ended December 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	6/30/2009	12/31/2009	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,213.59	$1.12
Institutional Shares	1,000.00	1,214.23	0.56
Europe Pacific ETF Shares	1,000.00	1,213.58	0.84
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
Institutional Shares	1,000.00	1,024.70	0.51
Europe Pacific ETF Shares	1,000.00	1,024.45	0.77

1 The calculations are based on expenses incurred during the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Institutional Shares, and 0.15% for Europe Pacific ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

37

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

38

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 163 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years: Chairman
Born 1957. Trustee Since July 2009. Chairman of the	and Chief Executive Officer (retired 2009) and President
Board. Principal Occupation(s) During the Past Five	(2006–2008) of Rohm and Haas Co. (chemicals); Board
Years: Chairman of the Board of The Vanguard Group,	Member of American Chemistry Council; Director of
Inc., and of each of the investment companies served	Tyco International, Ltd. (diversified manufacturing and
by The Vanguard Group, since January 2010; Director of	services) and Hewlett-Packard Co. (electronic computer
The Vanguard Group since 2008; Chief Executive Officer	manufacturing); Trustee of The Conference Board.
and President of The Vanguard Group and of each of the
investment companies served by The Vanguard Group	Amy Gutmann
since 2008; Director of Vanguard Marketing Corporation;	Born 1949. Trustee Since June 2006. Principal
Managing Director of The Vanguard Group (1995–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Independent Trustees	of Arts and Sciences with secondary appointments
at the Annenberg School for Communication and the
Emerson U. Fullwood	Graduate School of Education of the University of
Born 1948. Trustee Since January 2008. Principal	Pennsylvania; Director of Carnegie Corporation of
Occupation(s) During the Past Five Years: Executive	New York, Schuylkill River Development Corporation,
Chief Staff and Marketing Officer for North America	and Greater Philadelphia Chamber of Commerce;
and Corporate Vice President (retired 2008) of Xerox	Trustee of the National Constitution Center.
Corporation (photocopiers and printers); Director of
SPX Corporation (multi-industry manufacturing), the
United Way of Rochester, the Boy Scouts of America,
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the Maxwell
School of Citizenship and Public Affairs at Syracuse	Kathryn J. Hyatt
University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
F. Joseph Loughrey	The Vanguard Group, Inc.; Treasurer of each of the
Born 1949. Trustee Since October 2009. Principal	investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President and	Group since 2008; Assistant Treasurer of each of the
Chief Operating Officer since 2005 (retired 2009) and	investment companies served by The Vanguard Group
Vice Chairman of the Board (2008–2009) of Cummins	(1988–2008).
Inc. (industrial machinery); Director of SKF AB (industrial
machinery), Hillenbrand, Inc. (specialized consumer	Heidi Stam
services), Sauer-Danfoss Inc. (machinery), the Lumina	Born 1956. Secretary Since July 2005. Principal
Foundation for Education, and the Columbus Community	Occupation(s) During the Past Five Years: Managing
Education Coalition; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: George Gund	of The Vanguard Group (1997–2006).
Professor of Finance and Banking, Harvard Business
School; Chair of the Investment Committee of HighVista
Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Deputy Chairman of	Chairman Emeritus and Senior Advisor
the Federal Reserve Bank of Cleveland; Trustee of
University Hospitals of Cleveland, The Cleveland	John J. Brennan
Museum of Art, and Case Western Reserve University.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	Founder
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	John C. Bogle
President of Corning Technologies (2001–2005); Director	Chairman and Chief Executive Officer, 1974–1996
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School
of Business Administration at Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-749-7273	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1270 022010

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2009: $122,000
Fiscal Year Ended December 31, 2008: $123,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2009: $3,354,640
Fiscal Year Ended December 31, 2008: $3,055,590

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2009: $876,210
Fiscal Year Ended December 31, 2008: $626,240

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2009: $423,070
Fiscal Year Ended December 31, 2008: $230,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2009: $0
Fiscal Year Ended December 31, 2008: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2009: $423,070
Fiscal Year Ended December 31, 2008: $230,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 22, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.